As filed with the Securities and Exchange Commission on March 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) January 31, 2018

Investments	Shares	Value ($000)

LONG POSITIONS - 97.4%

COMMON STOCKS - 44.4%

Aerospace & Defense - 1.2%
General Dynamics Corp.(a)	1,950	434
Orbital ATK, Inc.(b)	4,300	567
Raytheon Co.	1,950	407
Rockwell Collins, Inc.(b)	3,700	512
Safran SA (France)	6,700	757
Sparton Corp.*(b)	5,700	131
Ste Industrielle d'Aviation Latecoere SA (France)*	26,894	185
United Technologies Corp.	6,715	927
		3,920
Air Freight & Logistics - 0.7%
FedEx Corp. (a)	8,476	2,225

Airlines - 0.0%(c)
AMR Corp. *(d)(e)	14,383	24

Auto Components - 0.2%
Aptiv plc	5,210	494

Automobiles - 0.1%
General Motors Co.	10,625	451

Banks - 2.5%
Bank of America Corp.(a)	21,770	697
Barclays plc (United Kingdom)(a)	98,208	279
Citigroup, Inc.(a)	10,360	813
Citizens Financial Group, Inc.	16,945	778
Comerica, Inc.(a)	8,230	784
JPMorgan Chase & Co.(a)	6,000	694
KeyCorp	66,710	1,427
Societe Generale SA (France)	10,315	600
Wells Fargo & Co.(b)	26,348	1,733
		7,805
Beverages - 0.0%(c)
Dr Pepper Snapple Group, Inc.	1,100	131

Biotechnology - 0.8%
Ablynx NV (Belgium)*	7,400	403
BioMarin Pharmaceutical, Inc.*	4,095	369
Bioverativ, Inc.*(b)	5,400	557
Cascadian Therapeutics, Inc.*	3,600	36
Ignyta, Inc.*(b)	20,100	541
Juno Therapeutics, Inc.*	7,700	661
		2,567
Capital Markets - 1.2%
Actua Corp.*	5,500	86
Amundi SA (France)(f)	6,050	571
Aretec Group, Inc., Class A*(d)(e)(g)(h)	183,806	—
Avista Healthcare Public Acquisition Corp., Class A*	200	2
Evercore, Inc., Class A(a)	15,433	1,552
Goldman Sachs Group, Inc. (The)(a)	2,735	732

Investments	Shares	Value ($000)
J2 Acquisition Ltd. (United Kingdom)*(f)	6,800	65
Matlin and Partners Acquisition Corp., Class A*	13,210	129
Modern Media Acquisition Corp.*(b)	13,200	129
National Energy Services Reunited Corp.*(b)	23,900	238
Nebula Acquisition Corp.*(b)	7,100	72
Osprey Energy Acquisition Corp.*(b)	18,600	179
Pensare Acquisition Corp.*	5,800	56
Silver Run Acquisition Corp. II, Class A*(b)	200	2
		3,813
Chemicals - 2.2%
Air Products & Chemicals, Inc.(a)	6,139	1,034
Ashland Global Holdings, Inc.	5,900	428
Calgon Carbon Corp.	12,100	258
Croda International plc (United Kingdom)	5,678	362
DowDuPont, Inc.(a)	26,918	2,034
Monsanto Co.(b)	6,800	828
Venator Materials plc*	42,419	960
WR Grace & Co.(a)	12,485	922
		6,826
Communications Equipment - 0.4%
Lumentum Holdings, Inc.*(a)	15,693	727
Motorola Solutions, Inc.	5,430	540
		1,267
Construction Materials - 0.6%
HeidelbergCement AG (Germany)(a)	11,094	1,202
Vulcan Materials Co.	5,150	697
		1,899
Consumer Finance - 0.2%
Capital One Financial Corp.	5,455	567

Containers & Packaging - 0.1%
Ball Corp.	8,758	335

Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.(b)	1,871	33
General Communication, Inc., Class A*	9,300	390
Straight Path Communications, Inc., Class B*(b)	2,300	420
		843
Electric Utilities - 0.7%
ALLETE, Inc.	2,325	168
American Electric Power Co., Inc.	2,355	162
Edison International	1,695	106
Exelon Corp.	9,680	373
FirstEnergy Corp.	4,210	139
Great Plains Energy, Inc.(a)	13,172	410
NextEra Energy, Inc.	1,422	225
PG&E Corp.	8,039	341
Westar Energy, Inc.(b)	7,300	377
		2,301

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
Electrical Equipment - 0.1%
General Cable Corp.	8,200	244

Electronic Equipment, Instruments & Components - 0.6%
Axis Communications AB (Sweden)(a)	16,400	703
FLIR Systems, Inc.(a)	19,854	1,017
Pure Technologies Ltd. (Canada)	10,000	73
		1,793
Energy Equipment & Services - 0.4%
C&J Energy Services, Inc.*(a)	23,141	708
Fairmount Santrol Holdings, Inc.*	26,907	150
US Silica Holdings, Inc.	8,378	279
		1,137
Equity Real Estate Investment Trusts (REITs) - 0.7%
New York REIT, Inc.*(b)	114,615	232
VICI Properties, Inc.*	88,335	1,943
VICI Properties, Inc.*(e)	6,835	137
		2,312
Food & Staples Retailing - 0.6%
Cia Brasileira de Distribuicao, ADR (Brazil)*(a)	9,229	218
Magnit PJSC, GDR (Russia)(f)	7,182	162
Rite Aid Corp.*(b)	18,025	39
Wal-Mart de Mexico SAB de CV (Mexico)	87,901	220
Walmart, Inc.(a)	5,850	624
X5 Retail Group NV, GDR (Russia)*(f)	15,107	579
		1,842
Food Products - 0.5%
Hain Celestial Group, Inc. (The)*	12,545	478
Mondelez International, Inc., Class A	24,946	1,108
Snyder's-Lance, Inc.(b)	900	45
		1,631
Gas Utilities - 0.1%
Atmos Energy Corp.	2,013	167
WGL Holdings, Inc.(b)	600	50
		217
Health Care Equipment & Supplies - 1.1%
Danaher Corp.(a)	11,777	1,193
Entellus Medical, Inc.*	8,400	202
Exactech, Inc.*	3,800	190
NxStage Medical, Inc.*(b)	11,300	283
Smith & Nephew plc (United Kingdom)(a)	7,345	132
Zimmer Biomet Holdings, Inc.(b)	12,095	1,538
		3,538
Health Care Providers & Services - 0.8%
Aetna, Inc.	5,975	1,116
Humana, Inc.	3,200	902
Kindred Healthcare, Inc.	11,600	107
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	57,371	150
Sinopharm Group Co. Ltd., Class H (China)	32,206	142
		2,417

Investments	Shares	Value ($000)
Hotels, Restaurants & Leisure - 1.7%
Belmond Ltd., Class A (United Kingdom)*(b)	3,000	39
Boyd Gaming Corp.	11,064	437
Buffalo Wild Wings, Inc.*	2,800	440
Caesars Entertainment Corp.*	45,686	637
Carnival Corp.	8,040	576
Playa Hotels & Resorts NV*	73,111	757
Six Flags Entertainment Corp.	13,559	916
Tropicana Entertainment, Inc.*	12,249	701
Vail Resorts, Inc.	3,170	693
		5,196
Household Durables - 0.4%
CalAtlantic Group, Inc.	11,000	617
Lennar Corp., Class A	7,965	499
Lennar Corp., Class B(b)	4,993	253
		1,369
Independent Power and Renewable Electricity Producers - 0.7%
8Point3 Energy Partners LP	20,686	303
Atlantica Yield plc (Spain)	29,244	617
Calpine Corp.*	39,300	593
NextEra Energy Partners LP	3,794	171
NRG Energy, Inc.	5,238	136
NRG Yield, Inc., Class A	6,764	127
Pattern Energy Group, Inc., Class A	12,565	259
		2,206
Industrial Conglomerates - 0.1%
Smiths Group plc (United Kingdom)	9,113	207

Insurance - 1.3%
Admiral Group plc (United Kingdom)	5,578	146
AIA Group Ltd. (Hong Kong)	108,103	926
American International Group, Inc.(a)	17,346	1,109
Aon plc	4,455	633
Chubb Ltd.	2,865	448
RSA Insurance Group plc (United Kingdom)	60,838	535
Validus Holdings Ltd.	2,600	176
		3,973
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*(a)	706	1,024
ASOS plc (United Kingdom)*	2,023	213
Expedia, Inc.	3,254	417
Netflix, Inc.*	2,315	626
Priceline Group, Inc. (The)*	240	459
zooplus AG (Germany)*	1,343	277
		3,016
Internet Software & Services - 2.3%
Alibaba Group Holding Ltd., ADR (China)*(a)	6,696	1,368
Alphabet, Inc., Class A*(a)	1,520	1,797
Baidu, Inc., ADR (China)*	1,319	326
Bazaarvoice, Inc.*	32,400	178
China Literature Ltd. (China)*(f)	13	–(i)
eBay, Inc.*	7,687	312
Facebook, Inc., Class A*(a)	7,910	1,478
Mail.Ru Group Ltd., GDR (Russia)*(f)	4,039	132
MercadoLibre, Inc. (Argentina)	1,692	655
Tencent Holdings Ltd. (China)	14,272	846

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
Yandex NV, Class A (Russia)*	4,174	162
		7,254
IT Services - 1.3%
Blackhawk Network Holdings, Inc.*	12,300	559
DST Systems, Inc.	4,400	367
Everi Holdings, Inc.*	105,868	819
MoneyGram International, Inc.*(b)	2,900	35
PayPal Holdings, Inc.*	6,523	557
Visa, Inc., Class A	4,005	498
Worldpay, Inc.*(b)	15,932	1,279
		4,114
Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)	16,668	1,455

Machinery - 0.5%
Dover Corp.(a)	14,577	1,548
EnPro Industries, Inc.	299	26
Xylem, Inc.	1,447	105
		1,679
Media - 3.8%
Charter Communications, Inc., Class A*(a)	1,300	490
DISH Network Corp., Class A*(a)	10,159	476
Global Eagle Entertainment, Inc.*	20,534	59
Gray Television, Inc.*(a)	53,279	871
ITV plc (United Kingdom)	337,547	800
Liberty Global plc, Class C (United Kingdom)*	8,040	288
Loral Space & Communications, Inc.*(b)	6,300	294
Nexstar Media Group, Inc., Class A	11,324	851
Regal Entertainment Group, Class A(b)	22,400	513
Scripps Networks Interactive, Inc., Class A(b)	5,000	440
Sinclair Broadcast Group, Inc., Class A	23,630	877
Sirius XM Holdings, Inc.(b)	32,693	200
Stroeer SE & Co. KGaA (Germany)	31,790	2,447
Time Warner, Inc.(b)	23,444	2,235
Tribune Co. Litigation, Class 1C*(d)(e)(g)	300,000	—
Tribune Media Co., Class A(b)	11,600	494
Twenty-First Century Fox, Inc., Class A	12,170	449
Twenty-First Century Fox, Inc., Class B(b)	1,500	55
Videocon d2h Ltd., ADR (India)*(b)	2,500	22
		11,861
Metals & Mining - 0.3%
Constellium NV, Class A (Netherlands)*	53,737	691
Pretium Resources, Inc. (Canada)*	40,831	284
		975
Multi-Utilities - 0.2%
Black Hills Corp.	3,313	184
Public Service Enterprise Group, Inc.	3,357	174
Sempra Energy	1,924	206
		564
Investments	Shares	Value ($000)
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream GP LP(a)	29,599	623
Cheniere Energy, Inc.*(a)	11,565	654
Devon Energy Corp.	7,820	324
Enbridge Energy Management LLC*(d)(e)(g)	2,306	–(i)
EOG Resources, Inc.(a)	3,015	347
EQT Corp.(a)	21,780	1,182
Gener8 Maritime, Inc.*	13,701	80
Golar LNG Ltd. (Bermuda)	9,615	262
Halcon Resources Corp.*	73,432	587
Kinder Morgan, Inc.	27,190	489
Midstates Petroleum Co., Inc.*	56,524	928
NextDecade Corp.*	16,110	110
ONEOK, Inc.	8,524	502
Pembina Pipeline Corp. (Canada)	9,255	316
Pioneer Natural Resources Co.	1,495	273
SM Energy Co.	11,829	276
Tallgrass Energy GP LP	833	20
Targa Resources Corp.	5,384	258
TransCanada Corp. (Canada)	9,679	446
		7,677
Paper & Forest Products - 0.0%(c)
KapStone Paper and Packaging Corp.	4,200	145

Personal Products - 0.3%
Edgewell Personal Care Co. *(a)	15,808	893

Pharmaceuticals - 1.3%
Akorn, Inc.*(b)	21,300	686
Allergan plc	13,682	2,466
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	1
Bristol-Myers Squibb Co.	5,430	340
Dr Reddy's Laboratories Ltd., ADR (India)	3,864	133
Hikma Pharmaceuticals plc (Jordan)	17,797	244
Sucampo Pharmaceuticals, Inc., Class A*(b)	8,300	149
Teva Pharmaceutical Industries Ltd., ADR (Israel)	3,167	65
		4,084
Professional Services - 1.2%
Dun & Bradstreet Corp. (The)(a)	15,114	1,870
Equifax, Inc.	4,165	520
IHS Markit Ltd.*	30,140	1,439
Intertrust NV (Netherlands)(f)	1,072	20
		3,849
Road & Rail - 0.9%
CSX Corp.(a)	23,519	1,335
Norfolk Southern Corp.	10,877	1,641
		2,976
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	5,900	542
Broadcom Ltd.	4,976	1,234
Cavium, Inc.*	4,000	355
Intel Corp.	11,235	541
Lattice Semiconductor Corp.*(b)	4,800	31
NXP Semiconductors NV (Netherlands)*(b)	13,450	1,618

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
QUALCOMM, Inc.(b)	700	48
Sigma Designs, Inc.*(b)	7,700	44
SunEdison, Inc., Reorganized Equity*(e)(g)	34,168	—
Xcerra Corp.*(b)	11,900	119
		4,532
Software - 1.2%
Activision Blizzard, Inc.(a)	5,240	388
Barracuda Networks, Inc.*	9,900	273
BroadSoft, Inc.*	10,600	582
Callidus Software, Inc.*	1,300	47
Dell Technologies, Inc., Class V*(b)	3,200	229
Micro Focus International plc, ADR (United Kingdom)(b)	555	17
Microsoft Corp.	20,967	1,992
salesforce.com, Inc.*	2,950	336
		3,864
Specialty Retail - 2.0%
AutoZone, Inc.*(a)	1,587	1,215
Hennes & Mauritz AB, Class B (Sweden)	19,715	349
Pets at Home Group plc (United Kingdom)	18,604	47
Sports Direct International plc (United Kingdom)*	426,928	2,255
Tiffany & Co.	24,240	2,585
		6,451
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.(a)	6,146	1,029
Hewlett Packard Enterprise Co.(b)	3,471	57
Samsung Electronics Co. Ltd., GDR (South Korea)(f)	520	616
Western Digital Corp.	5,335	475
Xerox Corp.	800	27
		2,204
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group plc (United Kingdom)(a)	4,013	90
Michael Kors Holdings Ltd.*	6,913	456
NIKE, Inc., Class B	9,175	626
PVH Corp.	11,447	1,775
Tapestry, Inc.	10,989	517
		3,464
Thrifts & Mortgage Finance - 0.1%
Bear State Financial, Inc.	3,600	37
Ocwen Financial Corp.*	75,409	254
		291
Tobacco - 0.3%
Philip Morris International, Inc.	8,190	878

Trading Companies & Distributors - 0.5%
Brenntag AG (Germany)	26,556	1,722

Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	18,150	1,204

Water Utilities - 0.2%
American Water Works Co., Inc.	2,265	188
Aqua America, Inc.(a)	3,451	125
Investments	Shares	Value ($000)
Evoqua Water Technologies Corp.*	7,574	173
		486
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. *	8,965	584

TOTAL COMMON STOCKS (Cost $124,949)		139,772
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - 9.3%

Banks - 1.7%
Emigrant Capital Trust V
(ICE LIBOR USD 3 Month + 1.55%), 3.24%, 7/1/2037(d)(e)(g)(j)(k)	8,000,000	5,480

Beverages - 0.3%
CEDC Finance Corp. International, Inc. (Poland)
10.00%, 12/31/2022(j)	950,708	837

Capital Markets - 2.6%
Sterling Capital Corp.
2.80%, 10/1/2037(d)(e)(g)(k)	11,000,000	8,250

Chemicals - 0.0%
Momentive Performance Materials, Inc.
10.00%, 10/15/2020(d)(e)(g)(l)	613,000	—

Commercial Services & Supplies - 0.6%
Corporate Risk Holdings LLC
9.50%, 7/1/2019(j)	1,829,000	1,884

Construction & Engineering - 0.2%
ABG Orphan Holdco Sarl (Spain)
14.00%, 2/28/2021(f)(m)	687,325	711

Diversified Financial Services - 0.3%
TICP CLO IV Ltd.
(ICE LIBOR USD 3 Month + 3.55%), 3.83%, 7/20/2027(k)	1,000,000	1,001

Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA (Luxembourg)
9.75%, 7/15/2025(j)	951,000	875

Energy Equipment & Services - 0.3%
FTS International, Inc.
(ICE LIBOR USD 3 Month + 7.50%, 7.50% Floor), 9.09%, 6/15/2020(j)(k)	190,000	193
Hornbeck Offshore Services, Inc.
5.88%, 4/1/2020	972,000	685
		878

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC
8.00%, 10/15/2023	294,000	330

Independent Power and Renewable Electricity Producers - 0.8%
GenOn Energy, Inc.
9.50%, 10/15/2018(l)	1,250,000	1,016
9.88%, 10/15/2020(l)	1,795,000	1,436
		2,452
Insurance - 0.2%
Alliant Holdings Intermediate LLC
8.25%, 8/1/2023(j)	500,000	527

Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.
4.38%, 11/15/2026	777,000	759
4.88%, 4/15/2028(j)	420,000	417
		1,176
Media - 0.4%
AMC Networks, Inc.
4.75%, 8/1/2025	246,000	246
Cenveo Corp.
6.00%, 8/1/2019(j)	1,569,000	1,086
		1,332
Metals & Mining - 0.3%
Constellium NV (Netherlands)
6.63%, 3/1/2025(j)	924,000	975

Oil, Gas & Consumable Fuels - 0.8%
Cobalt International Energy, Inc.
11.75%, 12/1/2021(l)	912,000	1,002
7.75%, 12/1/2023(l)	1,169,000	1,145
Denbury Resources, Inc.
9.00%, 5/15/2021(j)	144,000	147
9.25%, 3/31/2022(j)	378,000	388
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(d)(e)(g)(l)	1,848,000	—
		2,682
TOTAL CORPORATE BONDS (Cost $28,644)		29,390

Investments	Principal Amount ($)	Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%

BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class F, (ICE LIBOR USD 1 Month + 3.50%, 3.50% Floor), 5.06%, 9/15/2026(j)(k)	3,000,000	2,997
Series 2014-ICTS, Class E, (ICE LIBOR USD 1 Month + 2.95%, 2.95% Floor), 4.51%, 6/15/2028(j)(k)	3,450,000	3,433
COMM Mortgage Trust
Series 2014-PAT, Class E, (ICE LIBOR USD 1 Month + 3.15%, 3.15% Floor), 4.70%, 8/13/2027(j)(k)	4,800,000	4,865
Investments	Principal Amount ($)	Value ($000)
CSMC Trust
Series 2015-DEAL, Class E, (ICE LIBOR USD 1 Month + 4.00%, 4.00% Floor), 5.56%, 4/15/2029(j)(k)	1,000,000	1,003
GS Mortgage Securities Trust
Series 2013-GC12, Class D, 4.44%, 6/10/2046(j)(n)	2,000,000	1,716
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-PHH, Class E, (ICE LIBOR USD 1 Month + 3.55%), 5.11%, 8/15/2027(j)(k)	1,910,000	1,910
Series 2014-CBM, Class E, (ICE LIBOR USD 1 Month + 3.85%, 3.85% Floor), 5.41%, 10/15/2029(j)(k)	1,700,000	1,700
Series 2013-C10, Class D, 4.13%, 12/15/2047(n)	1,400,000	1,271
Lone Star Portfolio Trust
Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.60%, 5.60% Floor), 7.16%, 9/15/2028(j)(k)	1,109,189	1,123
Palisades Center Trust
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(j)	1,000,000	992
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,001)		21,010

Investments	Principal Amount ($)	Value ($000)

ASSET-BACKED SECURITIES - 6.4%

Allegro CLO III Ltd.
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.65%), 4.40%, 7/25/2027(e)(g)(j)(k)	1,000,000	1,000
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class DR2, (ICE LIBOR USD 3 Month + 4.00%), 5.72%, 7/16/2029(j)(k)	1,000,000	1,022
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class CR, (ICE LIBOR USD 3 Month + 2.45%), 4.17%, 10/15/2030(j)(k)	1,000,000	1,002
Catamaran CLO Ltd.
Series 2012-1A, Class E, (ICE LIBOR USD 3 Month + 5.25%), 6.88%, 12/20/2023(j)(k)	1,000,000	1,002
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 4.54%, 4/22/2027(j)(k)	1,000,000	1,001

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
CIFC Funding Ltd.
Series 2016-1A, Class D, (ICE LIBOR USD 3 Month + 4.00%), 5.74%, 10/21/2028(j)(k)	1,000,000	1,022
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF4, 4.87%, 10/25/2035(n)	157,719	159
DT Auto Owner Trust
Series 2015-1A, Class D, 4.26%, 2/15/2022(j)	1,500,000	1,516
Jamestown CLO III Ltd.
Series 2013-3A, Class C, (ICE LIBOR USD 3 Month + 3.30%), 5.02%, 1/15/2026(j)(k)	1,250,000	1,255
JP Morgan Mortgage Acquisition Trust
Series 2007-CH1, Class AF6, 4.96%, 11/25/2036(o)	150,502	150
Madison Park Funding XIV Ltd.
Series 2014-14A, Class DR, (ICE LIBOR USD 3 Month + 3.25%), 4.99%, 7/20/2026(j)(k)	1,000,000	1,009
Ocean Trails CLO V
Series 2014-5A, Class DR, (ICE LIBOR USD 3 Month + 3.60%), 5.32%, 10/13/2026(j)(k)	1,000,000	1,010
OFSI Fund V Ltd.
Series 2013-5A, Class B2L, (ICE LIBOR USD 3 Month + 5.25%), 6.98%, 4/17/2025(j)(k)	1,000,000	1,003
OHA Loan Funding Ltd.
Series 2012-1A, Class DR, (ICE LIBOR USD 3 Month + 4.15%), 5.89%, 1/23/2027(j)(k)	1,000,000	1,024
OZLM XII Ltd.
Series 2015-12A, Class C, (ICE LIBOR USD 3 Month + 3.70%, 3.70% Floor), 5.47%, 4/30/2027(j)(k)	1,000,000	1,006
Sound Harbor Loan Fund Ltd.
Series 2014-1A, Class CR, (ICE LIBOR USD 3 Month + 3.90%), 5.67%, 10/30/2026(j)(k)	1,500,000	1,510
TICP CLO II Ltd.
Series 2014-2A, Class C, (ICE LIBOR USD 3 Month + 3.30%), 5.04%, 7/20/2026(j)(k)	1,500,000	1,506
Voya CLO Ltd.
Series 2014-3A, Class CR, (ICE LIBOR USD 3 Month + 2.65%), 4.40%, 7/25/2026(j)(k)	1,000,000	1,001
Investments	Principal Amount ($)	Value ($000)
Z Capital Credit Partners CLO Ltd.
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 3.10%, 3.10% Floor), 4.82%, 7/16/2027(j)(k)	2,000,000	2,000
TOTAL ASSET-BACKED SECURITIES (Cost $20,081)		20,198
Investments	Principal Amount ($)	Value ($000)

LOAN ASSIGNMENTS - 4.9%

Capital Markets - 0.1%
Duff & Phelps Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.94%, 10/12/2024(k)	168,000	169

Commercial Services & Supplies - 0.1%
Paradigm Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.94%, 10/6/2024(k)	283,000	284
Paradigm Acquisition Corp., 2nd Lien Term Loan
(ICE LIBOR USD 6 Month + 8.50%), 10.02%, 10/6/2025(k)	129,000	129
		413
Containers & Packaging - 0.1%
Spectrum Plastics Group, Inc., Term Loan
(ICE LIBOR USD 1 Month + 0.03%), 12/30/2021(k)(p)(q)	164,000	165

Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan B3
(ICE LIBOR USD 6 Month + 0.04%), 5.21%, 11/27/2023(k)	71,000	70
Securus Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 0.08%), 9.87%, 11/1/2025(k)	271,000	274
SFR Group SA, Term Loan
(ICE LIBOR USD 6 Month + 3.00%), 4.72%, 1/31/2026(k)	32,878	32
US TelePacific Corp., Term Loan
(ICE LIBOR USD 3 Month + 0.05%), 5/2/2023(k)(p)(q)	377,000	363
		739
Energy Equipment & Services - 0.5%
Seadrill Operating LP, Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.69%, 2/21/2021(k)(p)(q)	1,749,156	1,535

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
Food Products - 0.1%
Del Monte Foods, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.70%, 2/18/2021(k)	81,933	70
Give & Go Prepared Foods Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.70%, 7/29/2023(e)(k)	356,108	360
		430
Health Care Providers & Services - 1.0%
21st Century Oncology Inc., 1st Lien Term Loan B
(ICE LIBOR USD 6 Month + 0.06%), 7.86%, 1/16/2023(k)	3,315,638	3,191

Hotels, Restaurants & Leisure - 0.0%(c)
Tacala LLC, 1st Lien Term Loan,
1/26/2025(k)(p)(q)	105,000	106

Household Durables - 0.1%
Traeger Pellet Grills LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.69%, 9/21/2024(k)	59,495	60
Traeger Pellet Grills LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 10.19%, 9/21/2025(e)(k)	114,000	115
		175
Independent Power and Renewable Electricity Producers - 0.5%
Star West Generation LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 6.45%, 3/13/2020(k)	1,567,028	1,420

Insurance - 0.8%
AmTrust Financial Services, Inc., 2nd Lien Term Loan,
1/30/2026(e)(k)(p)(q)	254,000	252
AmTrust Financial Services, Inc., Term Loan,
1/31/2025(e)(k)(p)(q)	150,000	149
Confie Seguros Holding II Co., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 10.00%), 10.98%, 5/8/2019(k)	1,218,000	1,178
Confie Seguros Holding II Co., Term Loan B
(ICE LIBOR USD 3 Month + 5.75%), 6.73%, 4/19/2022(k)	862,290	865
		2,444
IT Services - 0.1%
Convergint Technologies LLC, 1st Lien Term Loan,
1/29/2025(e)(k)(p)(q)	206,839	208

Investments	Principal Amount ($)	Value ($000)
Convergint Technologies LLC, 2nd Lien Term Loan,
1/29/2026(e)(k)(p)(q)	65,000	65
		273
Leisure Products - 0.1%
PlayCore, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 6 Month + 7.75%), 9.25%, 9/18/2025(e)(k)	238,000	235

Machinery - 0.1%
HydroChem LLC, 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 10.06%, 10/5/2025(k)	218,000	214

Multiline Retail - 0.4%
JC Penney Corp., Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.73%, 6/23/2023(k)	1,349,284	1,299

Oil, Gas & Consumable Fuels - 0.1%
Southcross Energy Partners LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.94%, 8/4/2021(k)	335,436	331

Real Estate Management & Development - 0.1%
Lightstone Holdco LLC, Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 6.07%, 1/30/2024(k)	158,437	159
Lightstone Holdco LLC, Term Loan C
(ICE LIBOR USD 1 Month + 4.50%), 6.07%, 1/30/2024(k)	10,060	10
Ten-X LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 5.57%, 9/20/2024(k)	184,000	184
		353
Semiconductors & Semiconductor Equipment - 0.0%(c)
SunEdison, Inc., 1st Lien Term Loan,
6.00%, 12/29/2020(e)(k)(l)	177,753	78

Software - 0.2%
Digicert Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.00%), 9.77%, 9/19/2025(k)	137,000	139
Mcafee LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.07%, 9/27/2024(k)	346,133	350
Mcafee LLC, Term Loan

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Principal Amount ($)	Value ($000)
(ICE LIBOR USD 1 Month + 8.50%), 10.07%, 9/30/2025(k)	260,000	261
		750
Thrifts & Mortgage Finance - 0.3%
Walter Investment Management Corp., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.32%, 12/18/2020(k)(l)	1,101,240	1,096

TOTAL LOAN ASSIGNMENTS (Cost $15,196)		15,416
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - 2.5%

Capital Markets - 0.2%
Blackstone Group LP (The)	14,600	534

Energy Equipment & Services - 0.1%
USA Compression Partners LP	15,119	279

Oil, Gas & Consumable Fuels - 2.2%
Boardwalk Pipeline Partners LP	33,834	425
Calumet Specialty Products Partners LP*	35,113	265
Crestwood Equity Partners LP	1,915	54
Enable Midstream Partners LP(a)	10,793	163
Energy Transfer Equity LP	33,883	620
Energy Transfer Partners LP	3,176	64
Enterprise Products Partners LP	24,251	670
EQT GP Holdings LP	14,345	398
EQT Midstream Partners LP	1,954	145
MPLX LP(a)	13,562	504
NGL Energy Partners LP	25,046	419
Noble Midstream Partners LP	13,324	749
Oasis Midstream Partners LP*	23,120	451
Plains All American Pipeline LP	21,806	457
Rice Midstream Partners LP	1,589	33
Shell Midstream Partners LP	5,055	145
Summit Midstream Partners LP	13,113	293
Valero Energy Partners LP	3,920	176
Western Gas Equity Partners LP	12,464	493
Williams Partners LP	14,322	600
		7,124
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,634)		7,937
Investments	Principal Amount ($)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%

Alternative Loan Trust
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,078,380	1,078
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A2, 3.72%, 7/25/2037(n)	264,218	260

Investments	Principal Amount ($)	Value ($000)
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,640,141	1,657
FNMA
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 6.01%, 1/25/2029(k)	1,000,000	1,125
Series 2016-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.81%, 4/25/2029(k)	1,000,000	1,135
MASTR Alternative Loan Trust
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	46,723	48
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	91,633	92
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	429,709	426
Wells Fargo Mortgage Backed Securities Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/2037	379,579	376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,109)		6,197
Investments	Principal Amount ($)	Value ($000)

CONVERTIBLE BONDS - 0.9%

Capital Markets - 0.0%(c)
Walter Investment Management Corp.
4.50%, 11/1/2019(l)	295,000	35

Internet Software & Services - 0.2%
Twitter, Inc.
0.25%, 9/15/2019	743,000	712

Media - 0.5%
DISH Network Corp.
3.38%, 8/15/2026	1,397,000	1,484

Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc.
3.13%, 5/15/2024(l)	1,049,000	350
Denbury Resources, Inc.
3.50%, 3/31/2024(j)	127,000	142
		492
TOTAL CONVERTIBLE BONDS (Cost $2,810)		2,723
Investments	Shares	Value ($000)

CLOSED END FUNDS - 0.4%

Internet Software & Services - 0.4%
Altaba, Inc.*(b)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) January 31, 2018

Investments	Shares	Value ($000)
(Cost $569)	15,400	1,230

Investments	Shares	Value ($000)

PREFERRED STOCKS - 0.1%

Thrifts & Mortgage Finance - 0.1%
FNMA, Series S(ICE LIBOR USD 3 Month + 4.23%), 8.25%, 12/31/2020*(k)(r)
(Cost $239)	25,840	207

Investments	Principal Amount ($)	Value ($000)

U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Bonds
3.00%, 2/15/2047
(Cost $193)	185,000	187

Investments	No. of Rights	Value ($000)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.), CVR*(d)(e)(g)	70,000	42
Chelsea Therapeutics, Inc. Escrow (H Lundbeck A/S), CVR (Denmark)*(d)(e)(g)	3,500	—
Durata Therapeutics, Inc. (Actavis plc), CVR*(d)(e)(g)	40,000	—
Dyax Corp., CVR*(d)(e)(g)	40,350	45
Tobira Therapeutics, Inc., CVR*(d)(e)(g)	6,900	–(i)
		87
Food & Staples Retailing - 0.0%(c)
Safeway, Inc. (Casa Ley), CVR*(d)(e)	112,000	95
Safeway, Inc. (Property Development Centers), CVR*(d)(e)(g)	112,000	—
		95
Health Care Providers & Services - 0.0%(c)
Community Health Systems, Inc., CVR*(b)	19,082	–(i)

Media - 0.0%
Media General, Inc., CVR*(d)(e)(g)	76,116	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(d)(e)(g)	100	—

TOTAL RIGHTS (Cost $24)		182

Investments	No. of Warrants	Value ($000)
WARRANTS - 0.0%(c)

Biotechnology - 0.0%
Novelion Therapeutics, Inc.*(d)(e)(g)	757,716	—

Capital Markets - 0.0%(c)
J2 Acquisition Ltd., expiring 10/10/2020*	9,800	5
Matlin and Partners Acquisition Corp., expiring 5/28/2021*	21,837	9
Osprey Energy Acquisition Corp., expiring 8/15/2022*(b)	9,300	7
		21

TOTAL WARRANTS (Cost $2)		21
Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 19.7%

INVESTMENT COMPANIES - 19.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 1.17%(a)(s)(t)	61,970,994	61,971

Western Asset Institutional US Treasury Reserves Ltd., 1.00% (a)(s)(t)	59,382	59

TOTAL INVESTMENT COMPANIES (Cost $62,030)		62,030

TOTAL OPTIONS PURCHASED - 0.0%(c)(u) (Cost $207)		45

TOTAL LONG POSITIONS (Cost $289,688)		306,545

Investments	Shares	Value ($000)

SHORT POSITIONS - (9.2)%(v)

COMMON STOCKS - (7.7)%

Aerospace & Defense – (0.0)%(c)
United Technologies Corp.	(900)	(124)

Airlines - (0.1)%
Exchange Income Corp. (Canada)	(17,085)	(465)

Automobiles - (0.1)%
Harley-Davidson, Inc.	(9,475)	(459)

Banks - (0.5)%
Canadian Imperial Bank of Commerce (Canada)	(4,620)	(457)
National Bank of Canada (Canada)	(6,630)	(344)
Societe Generale SA (France)	(7,990)	(465)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) January 31, 2018

Investments	Shares	Value ($000)
Wells Fargo & Co.	(4,270)	(281)
		(1,547)
Capital Markets - (0.1)%
Deutsche Bank AG (Registered) (Germany)	(22,950)	(421)

Commercial Services & Supplies - (0.2)%
Stericycle, Inc. *	(7,890)	(595)

Construction & Engineering - (0.1)%
Badger Daylighting Ltd. (Canada)	(20,585)	(423)

Diversified Consumer Services - (0.1)%
Adtalem Global Education, Inc. *	(7,865)	(362)

Diversified Telecommunication Services - (0.1)%
AT&T, Inc.	(8,026)	(301)

Electric Utilities - (0.2)%
Avangrid, Inc.	(2,197)	(107)
Duke Energy Corp.	(2,171)	(170)
Eversource Energy	(4,142)	(261)
Great Plains Energy, Inc.	(3,400)	(106)
Hydro One Ltd. (Canada)(f)	(5,012)	(91)
		(735)
Electronic Equipment, Instruments & Components - (0.2)%
Ingenico Group SA (France)	(4,295)	(489)

Energy Equipment & Services - (0.2)%
Helmerich & Payne, Inc.	(955)	(69)
Keane Group, Inc.*	(6,558)	(108)
Patterson-UTI Energy, Inc.	(2,429)	(57)
ProPetro Holding Corp.*	(7,326)	(137)
RPC, Inc.	(6,617)	(134)
Superior Energy Services, Inc.*	(4,862)	(51)
		(556)
Equity Real Estate Investment Trusts (REITs) - (0.6)%
AvalonBay Communities, Inc.	(2,490)	(424)
Boardwalk REIT (Canada)	(11,855)	(429)
Equity Residential	(6,900)	(425)
Simon Property Group, Inc.	(2,885)	(472)
		(1,750)
Food & Staples Retailing – (0.0)%(c)
CVS Health Corp.	(1,257)	(99)

Hotels, Restaurants & Leisure - (0.1)%
Papa John's International, Inc.	(4,146)	(269)

Household Durables - (0.3)%
Lennar Corp., Class A	(13,885)	(870)

Household Products - (0.1)%
Energizer Holdings, Inc.	(6,308)	(367)

Independent Power and Renewable Electricity Producers – (0.0)%(c)
NRG Yield, Inc., Class C	(6,345)	(120)

Investments	Shares	Value ($000)
Industrial Conglomerates - (0.2)%
General Electric Co.	(32,165)	(520)

Internet & Direct Marketing Retail - (0.1)%
Priceline Group, Inc. (The) *	(95)	(182)

Internet Software & Services - (0.5)%
Alibaba Group Holding Ltd., ADR (China)*	(4,774)	(975)
Zillow Group, Inc., Class C*	(11,050)	(492)
		(1,467)
IT Services - (0.3)%
Alliance Data Systems Corp.	(1,535)	(394)
iPayment Holdings, Inc.*(d)(e)(g)	(305,871)	(76)
Western Union Co. (The)	(23,640)	(492)
		(962)
Media - (0.8)%
Discovery Communications, Inc., Class A*	(2,310)	(58)
EW Scripps Co. (The), Class A*	(27,429)	(439)
MSG Networks, Inc., Class A*	(29,262)	(702)
New Media Investment Group, Inc.	(25,353)	(428)
Omnicom Group, Inc.	(7,420)	(569)
SES SA, FDR (Luxembourg)	(15,027)	(235)
Sinclair Broadcast Group, Inc., Class A	(1,689)	(63)
Twenty-First Century Fox, Inc., Class A	(1,500)	(55)
		(2,549)
Multiline Retail - (0.3)%
Dillard's, Inc., Class A	(1,161)	(78)
JC Penney Co., Inc.*	(43,072)	(160)
Kohl's Corp.	(5,168)	(335)
Macy's, Inc.	(7,245)	(188)
Nordstrom, Inc.	(5,960)	(294)
		(1,055)
Multi-Utilities - (0.2)%
CenterPoint Energy, Inc.	(3,004)	(85)
Consolidated Edison, Inc.	(4,894)	(393)
Dominion Energy, Inc.	(2,388)	(182)
		(660)
Oil, Gas & Consumable Fuels - (0.1)%
Enbridge, Inc. (Canada)	(3,795)	(139)
SemGroup Corp., Class A	(6,590)	(189)
		(328)
Personal Products - (0.2)%
Herbalife Ltd. *	(6,065)	(503)

Professional Services - (0.1)%
Nielsen Holdings plc	(11,610)	(434)

Road & Rail - (0.1)%
Hertz Global Holdings, Inc. *	(8,930)	(205)

Semiconductors & Semiconductor Equipment - (0.1)%
Marvell Technology Group Ltd. (Bermuda)	(8,747)	(204)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

Investments	Shares	Value ($000)
Software - (0.2)%
Ellie Mae, Inc.*	(4,005)	(375)
Micro Focus International plc (United Kingdom)	(555)	(17)
VMware, Inc., Class A*	(2,096)	(259)
		(651)
Specialty Retail - (0.6)%
Bed Bath & Beyond, Inc.	(14,092)	(325)
Gap, Inc. (The)	(8,236)	(274)
GNC Holdings, Inc., Class A*	(6,490)	(28)
L Brands, Inc.	(2,001)	(100)
Michaels Cos., Inc. (The)*	(5,236)	(141)
Office Depot, Inc.	(10,614)	(35)
Sally Beauty Holdings, Inc.*	(4,358)	(72)
Signet Jewelers Ltd.	(9,246)	(489)
Tailored Brands, Inc.	(3,213)	(78)
TJX Cos., Inc. (The)	(4,195)	(337)
		(1,879)
Textiles, Apparel & Luxury Goods - (0.3)%
Fossil Group, Inc. *	(121,760)	(969)

Thrifts & Mortgage Finance - (0.6)%
BofI Holding, Inc.*	(22,089)	(795)
Genworth MI Canada, Inc. (Canada)	(12,650)	(434)
Home Capital Group, Inc. (Canada)	(36,740)	(511)
		(1,740)
Water Utilities – (0.0)%(c)
California Water Service Group	(3,121)	(127)

TOTAL COMMON STOCKS (Proceeds $(23,516))		(24,387)
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - (0.6)%

Gas Utilities – (0.0)%(c)
Ferrellgas Partners LP	(10,416)	(43)

Oil, Gas & Consumable Fuels - (0.6)%
Buckeye Partners LP	(3,108)	(168)
DCP Midstream LP	(6,476)	(268)
Dominion Energy Midstream Partners LP	(1,998)	(59)
Golar LNG Partners LP (United Kingdom)	(4,446)	(98)
Holly Energy Partners LP	(5,809)	(182)
Magellan Midstream Partners LP	(5,773)	(412)
Phillips 66 Partners LP	(3,208)	(169)
Spectra Energy Partners LP	(4,945)	(211)
Tallgrass Energy Partners LP	(4,080)	(180)
		(1,747)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(1,958))		(1,790)
Investments	Shares	Value ($000)

EXCHANGE TRADED FUNDS - (0.5)%

Alerian MLP ETF	(74,352)	(848)

Energy Select Sector SPDR Fund	(587)	(44)
Investments	Shares	Value ($000)
SPDR S&P Oil & Gas Equipment & Services ETF	(8,678)	(152)
Utilities Select Sector SPDR Fund	(8,973)	(458)
VanEck Vectors Oil Services ETF	(1,914)	(52)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(1,545))		(1,554)
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - (0.3)%

Media – (0.0)%(c)
Cenveo Corp.
8.50%, 9/15/2022(j)	(167,000)	(29)

Multiline Retail - (0.1)%
Macy's Retail Holdings, Inc.
4.50%, 12/15/2034	(406,000)	(357)

Oil, Gas & Consumable Fuels - (0.1)%
SM Energy Co.
6.50%, 1/1/2023	(131,000)	(135)
6.75%, 9/15/2026	(115,000)	(121)
		(256)
Specialty Retail - (0.1)%
Gap, Inc. (The)
5.95%, 4/12/2021	(226,000)	(242)

TOTAL CORPORATE BONDS (Proceeds $(939))		(884)
Investments	Shares	Value ($000)

EXCHANGE TRADED NOTES - (0.1)%

JPMorgan Alerian MLP Index ETN (Proceeds$(239))	(7,876)	(231)

Investments	Shares	Value ($000)

PREFERRED STOCKS – (0.0)%(c)

IT Services – (0.0)%(c)
iPayment Holdings, Inc.0.00%, *(d)(e)(g)
(Proceeds $(306))	(1,958)	(127)

TOTAL SHORT POSITIONS (Proceeds $(28,503))		(28,973)

Total Investments - 88.2% (Cost $261,185)		277,572
Other Assets Less Liabilities - 11.8%(w)(x)		37,001
Net assets - 100.0%		314,573

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont'd)

*	Non-income producing security.
(a)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $92,533,000.

(b)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(c)	Represents less than 0.05% of net assets.
(d)	Illiquid security.
(e)	Value determined using significant unobservable inputs.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At January 31, 2018, the total value of these securities amounted to approximately $2,765,000 which represents 0.9% of net assets of the Fund.

(g)
Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to approximately $14,614,000, which represents 4.6% of net assets of the Fund.

(h)	Issuer filed for bankruptcy.
(i)	Amount less than one thousand.
(j)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $52,579,000 of long positions and $(29,000) of short positions, which represents 16.7% and (0.0%) respectively, of net assets of the Fund. Securities denoted with “(j)” but without “(d)” have been deemed by the investment manager to be liquid.

(k)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.
(l)	Defaulted security.
(m)	Payment in-kind security.
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Consolidated Schedule of Investments for further information. The interest rate shown was the current rate as of January 31, 2018.

(o)
Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2018.

(p)	All or a portion of this security was purchased on a delayed delivery basis.
(q)	All or a portion of this security had not settled as of January 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(r)	Perpetual security. The rate reflected was the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(s)	Represents 7-day effective yield as of January 31, 2018.
(t)	All or a portion represents positions held by Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”) (See Notes to Consolidated Schedule of Investments).
(u)	See "Purchased option contracts" under Derivative Instruments.
(v)	At January 31, 2018 the Fund had approximately $24,655,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(w)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2018.
(x)	As of January 31, 2018, the value of unfunded loan commitments was approximately $31,000 (See Notes to Consolidated Schedule of Investments).

Abbreviations
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Derivative Instruments
Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude Oil(a)	14	2/2018	$964,460	$(14,588)
Hang Seng Index(a)	2	2/2018	419,858	(4,098)
HSCEI(a)	2	2/2018	173,829	(2,382)
Natural Gas(a)	5	2/2018	149,750	(4,990)
NY Harbor ULSD(a)	10	2/2018	867,888	(258)
RBOB Gasoline(a)	8	2/2018	636,283	2,962
SGX NIFTY 50 Index(a)	13	2/2018	287,534	1,866
WTI Crude Oil(a)	17	2/2018	1,100,410	7,747
Copper(a)	3	3/2018	239,663	(3,756)
Cotton No. 2(a)	12	3/2018	463,680	22,673
DAX Index(a)	1	3/2018	409,137	1,445
EURO STOXX 50 Index(a)	4	3/2018	178,783	(1,383)
Euro-BTP	2	3/2018	337,652	(5,436)
Euro-BTP(a)	3	3/2018	506,478	(4,624)
Euro-Buxl(a)	1	3/2018	200,808	(7,123)
Foreign Exchange USD/NOK	3	3/2018	299,654	(14,770)
FTSE 100 Index(a)	4	3/2018	424,081	(5,862)
Long Gilt(a)	2	3/2018	346,841	(4,952)
Low Sulphur Gasoil(a)	14	3/2018	857,500	(6,268)
NASDAQ 100 E-Mini Index(a)	4	3/2018	557,000	24,429
Nikkei 225 Index(a)	8	3/2018	169,204	669
Russell 2000 E-Mini Index(a)	2	3/2018	157,600	5,217
S&P 500 E-Mini Index(a)	2	3/2018	282,580	6,452
Silver(a)	2	3/2018	172,410	(3,169)
100 oz Gold(a)	10	4/2018	1,343,099	(13,860)
Total Long Contracts			$11,546,182	$(24,059)
Short Contracts
Sugar No. 11(a)	(15)	2/2018	$(222,264)	$7,262
Canada 10 Year Bond(a)	(7)	3/2018	(752,528)	10,092
Canada 10 Year Bond	(3)	3/2018	(322,512)	3,244
CBOE Volatility Index(a)	(6)	3/2018	(82,050)	(4,973)
Cocoa(a)	(6)	3/2018	(119,760)	(5,386)
Coffee 'C'(a)	(4)	3/2018	(182,775)	7,227
Corn(a)	(21)	3/2018	(379,575)	(5,927)
EURO STOXX 50 Index	(215)	3/2018	(9,609,597)	(60,367)
Euro-Bobl(a)	(4)	3/2018	(647,841)	3,966
Euro-Bund(a)	(3)	3/2018	(591,549)	6,459
Euro-Bund	(2)	3/2018	(394,366)	3,011
Foreign Exchange AUD/USD	(52)	3/2018	(4,185,480)	(154,439)
Foreign Exchange EUR/USD	(111)	3/2018	(17,270,906)	(839,968)
Foreign Exchange GBP/USD	(13)	3/2018	(1,153,750)	(50,771)
Foreign Exchange NZD/USD	(7)	3/2018	(514,990)	(13,101)
S&P 500 E-Mini Index	(28)	3/2018	(3,956,120)	(226,007)
U.S. Treasury 10 Year Note(a)	(13)	3/2018	(1,580,516)	13,827
U.S. Treasury 5 Year Note(a)	(5)	3/2018	(573,555)	3,197
U.S. Treasury Long Bond(a)	(4)	3/2018	(591,250)	6,057
Wheat(a)	(8)	3/2018	(180,700)	(5,220)
Live Cattle(a)	(1)	4/2018	(49,170)	717
3 Month Canadian Bankers’ Acceptance(a)	(25)	12/2018	(4,965,701)	9,076
3 Month Eurodollar(a)	(83)	12/2019	(20,190,787)	44,566
3 Month Sterling(a)	(71)	12/2019	(12,441,134)	19,009
3 Month Euro Euribor(a)	(42)	6/2020	(12,982,174)	19,160
3 Month Eurodollar(a)	(59)	6/2020	(14,345,113)	31,696
Total Short Contracts			$(108,286,163)	$(1,177,593)
Total Futures				$(1,201,652)

(a)	The investment is held by the Subsidiary (See Notes to Consolidated Schedule of Investments).

The Fund had $1,801,232 deposited in segregated accounts to cover margin requirements on open futures.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Forward foreign currency contracts ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	2,028,831	HKD	15,858,560	JPMorgan Chase Bank, NA	2/20/2018	$750
CAD	400,000	USD	312,096	JPMorgan Chase Bank, NA	3/15/2018	13,257
CHF	100,000	USD	101,553	JPMorgan Chase Bank, NA	3/15/2018	6,219
EUR	800,000	USD	949,419	JPMorgan Chase Bank, NA	3/15/2018	46,400
AUD	3,930,000	USD	3,056,108	Societe Generale(a)	3/21/2018	110,191
BRL**	4,740,000	USD	1,446,364	Societe Generale(a)	3/21/2018	34,300
CAD	4,445,000	USD	3,457,952	JPMorgan Chase Bank, NA	3/21/2018	157,803
CAD	4,300,000	USD	3,433,089	Societe Generale(a)	3/21/2018	64,715
CHF	2,300,000	USD	2,378,725	Societe Generale(a)	3/21/2018	101,345
CLP**	588,350,000	USD	949,741	Societe Generale(a)	3/21/2018	25,570
EUR	16,823	PLN	70,000	Societe Generale(a)	3/21/2018	17
EUR	370,000	TRY	1,734,658	Societe Generale(a)	3/21/2018	5,263
EUR	720,000	USD	856,775	JPMorgan Chase Bank, NA	3/21/2018	39,868
EUR	6,380,000	USD	7,666,538	Societe Generale(a)	3/21/2018	278,716
GBP	2,890,000	USD	3,913,151	Societe Generale(a)	3/21/2018	197,572
HUF	179,070,002	USD	683,772	Societe Generale(a)	3/21/2018	34,587
ILS	3,170,000	USD	903,297	Societe Generale(a)	3/21/2018	25,653
INR**	232,530,000	USD	3,581,614	Societe Generale(a)	3/21/2018	51,165
KRW**	1,411,580,000	USD	1,294,029	Societe Generale(a)	3/21/2018	26,921
MXN	27,160,000	USD	1,410,490	Societe Generale(a)	3/21/2018	37,905
NOK	15,500,000	USD	1,924,271	Societe Generale(a)	3/21/2018	89,301
NZD	2,190,000	USD	1,563,817	Societe Generale(a)	3/21/2018	49,298
PLN	6,780,000	EUR	1,603,363	Societe Generale(a)	3/21/2018	30,867
PLN	4,550,000	USD	1,280,625	Societe Generale(a)	3/21/2018	80,077
SEK	11,500,000	USD	1,401,893	Societe Generale(a)	3/21/2018	62,122
SGD	5,780,000	USD	4,301,108	Societe Generale(a)	3/21/2018	109,266
THB	23,750,000	USD	733,892	Societe Generale(a)	3/21/2018	25,232
TRY	190,134	EUR	40,000	Societe Generale(a)	3/21/2018	115
TRY	2,970,000	USD	768,340	Societe Generale(a)	3/21/2018	11,567
USD	218,280	AUD	270,000	Societe Generale(a)	3/21/2018	748
USD	825,238	EUR	660,000	Societe Generale(a)	3/21/2018	3,315
USD	328,810	GBP	230,000	Societe Generale(a)	3/21/2018	1,659
USD	61,751	ILS	210,000	Societe Generale(a)	3/21/2018	212
USD	1,039,856	INR**	66,410,000	Societe Generale(a)	3/21/2018	2,344
USD	554,324	KRW**	590,160,000	Societe Generale(a)	3/21/2018	2,055
USD	92,869	NOK	710,000	Societe Generale(a)	3/21/2018	634
USD	1,029,031	PHP**	52,180,000	Societe Generale(a)	3/21/2018	15,170
USD	24,155	PLN	80,000	Societe Generale(a)	3/21/2018	231
USD	352,471	SGD	460,000	Societe Generale(a)	3/21/2018	1,472
AUD	2,180,000	JPY	189,259,462	Societe Generale(a)	3/22/2018	18,107
JPY	103,799,101	AUD	1,180,000	Societe Generale(a)	3/22/2018	2,652
JPY	554,650,000	USD	4,980,238	Societe Generale(a)	3/22/2018	113,958
USD	41,675	JPY	4,520,000	Societe Generale(a)	3/22/2018	161
ZAR	1,358,092	TRY	400,000	Societe Generale(a)	3/22/2018	8,832
ZAR	5,290,000	USD	410,235	Societe Generale(a)	3/22/2018	33,181
GBP	163,000	USD	224,733	JPMorgan Chase Bank, NA	3/29/2018	7,201
USD	406,039	EUR	325,600	JPMorgan Chase Bank, NA	3/29/2018	312
Total unrealized appreciation						$1,928,306
USD	1,070,077	CHF	1,045,581	JPMorgan Chase Bank, NA	2/16/2018	$(54,435)
USD	4,551,422	EUR	3,803,104	JPMorgan Chase Bank, NA	2/16/2018	(174,312)
USD	5,076,090	GBP	3,759,902	JPMorgan Chase Bank, NA	2/16/2018	(265,059)
USD	263,524	MXN	5,116,168	JPMorgan Chase Bank, NA	2/16/2018	(10,764)
USD	696,380	SEK	5,693,973	JPMorgan Chase Bank, NA	2/16/2018	(26,848)
USD	17,140	TRY	65,815	JPMorgan Chase Bank, NA	2/16/2018	(310)
USD	324,070	CAD	400,000	JPMorgan Chase Bank, NA	3/15/2018	(1,283)
USD	107,296	CHF	100,000	JPMorgan Chase Bank, NA	3/15/2018	(475)
AUD	260,000	USD	210,391	Societe Generale(a)	3/21/2018	(916)
BRL**	460,000	USD	144,578	Societe Generale(a)	3/21/2018	(886)
CAD	380,000	USD	309,431	Societe Generale(a)	3/21/2018	(322)
EUR	937,934	PLN	3,930,000	Societe Generale(a)	3/21/2018	(7,243)
EUR	510,000	TRY	2,427,979	Societe Generale(a)	3/21/2018	(2,454)
EUR	330,000	USD	412,092	Societe Generale(a)	3/21/2018	(1,130)
GBP	10,000	USD	14,272	Societe Generale(a)	3/21/2018	(48)
ILS	30,000	USD	8,824	Societe Generale(a)	3/21/2018	(33)
INR**	39,080,000	USD	611,175	Societe Generale(a)	3/21/2018	(634)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
KRW**	170,190,000	USD	159,577	Societe Generale(a)	3/21/2018	$(315)
MXN	3,840,000	USD	205,516	Societe Generale(a)	3/21/2018	(736)
NOK	760,000	USD	99,023	Societe Generale(a)	3/21/2018	(293)
NZD	110,000	USD	81,399	Societe Generale(a)	3/21/2018	(375)
PHP**	54,970,000	USD	1,082,834	Societe Generale(a)	3/21/2018	(14,764)
PLN	340,000	EUR	81,728	Societe Generale(a)	3/21/2018	(101)
PLN	30,000	USD	9,005	Societe Generale(a)	3/21/2018	(33)
SGD	490,000	USD	374,415	Societe Generale(a)	3/21/2018	(525)
TRY	2,233,773	EUR	480,000	Societe Generale(a)	3/21/2018	(11,186)
TRY	190,000	USD	49,969	Societe Generale(a)	3/21/2018	(75)
USD	1,686,439	AUD	2,180,000	Societe Generale(a)	3/21/2018	(69,929)
USD	744,045	BRL**	2,480,000	Societe Generale(a)	3/21/2018	(30,648)
USD	351,495	CAD	443,000	JPMorgan Chase Bank, NA	3/21/2018	(8,860)
USD	1,606,720	CAD	2,040,000	Societe Generale(a)	3/21/2018	(52,703)
USD	1,797,532	CHF	1,750,000	Societe Generale(a)	3/21/2018	(89,477)
USD	461,057	CLP**	288,210,000	Societe Generale(a)	3/21/2018	(16,711)
USD	4,662,418	EUR	3,860,000	Societe Generale(a)	3/21/2018	(144,588)
USD	2,164,583	GBP	1,590,000	Societe Generale(a)	3/21/2018	(97,025)
USD	367,377	HUF	95,219,998	Societe Generale(a)	3/21/2018	(14,609)
USD	376,999	ILS	1,300,000	Societe Generale(a)	3/21/2018	(3,957)
USD	1,438,506	INR**	92,750,000	Societe Generale(a)	3/21/2018	(10,513)
USD	299,988	KRW**	322,140,000	Societe Generale(a)	3/21/2018	(1,471)
USD	1,147,916	MXN	22,430,000	Societe Generale(a)	3/21/2018	(48,235)
USD	1,198,804	NOK	9,880,000	Societe Generale(a)	3/21/2018	(84,684)
USD	811,020	NZD	1,160,000	Societe Generale(a)	3/21/2018	(43,415)
USD	145,798	PHP**	7,520,000	Societe Generale(a)	3/21/2018	(316)
USD	637,280	PLN	2,210,000	Societe Generale(a)	3/21/2018	(23,631)
USD	919,312	SEK	7,630,000	Societe Generale(a)	3/21/2018	(52,032)
USD	2,028,970	SGD	2,700,000	Societe Generale(a)	3/21/2018	(31,240)
USD	342,357	THB	11,030,000	Societe Generale(a)	3/21/2018	(10,196)
USD	624,181	TRY	2,450,000	Societe Generale(a)	3/21/2018	(19,178)
AUD	1,220,000	JPY	107,390,035	Societe Generale(a)	3/22/2018	(3,405)
JPY	89,788,135	AUD	1,030,000	Societe Generale(a)	3/22/2018	(5,181)
JPY	58,720,000	USD	540,847	Societe Generale(a)	3/22/2018	(1,532)
TRY	220,000	ZAR	715,172	Societe Generale(a)	3/22/2018	(2,194)
USD	3,755,742	JPY	421,809,999	Societe Generale(a)	3/22/2018	(118,381)
USD	159,572	ZAR	1,980,000	Societe Generale(a)	3/22/2018	(6,395)
USD	70,554	CAD	89,100	JPMorgan Chase Bank, NA	3/29/2018	(1,931)
USD	220,887	GBP	163,000	JPMorgan Chase Bank, NA	3/29/2018	(11,047)
USD	676,355	SEK	5,556,502	JPMorgan Chase Bank, NA	3/29/2018	(31,464)
Total unrealized depreciation						$(1,610,503)
Net unrealized appreciation						$317,803

**	Non-deliverable forward.
(a)	The investment is held by the Subsidiary (See Notes to Consolidated Schedule of Investments).

The Fund had cash collateral of $580,967 and $362,791 deposited in a segregated account for JPMorgan Chase Bank, NA and Societe Generale.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Credit default swap contracts (“credit default swaps”)

At January 31, 2018, the Fund had outstanding credit default swap contracts as follows:

OTC Credit Default Swaps - Buy Protection

Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Assured Guaranty Municipal Corp., debt obligations	5.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	$2,000,000	$(230,597)	$(63,314)	$(11,944)	$(305,855)
Gap, Inc. (The), 5.95%, 04/12/2021	1.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	89,812	(100,742)	(1,195)	(12,125)
Hertz Corp. (The), 5.88%, 10/15/2020	5.00%	quarterly	JPMorgan Chase Bank, NA	6/20/2020	1,000,000	62,088	(83,120)	(5,972)	(27,004)
Hertz Corp. (The), 5.88%, 10/15/2020	5.00%	quarterly	JPMorgan Chase Bank, NA	6/20/2022	1,000,000	170,719	(120,001)	(5,972)	44,746
International Lease Finance Corp., 8.25%, 12/15/2020	5.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	(115,416)	(50,857)	(5,972)	(172,245)
JC Penney Corp., Inc., 6.38%, 10/15/2036	5.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	22,343	73,274	(5,972)	89,645
Kohl’s Corp., 4.00%, 11/01/2021	1.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	49,530	(60,169)	(1,195)	(11,834)
Macy’s, Inc., 3.45%, 01/15/2021	1.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2022	1,000,000	101,861	(53,915)	(1,194)	46,752
Nordstrom, Inc., 6.95%, 03/15/2028	1.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	21,444	22,363	(1,195)	42,612
Staples, Inc., 2.75%, 01/12/2018	1.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	2,000,000	99,982	112,807	(2,389)	210,400
Total credit default swaps						$271,766	$(323,674)	$(43,000)	$(94,908)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Equity swap contracts ("equity swaps")

At January 31, 2018, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

JPMorgan Chase Bank, NA	The Fund receives the total return, and pays floating rates plus or minus a spread on a portfolio of long positions. The Fund pays the total return, and receives floating rates plus or minus a spread on a portfolio of short positions. The specified spreads range from -2.95% to 0.65%. The payments/receipts, based on the specified benchmark floating rates (see table below), are denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments will be made, if any, at maturity.	2/2/2018 - 2/4/2019	$28,559,383	$792,374	$7,115	$799,489

* The following table represents required component disclosures associated with the equity swaps as of January 31, 2018.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Australia

Mantra Group Ltd.	103,455	$ 325,120	$52

Sirtex Medical Ltd.	2,200	48,662	(60)
			(8)
Austria

BUWOG AG	5,600	200,932	978

Belgium

TiGenix NV	26,700	57,680	947

Denmark

Nets A/S	11,500	316,540	5,394

France

Zodiac Aerospace	15,944	495,476	5

Italy

Ansaldo STS SpA	3,000	45,441	2,693

Buzzi Unicem SpA	25,670	432,165	18,098

Luxottica Group SpA	1,500	96,468	242

Yoox Net-A-Porter Group SpA	13,600	639,100	4,105
			25,138
Netherlands

Gemalto NV	9,225	570,031	4,192

Refresco Group NV	4,243	104,778	1,393
			5,585
Spain

Abertis Infraestructuras SA	19,147	464,029	49,584

Axiare Patrimonio SOCIMI SA	9,965	217,501	(9,787)

Obrascon Huarte Lain SA	4,850	29,945	589
			40,386

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Switzerland

IWG plc	1,500	$ 5,657	$288

United Kingdom

Aldermore Group plc	29,290	129,503	1,101

Booker Group plc	97,612	314,055	36,566

GKN plc	9,350	56,129	(626)

Intu Properties plc	16,100	51,526	(1,366)

Ladbrokes Coral Group plc	22,680	54,744	(4,493)

Sky plc	119,145	1,791,489	79,094

Spire Healthcare Group plc	9,821	34,024	(271)
			110,005
United States

Safeway, Inc. (Casa Ley), CVR	429,292	362,752	362,752(a)(b)

Safeway, Inc. (Property Development Centers), CVR	429,292	0	0(a)(b)(c)(d)
			362,752

Total Long Positions of Equity Swaps			$551,470

Short Positions

Belgium

Euronav NV	(9,962)	(84,785)	1,189

Canada

Canadian Tire Corp. Ltd.	(4,800)	(669,776)	1,277

Magna International, Inc.	(9,840)	(562,356)	14,574

National Bank of Canada	(15,700)	(814,868)	10,144
			25,995
France

Essilor International Cie Generale d'Optique SA	(691)	(98,145)	(293)

Publicis Groupe SA	(8,680)	(600,044)	(1,890)
			(2,183)
Isle of Man

GVC Holdings plc	(3,198)	(42,092)	1,008

Israel

CyberArk Software Ltd.	(5,625)	(243,450)	(152)

Italy

Buzzi Unicem SpA	(13,472)	(395,574)	(14,117)

Netherlands

Philips Lighting NV	(9,205)	(362,282)	(19,654)

Switzerland

Roche Holding AG	(3,281)	(808,837)	14,333

United Kingdom

Hammerson plc	(7,648)	(53,535)	1,949

Melrose Industries plc	(13,514)	(43,441)	330

Tesco plc	(84,044)	(249,399)	(24,205)
			(21,926)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

United States

Armstrong World Industries, Inc.	(5,715)	$(358,331)	$7,345

Campbell Soup Co.	(10,005)	(465,733)	6,665

Carlisle Cos., Inc.	(4,075)	(465,406)	(5,917)

Cirrus Logic, Inc.	(4,360)	(216,125)	4,746

Crown Holdings, Inc.	(10,160)	(589,788)	12,733

CVS Health Corp.	(5,925)	(466,238)	8,554

Domino's Pizza, Inc.	(1,140)	(247,209)	3,428

Eaton Corp. plc	(7,405)	(621,798)	6,074

Ecolab, Inc.	(6,794)	(935,398)	(1,381)

Ford Motor Co.	(47,870)	(525,134)	28,659

Gap, Inc. (The)	(24,918)	(828,274)	12,643

General Mills, Inc.	(11,215)	(655,965)	16,553

H&R Block, Inc.	(17,600)	(467,104)	1,684

Hasbro, Inc.	(4,910)	(464,339)	4,776

Hologic, Inc.	(10,780)	(460,306)	3,876

Home Depot, Inc. (The)	(1,205)	(242,085)	4,817

Hormel Foods Corp.	(13,450)	(461,739)	1,703

Ingersoll-Rand plc	(3,330)	(315,118)	(10,593)

Iron Mountain, Inc.	(14,285)	(500,404)	10,338

Legg Mason, Inc.	(15,968)	(680,556)	23,040

Leggett & Platt, Inc.	(14,430)	(671,139)	17,468

LyondellBasell Industries NV	(4,325)	(518,308)	1,471

Nielsen Holdings plc	(12,180)	(455,654)	(2,161)

Omnicom Group, Inc.	(8,060)	(617,799)	(1,388)

PepsiCo, Inc.	(4,760)	(572,628)	(11,293)

Regal Beloit Corp.	(7,440)	(579,576)	4,571

Robert Half International, Inc.	(7,284)	(421,598)	(2,570)

Scotts Miracle-Gro Co. (The)	(5,135)	(463,536)	78,874

Starbucks Corp.	(11,525)	(654,735)	32,133

TD Ameritrade Holding Corp.	(4,275)	(238,502)	(6,952)

Tenneco, Inc.	(3,755)	(217,828)	1,088

United States Natural Gas Fund LP	(8,850)	(221,958)	14,072

VF Corp.	(3,150)	(255,591)	(992)

Winnebago Industries, Inc.	(7,510)	(341,330)	(1,970)

WW Grainger, Inc.	(875)	(235,953)	(3,084)

Zillow Group, Inc.	(5,710)	(253,867)	(2,599)

			256,411

Total Short Positions of Equity Swaps			$240,904

Total Long and Short Positions of Equity Swaps JPMorgan Chase Bank, NA			$792,374

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

Morgan Stanley Capital Services LLC	The Fund receives the total return, and pays floating rates plus or minus a spread on a portfolio of long positions. The Fund pays the total return, and receives floating rates plus or minus a spread on a portfolio of short positions. The specified spreads range from -0.61% to 1.4%. The payments/receipts, based on the specified benchmark floating rates (see table below), are denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments will be made, if any, at maturity.	9/17/2018 - 12/3/2019	$20,268,905	$172,411	$(455)	$171,956

* The following table represents required component disclosures associated with the equity swaps as of January 31, 2018.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Brazil

Hypermarcas SA	20,020	$ 228,351	$102,080

France

Amundi SA	2,178	205,511	86,596

BNP Paribas SA	7,436	614,862	148,118

Danone SA	15,771	1,360,060	112,342

Iliad SA	3,030	783,979	(44,813)

JCDecaux SA	3,589	155,333	(6,406)

Publicis Groupe SA	5,576	385,466	(33,479)

Remy Cointreau SA	1,533	201,749	63,658

			326,016
Ireland

Ryanair Holdings plc	58,300	1,206,614	143,914

Jordan

Hikma Pharmaceuticals plc	1,440	19,771	(1,308)

Luxembourg

Eurofins Scientific SE	910	593,151	212,868

South Africa

Aspen Pharmacare Holdings Ltd.	10,218	233,493	35,896

South Korea

NAVER Corp.	312	265,880	97,013

Switzerland

LafargeHolcim Ltd. (Registered)	13,691	838,450	175,084

Nestle SA (Registered)	14,827	1,281,104	179,092

			354,176
Turkey

Migros Ticaret A/S	25,481	177,850	(28,594)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

United Kingdom

Admiral Group plc	3,056	$ 80,186	$(3,221)

Barclays plc	47,721	135,473	4,063

Burberry Group plc	1,264	28,338	(2,455)

Croda International plc	3,368	214,427	9,517

ITV plc	26,308	62,380	2,530

Pets at Home Group plc	15,218	38,612	924

Smith & Nephew plc	47,786	861,003	(26,125)

Smiths Group plc	607	13,777	931

Sports Direct International plc	65,638	346,783	(5,766)

			(19,602)

Total Long Positions of Equity Swaps			$1,222,459

Short Positions

France

Air France-KLM	(31,071)	(482,588)	(178,301)

Electricite de France SA	(14,197)	(195,211)	(26,362)

Kering	(1,227)	(621,235)	(344,424)

Lagardere SCA	(12,685)	(395,616)	16,261

LVMH Moet Hennessy Louis Vuitton SE	(3,289)	(1,031,481)	(291,422)

Orange SA	(26,365)	(476,108)	37,386

			(786,862)
Germany

adidas AG	(2,585)	(601,122)	(87,573)

Deutsche Lufthansa AG (Registered)	(16,865)	(601,779)	(286,356)

Deutsche Telekom AG (Registered)	(26,627)	(466,955)	73,107

			(300,822)
Italy

Eni SpA	(23,038)	(414,341)	(11,602)

Netherlands

Koninklijke Ahold Delhaize NV	(24,468)	(545,897)	91,571

Switzerland

Givaudan SA (Registered)	(236)	(567,972)	(84,246)

Roche Holding AG	(836)	(206,092)	32,133

			(52,113)
United Kingdom

Bunzl plc	(15,134)	(442,653)	10,897

GlaxoSmithKline plc	(13,508)	(253,244)	(7,115)

Marks & Spencer Group plc	(353,056)	(1,510,376)	57,801

Unilever NV	(11,748)	(680,424)	2,848

			64,431
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

United States

Merck & Co., Inc.	(3,610)	$(213,893)	$(21,953)

Pfizer, Inc.	(6,191)	(229,315)	(32,698)
			(54,651)

Total Short Positions of Equity Swaps			$(1,050,048)

Total Long and Short Positions of Equity Swaps Morgan Stanley Capital Services LLC			$172,411

(a)	Illiquid security.
(b)	Value determined using significant unobservable input.
(c)	Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees.
(d)	Amount less than one dollar.

At January 31, 2018, the Fund had cash collateral of $5,969,033 and $3,980,000 deposited in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on OTC derivatives.

Benchmark Floating Rates	Value at Period End

Australian Bank-Bill Swap Reference Rate	1.68%

CDOR - Canadian Dollar Offered Rate	1.58

CIBOR - Copenhagen Interbank Rate	(0.37)

EONIA - Euro Overnight Index Average Rate	(0.36)

EURIBOR - Euro Interbank Offered Rate	(0.37)

Federal Funds Floating Rate	1.34

LIBOR (CHF) - London Interbank Offered Rate	(0.80)

LIBOR (EUR) - London Interbank Offered Rate	(0.41)

LIBOR (GBP) - London Interbank Offered Rate	0.49

LIBOR (USD) - London Interbank Offered Rate	1.58

SARON - Swiss Average Overnight Rate	(0.74)

SONIA - Sterling Overnight Index Average Rate	0.47

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Purchased option contracts ("options purchased")

At January 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Oil, Gas & Consumable Fuels
Enbridge Energy Partners LP	8	$11,568	$15	4/20/2018	$340

Total calls					$340

Puts

Exchange Traded Funds
iShares Russell 2000 ETF	616	9,631,776	138	3/29/2018	35,728

Textiles, Apparel & Luxury Goods
Fossil Group, Inc.	282	224,472	5	3/16/2018	3,525
Fossil Group, Inc.	90	71,640	7	3/16/2018	5,625

					9,150

Total puts					$44,878

Total options purchased (cost $207,299)					$45,218

Written option contracts ("options written")

At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	19	(31,160)	$16	2/16/2018	$(1,178)
Hewlett Packard Enterprise Co.	3	(4,920)	16.5	2/16/2018	(95)
Xerox Corp.	8	(27,304)	35	3/16/2018	(648)
					(1,921)
Total calls					$(1,921)

Puts

Exchange Traded Funds
iShares Russell 2000 ETF	616	(9,631,776)	118	3/29/2018	(8,316)

Total puts					$(8,316)

Total options written (premium received $47,707)					$(10,237)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$—	$—	$24	$24
Capital Markets	3,813	—	—(b)	3,813
Equity Real Estate Investment Trusts (REITs)	2,175	—	137	2,312
Media	11,861	—	—(b)	11,861
Oil, Gas & Consumable Fuels	7,677	—	—(b)	7,677
Semiconductors & Semiconductor Equipment	4,532	—	—(b)	4,532
Other Common Stocks(a)	109,553	—	—	109,553
Total Common Stocks	139,611	—	161	139,772
Corporate Bonds
Banks	—	—	5,480	5,480
Capital Markets	—	—	8,250	8,250
Chemicals	—	—	—(b)	—(b)
Oil, Gas & Consumable Fuels	—	2,682	—(b)	2,682
Other Corporate Bonds(a)	—	12,978	—	12,978
Total Corporate Bonds	—	15,660	13,730	29,390
Commercial Mortgage-Backed Securities	—	21,010	—	21,010
Asset-Backed Securities	—	19,198	1,000	20,198
Loan Assignments
Food Products	—	70	360	430
Household Durables	—	60	115	175
Insurance	—	2,043	401	2,444
IT Services	—	—	273	273
Leisure Products	—	—	235	235
Semiconductors & Semiconductor Equipment	—	—	78	78
Other Loan Assignments(a)	—	11,781	—	11,781
Total Loan Assignments	—	13,954	1,462	15,416
Master Limited Partnerships(a)	7,937	—	—	7,937
Collateralized Mortgage Obligations	—	6,197	—	6,197
Convertible Bonds(a)	—	2,723	—	2,723
Closed End Funds(a)	—	1,230	—	1,230
Preferred Stocks(a)	207	—	—	207
U.S. Treasury Obligations	—	187	—	187
Rights
Biotechnology	—	—	87	87
Food & Staples Retailing	—	—	95	95
Media	—	—	—(b)	—(b)
Pharmaceuticals	—	—	—(b)	—(b)
Other Rights(a)	—(b)	—	—	—(b)
Total Rights	—(b)	—	182	182
Warrants
Biotechnology	—	—	—(b)	—(b)
Capital Markets	21	—	—	21
Total Warrants	21	—	—	21

Short-Term Investments	—	62,030	—	62,030

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

Asset Valuation Inputs (cont’d)
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Options Purchased	$45	$—	$—	$45
Total Long Positions	$147,821	$142,189	$16,535	$306,545

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio. (b) Amount less than one thousand.

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Common Stock
Airlines(b)	$19	$—	$5	$—	$—	$—	$—	$24	$5
Capital Markets(a)	—(c)	—	—	—	—	—	—	—(c)	—
Equity Real Estate Investment Trusts (REITs)(b)	—	—	10	127	—	—	—	137	10
Internet Software & Services(a)	—(c)	—	—	—	—	—	—(c)	—	—
Media(a)	1	—	(1)	—	—	—	—	—(c)	(1)
Oil, Gas & Consumable Fuels(a)	—(c)	—	—	—	—	—	—(c)	—	—
Semiconductors & Semiconductor Equipment(a)	—	—	—	—(c)	—	—	—	—(c)	—(c)
Corporate Bonds(a)
Banks	5,560	22	(102)	—	—	—	—	5,480	(22)
Capital Markets	8,030	26	194	—	—	—	—	8,250	469
Chemicals	—(c)	—	—	—	—	—	—	—(c)	—
Oil, Gas & Consumable Fuels	—(c)	—	—	—	—	—	—	—(c)	—
Asset-Backed Securities(a)	—	—	—	1,000	—	—	—	1,000	—
Loan Assignments(b)
Commercial Services & Supplies	464	—(c)	2	—	(466)	—	—	—	—
Food Products	490	—(c)	(1)	—	(129)	—	—	360	—
Household Durables	60	—(c)	1	—	—	114	(60)	115	—
Insurance	—	—	1	400	—	—	—	401	—
IT Services	—	—	2	271	—	—	—	273	—
Leisure Products	235	—(c)	—(c)	—	—	—	—	235	—(c)
Media	274	—	(18)	19	(275)	—	—	—	—
Semiconductors & Semiconductor Equipment	3,504	(3)	(248)	418	(3,593)	—	—	78	(45)
Collateralized Mortgage Obligations(a)	1,027	—	(7)	—	(1,020)	—	—	—	—

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

(000's omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities (cont’d):
Rights(a)
Biotechnology	$87	$—	$—	$—	$—	$—	$—	$87	$—
Food & Staples Retailing(b)	60	—	35	—	—	—	—	95	35
Media	—(c)	—	—	—	—	—	—	—(c)	—
Pharmaceuticals	—(c)	—	—	—	—	—	—	—(c)	—
Warrants(a)
Biotechnology	—(c)	—	—	—	—	—	—	—(c)	—
Total	$19,811	$45	$(127)	$2,235	$(5,483)	$114	$(60)	$16,535	$451

(a)   As of the period ended January 31, 2018, these securities were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)   As of the period ended January 31, 2018, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c)   Amount less than one thousand.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $69,690 was transferred from Level 3 to Level 2. In addition, $93 was transferred from Level 3 to Level 1. In addition, $114,000 was transferred from Level 2 to Level 3. The common stock and loan assignments that transferred in or out of Level 3 was primarily due to the pricing methodology in accordance with procedures approved by the Board of Trustees (Level 3) or a single broker quote (Level 3). In addition, $5,752,299 was transferred from Level 2 to Level 1. Interactive Data Pricing and Reference Data LLC provided adjusted prices for these securities as of October 31, 2017, as stated in the description of the valuation methods of equity securities in the Notes to Consolidated Schedule of Investments.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investmentss), of inputs used to value the Fund's short investments as of January 31, 2018:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks Sold Short
IT Services	$(886)	$—	$(76)	$(962)
Other Common Stocks Sold Short(a)	(23,425)	—	—	(23,425)
Total Common Stocks Sold Short	(24,311)	—	(76)	(24,387)
Master Limited Partnerships Sold Short(a)	(1,790)	—	—	(1,790)
Exchange Traded Funds Sold Short	(1,554)	—	—	(1,554)
Corporate Bonds Sold Short(a)	—	(884)	—	(884)
Exchange Traded Notes Sold Short	(231)	—	—	(231)
Preferred Stocks Sold Short(a)	—	—	(127)	(127)
Total Short Positions	$(27,886)	$(884)	$(203)	$(28,973)

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

*    The following is a reconciliation between the beginning and ending balances of short investments in which unobservable inputs
       (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Common Stocks Sold Short (a)
IT Services	$(61)	$—	$(38)	$—	$23	$—	$—	$(76)	$(38)
Preferred Stocks Sold Short (a)
IT Services	(121)	—	17	(23)	—	—	—	(127)	17
Total	$(182)	$—	$(21)	$(23)	$23	$—	$—	$(203)	$(21)

(a)        As of the period ended January 31, 2018, these securities were valued either based on a single quotation obtained from a dealer or using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund does not have access to unobservable inputs; however, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2018:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Forward contracts(a)
Assets	$—	$1,928	$—	$1,928
Liabilities	—	(1,610)	—	(1,610)
Futures(a)
Assets	262	—	—	262
Liabilities	(1,464)	—	—	(1,464)
Swaps(a)
Assets	—	2,695	363	3,058
Liabilities	—	(2,181)	—	(2,181)
Options written
Liabilities	(10)	—	—	(10)
Total	$(1,212)	$832	$363	$(17)

(a)          Forward contracts and futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Equity swaps are reported at the cumulative unrealized appreciation/(depreciation) including financing costs and other receivables/payables. Credit default swaps are reported in the table at value.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
(cont’d)

* The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Other Financial Instruments:
Equity swaps(a)
United States	$230	$—	$133	$—	$—	$—	$—	$363	$133
Total	$230	$—	$133	$—	$—	$—	$—	$363	$133

(a)   As of the period ended January 31, 2018, these investments were valued either based on a single quotation obtained from a dealer or using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund does not have access to unobservable inputs; however, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Consolidated Schedule of Investments

January 31, 2018
Notes to Consolidated Schedule of Investments (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, exchange traded funds, exchange traded notes, exchange traded options purchased and options written, master limited partnerships, closed-end funds, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of January 31, 2018, the value of unfunded loan commitments was approximately $31,000 pursuant to the following loan agreements.
(000's omitted) Borrower	Principal Amount	Value
Convergint Technologies LLC, Term Loan 0.00%, 1/29/2025(a)(b)(c)	$22	$22
Traeger Pellet Grills LLC, Term Loan 5.00%, 9/21/2024	9	9
Total		$31

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments (cont’d)

(a) Value determined using significant unobservable inputs.
(b) All or a portion of this security had not settled as of January 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(c) All or a portion of this security was purchased on a delayed delivery basis.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data, LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At January 31, 2018, the Fund had securities pledged in the amount of $14,036,782 to JPMorgan Chase Bank, NA to cover collateral requirements for borrowing in connection with securities sold short and options written.

The Fund invests in commodity-related instruments through the Subsidiary, which is organized under the laws of the Cayman Islands. The Fund is and expects to be the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2018, the Subsidiary held investments valued at $15,276,744 which represents 4.86% of the Fund’s net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Global Allocation Fund
(Unaudited) January 31, 2018

Number of Shares		Value† (000's omitted)
Common Stocks 25.8%

Australia 0.5%
1,171	Abacus Property Group	$4
90	Australia & New Zealand Banking Group Ltd.	2
188	Caltex Australia Ltd.	5
292	CIMIC Group Ltd.	11
358	Crown Resorts Ltd.	4
342	GPT Group	1
889	Investa Office Fund	3
845	LendLease Group	11
2,424	Metcash Ltd.	6
7,799	Mirvac Group	14
1,024	Stockland	4
436	Wesfarmers Ltd.	15
2,843	Whitehaven Coal Ltd.	11
589	Woolworths Group Ltd.	13
		104
Austria 0.2%
123	EVN AG	2
119	OMV AG	8
1,742	Telekom Austria AG	17	*
391	voestalpine AG	25
		52
Belgium 0.1%
51	Colruyt SA	3
17	Groupe Bruxelles Lambert SA	2
87	KBC Group NV	8
		13
Bermuda 0.1%
847	Marvell Technology Group Ltd.	20

Canada 0.5%
33	Alimentation Couche-Tard, Inc. Class B	2
82	Bank of Montreal	7
170	Bank of Nova Scotia	11
94	Canadian Apartment Properties REIT	3
91	Canadian Imperial Bank of Commerce	9
395	Dream Global Real Estate Investment Trust	4
155	George Weston Ltd.	14
140	Great-West Lifeco, Inc.	4
68	Loblaw Cos. Ltd.	4
84	National Bank of Canada	4
122	Rogers Communications, Inc. Class B	6
203	Royal Bank of Canada	17
46	Shaw Communications, Inc. Class B	1
464	TELUS Corp.	17
41	Toronto-Dominion Bank	2
		105
China 0.7%
350	Alibaba Group Holding Ltd. ADR	71	*(a)
Number of Shares		Value† (000's omitted)
1,500	BOC Hong Kong Holdings Ltd.	$8
1,396	JD.com, Inc. ADR	69	*
		148
Denmark 0.1%
166	Carlsberg A/S Class B	21
160	Danske Bank A/S	7
143	Novo Nordisk A/S Class B	8
		36
Finland 0.1%
1,642	Outokumpu OYJ	14

France 0.2%
159	Air France-KLM	3	*
15	BNP Paribas SA	1
213	CNP Assurances	5
33	Fonciere Des Regions	4
798	Peugeot SA	18
61	Sanofi	5
214	TOTAL SA	12
		48
Germany 0.8%
12	Allianz SE	3
63	Bayer AG	8
30	Bayerische Motoren Werke AG	4
197	Bayerische Motoren Werke AG, Preference Shares	19
88	Daimler AG	8
667	Deutsche Lufthansa AG	24
36	Fresenius Medical Care AG & Co. KGaA	4
37	Merck KGaA	4
55	Porsche Automobil Holding SE, Preference Shares	5
75	Salzgitter AG	5
811	Uniper SE	24
47	Volkswagen AG	10
93	Volkswagen AG, Preference Shares	21
847	Wuestenrot & Wuerttembergische AG	25
		164
Hong Kong 0.2%
800	AIA Group Ltd.	7
500	CLP Holdings Ltd.	5
1,000	Great Eagle Holdings Ltd.	5
5,500	HK Electric Investments & HK Electric Investments Ltd.	5	(d)
610	Hongkong Land Holdings Ltd.	5
1,000	Hopewell Holdings Ltd.	4
36	Jardine Matheson Holdings Ltd.	2
500	Kerry Properties Ltd.	3
3,500	WH Group Ltd.	4	(d)
		40
Ireland 0.1%
1,107	UDG Healthcare PLC	13

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Israel 0.0%(b)
539	Bank Hapoalim BM	$4
640	Bank Leumi Le-Israel BM	4
		8
Italy 0.7%
618	ASTM SpA	17
622	Autogrill SpA	9
2,797	Enel SpA	18
1,312	Eni SpA	24
1,106	ERG SpA	23
96	Ferrari NV	11
879	Intesa Sanpaolo SpA	3
410	Moncler SpA	13
237	Prysmian SpA	8
3,811	Snam SpA	19
		145
Japan 1.7%
100	Aozora Bank Ltd.	4
100	Bridgestone Corp.	5
200	Canon, Inc.	8
200	Dai-ichi Life Holdings, Inc.	4
1,000	Daiwa Securities Group, Inc.	7
1,100	EDION Corp.	14
200	FUJIFILM Holdings Corp.	8
400	Hachijuni Bank Ltd	2
500	Haseko Corp.	8
1,000	Hitachi Ltd.	8
400	Hitachi Metals Ltd.	5
1,500	ITOCHU Corp.	29
300	Japan Tobacco, Inc.	10
200	JFE Holdings, Inc.	5
1,400	JXTG Holdings, Inc.	9
1,000	Kajima Corp.	10
700	Kirin Holdings Co. Ltd.	17
1,900	Marubeni Corp.	14
300	Medipal Holdings Corp.	6
200	Mitsubishi Corp.	6
100	Mitsubishi Shokuhin Co. Ltd.	3
300	Mitsubishi Tanabe Pharma Corp.	6
1,400	Mitsui & Co. Ltd.	25
800	NEC Corp.	24
100	Nippon Steel & Sumitomo Metal Corp.	3
100	Nippon Telegraph & Telephone Corp.	5
600	Nissan Motor Co. Ltd.	6
100	Nomura Research Institute Ltd.	5
300	NTT DOCOMO, Inc.	7
700	Obayashi Corp.	8
100	Persol Holdings Co. Ltd.	3
700	Resona Holdings, Inc.	4
400	Sekisui Chemical Co. Ltd.	8
200	Showa Sangyo Co. Ltd.	5
1,200	Sojitz Corp.	4
1,400	Sumitomo Corp.	24
100	TERUMO Corp.	5
1,100	Tokyo Electric Power Co. Holdings, Inc.	5	*
100	Tosoh Corp.	2
100	Trend Micro, Inc.	5
200	TS Tech Co. Ltd.	9
1,600	Yamada Denki Co. Ltd.	10
Number of Shares		Value† (000's omitted)
300	Yodogawa Steel Works Ltd.	$9
		364
Netherlands 0.1%
35	EXOR NV	3
206	ING Groep NV	4
136	Royal Dutch Shell PLC, A Shares	5
119	Royal Dutch Shell PLC, B Shares	4
		16
Norway 0.0%(b)
202	DNB ASA	4
527	Ocean Yield ASA	5
		9
Portugal 0.0%(b)
54	Jeronimo Martins SGPS SA	1

Singapore 0.1%
1,200	Oversea-Chinese Banking Corp. Ltd.	12

Spain 0.1%
1,421	Repsol SA	27

Sweden 0.2%
605	ICA Gruppen AB	23
82	Investor AB	4
112	Kinnevik AB	4
317	Skandinaviska Enskilda Banken AB, Class A	4
2,518	Telia Co. AB	13
		48
Switzerland 0.6%
55	ABB Ltd.	2
55	Baloise Holding AG	9
11	Georg Fischer AG	16
73	Lonza Group AG	20	*
15	Nestle SA	1
94	Novartis AG	8
35	Pargesa Holding SA	3
51	Roche Holding AG	13
67	Swiss Life Holding AG	25	*
220	Swiss Re AG	22
5	Swisscom AG	3
13	Zurich Insurance Group AG	4
		126
United Kingdom 1.2%
1,929	3i Group PLC	26
48	Anglo American PLC	1
116	AstraZeneca PLC	8
1,388	Barclays PLC	4
1,211	Barratt Developments PLC	10
565	BP PLC	4
65	Croda International PLC	4
3,114	EI Group PLC	6	*
3,944	Evraz PLC	21
4,373	Ferrexpo PLC	18
846	Fiat Chrysler Automobiles NV	21	*
1,013	Forterra PLC	4	(d)
1,432	GKN PLC	9
220	GlaxoSmithKline PLC	4
2,171	Glencore PLC	13	*
894	Grafton Group PLC	10
1,486	HSBC Holdings PLC	16
3,650	Indivior PLC	21	*
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
954	J Sainsbury PLC	$3
349	John Laing Group PLC	1	(d)
2,437	John Menzies PLC	24
4,239	Lloyds Banking Group PLC	4
35	Redrow PLC	0	(n)
733	Segro PLC	6
233	Smith & Nephew PLC	4
7,632	WM Morrison Supermarkets PLC	24
		266
United States 17.5%
56	3M Co.	14
175	AbbVie, Inc.	20
69	Aetna, Inc.	13	(a)
248	Aflac, Inc.	22
218	Agilent Technologies, Inc.	16
1,109	AGNC Investment Corp.	21
45	Albemarle Corp.	5
354	Allergan PLC	64
76	Alphabet, Inc. Class A	90	*
22	Alphabet, Inc. Class C	26	*(a)
70	Amazon.com, Inc.	101	*(a)
91	Ameren Corp.	5
184	Amgen, Inc.	34	(a)
27	Amphenol Corp. Class A	2
2,009	Annaly Capital Management, Inc.	21
33	Anthem, Inc.	8
777	Apple, Inc.	130	(a)
99	Applied Materials, Inc.	5
458	Aramark	21
587	Archer-Daniels-Midland Co.	25
269	ARMOUR Residential REIT, Inc.	6
636	AT&T, Inc.	24
181	Avangrid, Inc.	9
229	Avnet, Inc.	10
919	AVX Corp.	16
2,969	Bank of America Corp.	95	(a)
346	Baxter International, Inc.	25
51	Berkshire Hathaway, Inc. Class B	11	*
228	Blucora, Inc.	6	*
25	Boeing Co.	9
22	BorgWarner, Inc.	1
228	Broadcom Ltd.	56
214	Caesars Entertainment Corp.	3	*
28	CalAtlantic Group, Inc.	2
65	Camden Property Trust	6
233	Carnival Corp.	17
36	Carnival PLC	2
374	CenterPoint Energy, Inc.	10
190	Charter Communications, Inc. Class A	72	*
332	Chemours Co.	17
1,217	Cheniere Energy, Inc.	69	*(a)
391	Chevron Corp.	49	(a)
57	Chimera Investment Corp.	1
524	Cisco Systems, Inc.	22	(a)
487	Citigroup, Inc.	38
455	CNA Financial Corp.	25
220	Coca-Cola Co.	10
1,534	Comcast Corp. Class A	65	(a)
268	Constellation Brands, Inc. Class A	59
851	Corning, Inc.	27	(a)
19	CVS Health Corp.	1
142	Danaher Corp.	14	(a)
113	Darden Restaurants, Inc.	11
Number of Shares		Value† (000's omitted)
103	Darling Ingredients, Inc.	$2	*
841	DowDuPont, Inc.	63
325	Eaton Corp. PLC	27	(a)
219	Entegris, Inc.	7
638	Equity Commonwealth	19	*
119	Exelon Corp.	5
68	Extra Space Storage, Inc.	6
373	Exxon Mobil Corp.	32
512	Facebook, Inc. Class A	96	*(a)
13	Fidelity National Information Services, Inc.	1
620	Ford Motor Co.	7
146	Gaming and Leisure Properties, Inc.	5
90	Garmin Ltd.	6
25	General Dynamics Corp.	5	(a)
496	General Electric Co.	8	(a)
514	General Motors Co.	22
152	Gilead Sciences, Inc.	13
234	Goldman Sachs Group, Inc.	63
160	Goodyear Tire & Rubber Co.	6
24	Graham Holdings Co. Class B	14
48	Halyard Health, Inc.	2	*
181	Harris Corp.	29	(a)
23	Hartford Financial Services Group, Inc.	1
675	HCA Healthcare, Inc.	68	*
346	Hewlett Packard Enterprise Co.	6	(a)
54	Home Depot, Inc.	11
66	Honeywell International, Inc.	10
226	HP, Inc.	5
640	Huntsman Corp.	22
27	Illinois Tool Works, Inc.	5
64	Ingersoll-Rand PLC	6
33	Ingredion, Inc.	5
1,005	Intel Corp.	48	(a)
360	Invesco Mortgage Capital, Inc.	6
577	Jabil, Inc.	15
104	Jacobs Engineering Group, Inc.	7
207	Johnson & Johnson	29	(a)
511	JPMorgan Chase & Co.	59	(a)
26	Kohl's Corp.	2
273	Kronos Worldwide, Inc.	7
57	L3 Technologies, Inc.	12
104	Laboratory Corp. of America Holdings	18	*
15	Lam Research Corp.	3
153	Las Vegas Sands Corp.	12
24	Lear Corp.	5
85	Liberty Media Corp-Liberty SiriusXM Class C	4	*(a)
26	Live Nation Entertainment, Inc.	1	*
277	Loews Corp.	14
47	LyondellBasell Industries NV Class A	6
395	MasterCard, Inc. Class A	67
80	McDonald's Corp.	14
329	MDU Resources Group, Inc.	9	(a)
125	Medtronic PLC	11	(a)
250	Merck & Co., Inc.	15
1,481	MFA Financial, Inc.	11
141	Microchip Technology, Inc.	13
310	Micron Technology, Inc.	13	*
1,335	Microsoft Corp.	127	(a)
270	Mohawk Industries, Inc.	76	*(a)
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
517	Monsanto Co.	$63
997	MTGE Investment Corp.	17
46	National Beverage Corp.	5
16	National Research Corp. Class A	1
482	New Residential Investment Corp.	8
340	News Corp. Class A	6
15	Northrop Grumman Corp.	5
28	OGE Energy Corp.	1
120	Orbital ATK, Inc.	16
49	Oshkosh Corp.	4	(a)
223	Owens Corning	21
12	Parker-Hannifin Corp.	2
66	PepsiCo, Inc.	8
37	PerkinElmer, Inc.	3
623	Pfizer, Inc.	23
78	Philip Morris International, Inc.	8
213	Phillips 66	22
175	PNC Financial Services Group, Inc.	28	(a)
38	Priceline Group, Inc.	73	*
242	Procter & Gamble Co.	21
182	Prudential Financial, Inc.	22
443	Quanta Services, Inc.	17	*(a)
93	Quest Diagnostics, Inc.	10
164	Reinsurance Group of America, Inc.	26
29	Reliance Steel & Aluminum Co.	2
190	Republic Services, Inc.	13
43	Royal Caribbean Cruises Ltd.	6
81	Sanderson Farms, Inc.	10
3	Seaboard Corp.	13
381	Shire PLC ADR	53
14	Stanley Black & Decker, Inc.	2
256	STERIS PLC	23
46	Sysco Corp.	3
223	Target Corp.	17
36	Telephone & Data Systems, Inc.	1
599	Teradyne, Inc.	27	(a)
249	Texas Instruments, Inc.	27	(a)
53	Tiffany & Co.	6
242	Time Warner, Inc.	23	(a)
100	Trimble, Inc.	4	*
154	Twenty-First Century Fox, Inc. Class B	6
62	Tyson Foods, Inc. Class A	5
54	U.S. Bancorp	3
172	UnitedHealth Group, Inc.	41
530	Universal Health Services, Inc. Class B	64
100	Unum Group	5
230	Valero Energy Corp.	22
101	Ventas, Inc.	6
320	Verizon Communications, Inc.	17
143	VF Corp.	12
637	Visa, Inc. Class A	79	(a)
675	Vishay Intertechnology, Inc.	15
37	VMware, Inc. Class A	5	*
410	Wal-Mart Stores, Inc.	44	(a)
119	Walgreens Boots Alliance, Inc.	9
79	Waste Management, Inc.	7
82	WEC Energy Group, Inc.	5
82	Weight Watchers International, Inc.	5	*
1,210	Wells Fargo & Co.	80
93	Welltower, Inc.	6
Number of Shares		Value† (000's omitted)
78	WP Carey, Inc.	$5
231	Xcel Energy, Inc.	10
723	Xerox Corp.	25
		3,728
Total Common Stocks (Cost $4,726)		5,507

Principal Amount (000's omitted)

U.S. Treasury Obligations 7.6%
100	U.S. Treasury Bill, 0.55%, due 5/24/18	100	(e)(f)
10	U.S. Treasury Bond, 3.88%, due 8/15/40	12
	U.S. Treasury Inflation-Indexed Bonds(g)
62	0.25%, due 1/15/25	61
271	2.00%, due 1/15/26	301
55	2.38%, due 1/15/27	64
46	2.50%, due 1/15/29	55
159	3.88%, due 4/15/29	214
7	3.38%, due 4/15/32	9
43	0.63%, due 2/15/43	41
	U.S. Treasury Notes
350	1.38%, due 11/30/18	348
350	0.88%, due 4/15/19	345
65	1.50%, due 2/28/23	62

Total U.S. Treasury Obligations (Cost $1,617)		1,612

U.S. Government Agency Securities 0.8%
$100	Federal Home Loan Bank, 5.50%, due 7/15/36	134
20	Federal National Mortgage Association, 5.63%, due 7/15/37	27

Total U.S. Government Agency Securities (Cost $163)		161

Mortgage-Backed Securities 6.9%

Collateralized Mortgage Obligations 1.6%
	Fannie Mae Connecticut Avenue Securities
130	Ser. 2017-C02, Class 2M2, 1 Month USD LIBOR + 3.65%, (5.21%), due 9/25/29	142	(h)
25	Ser. 2017-C03, Class 1M2, 1 Month USD LIBOR + 3.00%, (4.56%), due 10/25/29	27	(h)
70	Ser. 2017-C04, Class 2M2, 1 Month USD LIBOR + 2.85%, (4.41%), due 11/25/29	73	(h)
75	Ser. 2017-C05, Class 1M2, 1 Month USD LIBOR + 2.20%, (3.76%), due 1/25/30	76	(h)
15	Ser. 2017-C06, Class 1M2, 1 Month USD LIBOR + 2.65%, (4.21%), due 2/25/30	15	(h)
20	Ser. 2017-C06, Class 2M2, 1 Month USD LIBOR + 2.80%, (4.36%), due 2/25/30	21	(h)
		354
		354

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value† (000's omitted)

Fannie Mae 2.7%
	Pass-Through Certificates
$75	3.00%, TBA, 15 Year Maturity	$75	(i)
180	3.50%, TBA, 30 Year Maturity	182	(i)
305	4.00%, TBA, 30 Year Maturity	315	(i)
		572
Freddie Mac 2.6%
	Pass-Through Certificates
110	3.00%, TBA, 15 Year Maturity	111	(i)
190	3.50%, TBA, 30 Year Maturity	192	(i)
240	4.00%, TBA, 30 Year Maturity	248	(i)
		551
Total Mortgage-Backed Securities
(Cost $1,473)		1,477

Corporate Bonds 5.5%

Australia 0.1%
35	Westpac Banking Corp., 5 year USD ICE Swap + 2.89%, (5.00%), due 12/31/99	35	(h)
Belgium 0.1%
10	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	11

Brazil 0.1%
15	Vale Overseas Ltd., 6.25%, due 8/10/26	17

Mexico 0.2%
25	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	25	(c)
20	Petroleos Mexicanos, 6.50%, due 3/13/27	22	(c)
		47
Spain 0.1%
20	Banco Santander SA, 3.80%, due 2/23/28	20

United Kingdom 0.5%
45	Barclays PLC, 4.38%, due 1/12/26	46
30	BAT Capital Corp., 4.54%, due 8/15/47	31	(c)
30	HSBC Holdings PLC, 5 year USD ICE Swap + 3.75%, (6.00%), due 12/31/99	31	(h)
		108
United States 4.4%
15	Abbott Laboratories, 4.90%, due 11/30/46	17
20	AbbVie, Inc., 4.70%, due 5/14/45	22
20	Apple, Inc., 4.65%, due 2/23/46	23
	AT&T, Inc.
20	4.75%, due 5/15/46	20
30	5.45%, due 3/1/47	32
25	Bank of America Corp., Ser. L, 3.95%, due 4/21/25	25
130	Broadcom Corp./Broadcom	127	(c)
	Cayman Finance Ltd., 3.88%, due 1/15/27
	Charter Communications Operating LLC/Charter Communications Operating Capital
45	4.91%, due 7/23/25	47
20	6.48%, due 10/23/45	24
25	5.38%, due 5/1/47	26
Principal Amount (000's omitted)		Value† (000's omitted)

	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
$40	5.45%, due 6/15/23	$43	(c)
15	6.02%, due 6/15/26	16	(c)
	Discovery Communications LLC
15	5.00%, due 9/20/37	15
15	5.20%, due 9/20/47	15
	Energy Transfer Partners L.P.
10	6.50%, due 2/1/42	12
30	Ser. B, 3 Month USD LIBOR + 4.16%, (6.63%), due 12/31/99	30	(h)
75	General Electric Co., Ser. D, 3 Month USD LIBOR + 3.33%, (5.00%), due 12/29/49	76	(h)
	Goldman Sachs Group, Inc.
20	3 Month USD LIBOR + 1.51%, (3.69%), due 6/5/28	20	(h)
35	3 Month USD LIBOR + 1.16%, (3.81%), due 4/23/29	35	(h)
20	3 Month USD LIBOR + 1.37%, (4.02%), due 10/31/38	20	(h)
15	5.15%, due 5/22/45	17
15	Hess Corp., 4.30%, due 4/1/27	15
40	Hewlett Packard Enterprise Co., 4.65%, due 12/9/21	42
25	HP Enterprise Co., 4.90%, due 10/15/25	26
15	JPMorgan Chase & Co., 3 Month USD LIBOR + 1.36%, (3.88%), due 7/24/38	15	(h)
25	Kinder Morgan, Inc., 5.55%, due 6/1/45	28
15	Kroger Co., 4.45%, due 2/1/47	15
15	Microsoft Corp., 4.50%, due 2/6/57	17
30	Morgan Stanley, 3 Month USD LIBOR + 1.14%, (3.77%), due 1/24/29	30	(h)
20	MPLX L.P., 4.13%, due 3/1/27	20
20	Noble Energy, Inc., 5.25%, due 11/15/43	22
	Verizon Communications, Inc.
20	4.13%, due 8/15/46	19
20	4.67%, due 3/15/55	20
10	Viacom, Inc., 4.38%, due 3/15/43	9
		940
Total Corporate Bonds
(Cost $1,169)		1,178

Asset-Backed Securities 2.1%
8	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	8
18	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1 Month USD LIBOR + 1.13%, (2.69%), due 9/25/33	18	(h)
100	Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2, 1 Month USD LIBOR + 0.80%, (2.36%), due 6/25/36	93	(h)
	Capital One Multi-Asset Execution Trust
20	Ser. 2015-A1, Class A1, 1.39%, due 1/15/21	20
10	Ser. 2016-A1, Class A1, 1 Month USD LIBOR + 0.45%, (2.01%), due 2/15/22	10	(h)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value† (000's omitted)

$ 100	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class M1, 1 Month USD LIBOR + 0.35%, (1.91%), due 2/25/36	$98	(h)
100	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	99
80	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 1 Month USD LIBOR + 0.48%, (2.04%), due 12/25/35	76	(h)
28	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	28

Total Asset-Backed Securities
(Cost $440)		450

Number of Shares

Exchange Traded Funds 2.5%
2,850	iShares TIPS Bond ETF	322
6,500	PowerShares Senior Loan Portfolio	151
3,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	59

Total Exchange Traded Funds
(Cost $533)		532

Investment Companies 50.6%
113,068	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,062	(j)(k)
58,996	Neuberger Berman Emerging Markets Equity Fund Class R6	1,347	(j)(k)
43,924	Neuberger Berman Floating Rate Income Fund Institutional Class	437	(j)(k)
16,477	Neuberger Berman Genesis Fund Class R6	978	(j)(k)
112,459	Neuberger Berman High Income Bond Fund Class R6	980	(j)(k)
229,524	Neuberger Berman International Select Fund Class R6	3,161	(j)(k)
42,361	Neuberger Berman Long Short Credit Fund Class R6	407	(j)(k)
212,778	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,385	(j)(k)
94,520	Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	1,040	(j)(k)

Total Investment Companies
(Cost $9,654)		10,797

Total Options Purchased (0.0)%(b)(m)
(Cost $1)		0	(n)

Short-Term Investments 1.1%

Investment Companies 1.1%
232,353	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(l) (Cost $232)	232	(j)

Total Investments 102.9%
(Cost $20,008)	21,946

Liabilities Less Other Assets (2.9)%	(622)	(o)

Net Assets 100.0%	$21,324

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written of the Fund.
(b)	Represents less than 0.05% of net assets.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $264,000, which represents 1.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $14,000, which represents 0.0% of net assets of the Fund.

(e)	Rate shown was the discount rate at the date of purchase.
(f)	All or a portion of the security is pledged as collateral for futures.
(g)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(h)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable / Floating Rates:
LIBOR (USD) = London Interbank Offered Rate
ICE = Intercontinental Exchange

(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2018 amounted to approximately $1,123,000, which represents 5.3% of net assets of the Fund.

(j)
All or a portion of this security is segregated in connection with obligations for to be announced securities, options written, futures, forward foreign currency contracts and swaps with a total value of approximately $11,029,000.

(k)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(l)	Represents 7-day effective yield as of January 31, 2018.
(m)	See “Purchased option contracts” under Derivative Instruments.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(n)	Amount less than one thousand.
(o)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000’s omitted)	Percentage of Net Assets
Investment Companies*	$10,797	50.6%
U.S. Treasury Obligations	1,612	7.6%
Mortgage-Backed Securities	1,477	6.9%
Banks	742	3.5%
Exchange Traded Funds	532	2.5%
Asset-Backed Securities	450	2.1%
Oil, Gas & Consumable Fuels	322	1.5%
Media	314	1.5%
Internet Software & Services	289	1.4%
Health Care Providers & Services	246	1.2%
Internet & Direct Marketing Retail	243	1.1%
Pharmaceuticals	238	1.1%
Insurance	223	1.1%
Semiconductors & Semiconductor Equipment	219	1.0%
Technology Hardware, Storage & Peripherals	206	1.0%
Chemicals	189	0.9%
Food & Staples Retailing	168	0.8%
U.S. Government Agency	161	0.8%
Software	154	0.7%
Automobiles	152	0.7%
IT Services	152	0.7%
Computers	150	0.7%
Beverages	131	0.6%
Semiconductors	127	0.6%
Metals & Mining	121	0.6%
Biotechnology	120	0.6%
Trading Companies & Distributors	112	0.5%
Household Durables	110	0.5%
Hotels, Restaurants & Leisure	105	0.5%
Electronic Equipment, Instruments & Components	97	0.4%
Diversified Telecommunication Services	96	0.4%
Equity Real Estate Investment Trusts	96	0.4%
Capital Markets	96	0.4%
Telecommunications	91	0.4%
Mortgage Real Estate Investment	91	0.4%
Pipelines	90	0.4%
Health Care Equipment & Supplies	84	0.4%
Aerospace & Defense	76	0.4%
Miscellaneous Manufacturers	76	0.4%
Food Products	70	0.3%
Electric Utilities	60	0.3%
Oil & Gas	59	0.3%
Construction & Engineering	54	0.2%
Independent Power and Renewable Electricity Producers	47	0.2%
Specialty Retail	41	0.2%
Food	40	0.2%
Life Science Tools & Services	39	0.2%
Industrial Conglomerates	38	0.2%
Electrical Equipment	37	0.2%
Auto Components	35	0.2%
Machinery	35	0.2%
Agriculture	31	0.1%
Multi-Utilities	29	0.1%
Airlines	27	0.1%
Diversified Financial Services	27	0.1%
Textiles, Apparel & Luxury Goods	25	0.1%
Distributors	24	0.1%
Real Estate Investment Trusts	24	0.1%
Communications Equipment	22	0.1%
Building Products	21	0.1%
Household Products	21	0.1%
Commercial Services & Supplies	20	0.1%
Diversified Consumer Services	19	0.1%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Multiline Retail	19	0.1%
Tobacco	18	0.1%
Healthcare - Products	17	0.1%
Iron - Steel	17	0.1%
Transportation Infrastructure	17	0.1%
Wireless Telecommunication Services	14	0.1%
Energy Equipment & Services	5	0.0%
Construction Materials	4	0.0%
Professional Services	3	0.0%
Short-Term Investments and Other Assets-Net	(390)	(1.8)%

	$21,324	100.0%

* Each position is an Investment Company under the 1940 Act and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2018	1	Brazilian Real	$31,285	$(494)
3/2018	1	Euro STOXX 50 Index	44,696	379
3/2018	1	FTSE 100 Index	106,020	(208)
3/2018	5	MSCI EAFE Index	536,375	30,305
3/2018	15	MSCI Emerging Markets Index	943,350	83,177
3/2018	1	S&P 500 E-Mini Index	141,290	7,891
3/2018	3	Mexican Peso	79,995	2,148
3/2018	1	Canadian Bond, 10 Year	107,504	(3,646)
3/2018	6	U.S. Treasury Note, 10 Year	729,469	(19,868)
3/2018	4	United Kingdom Long Gilt Bond	693,681	(11,200)
3/2018	1	U.S. Treasury Note, 5 Year	114,711	(1,214)
Total Long Positions $ 3,528,376				$87,270
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	4	Euro-Bund	$(788,732)	$20,798
3/2018	4	S&P 500 E-Mini Index	(565,160)	(31,624)
3/2018	4	U.S. Treasury Long Bond	(591,250)	11,440
3/2018	3	U.S. Treasury Note, 10 Year	(364,734)	5,774
3/2018	2	U.S. Treasury Uitra Note, 10 Year	(260,406)	5,661
3/2018	2	United Kingdom Long Gilt Bond	(346,841)	5,673
Total Short Positions $ (2,917,123)				$17,722
Total Futures				$104,992

At January 31, 2018, the Fund had $105,145 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,544 to cover collateral requirements on open futures.

Forward foreign currency ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

136,061	AUD	108,447	USD	Citibank, N.A.	4/24/2018	$1,173
207,002	AUD	165,807	USD	Citibank, N.A.	4/24/2018	969
41,787	USD	51,627	AUD	Citibank, N.A.	4/24/2018	192
505,300	AUD	402,633	USD	Goldman Sachs International	4/24/2018	4,473
32,585	USD	40,365	AUD	Goldman Sachs International	4/24/2018	64
161,797	AUD	129,091	USD	Societe Generale	4/24/2018	1,264
158,083	USD	195,655	AUD	State Street Bank and Trust Company	4/24/2018	450
225,159	CAD	180,779	USD	Citibank, N.A.	4/24/2018	2,455
153,055	CAD	123,248	USD	Citibank, N.A.	4/24/2018	1,308
115,301	CAD	92,789	USD	Goldman Sachs International	4/24/2018	1,042
980,499	CAD	788,671	USD	Societe Generale	4/24/2018	9,257
771,081	CAD	618,562	USD	State Street Bank and Trust Company	4/24/2018	8,942
18,481	CAD	14,870	USD	State Street Bank and Trust Company	4/24/2018	170
37,775	CAD	30,633	USD	State Street Bank and Trust Company	4/24/2018	108
52,162	CHF	56,131	USD	Citibank, N.A.	4/24/2018	273

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

142,147	CHF	149,305	USD	Goldman Sachs International	4/24/2018	4,401
166,441	CHF	177,995	USD	Goldman Sachs International	4/24/2018	1,980
492,433	CHF	515,866	USD	State Street Bank and Trust Company	4/24/2018	16,609
50,204	CHF	52,605	USD	State Street Bank and Trust Company	4/24/2018	1,681
149,351	EUR	183,669	USD	Citibank, N.A.	4/24/2018	2,768
33,557	USD	26,831	EUR	Citibank, N.A.	4/24/2018	63
375,930	EUR	462,379	USD	Goldman Sachs International	4/24/2018	6,899
11,350	EUR	14,020	USD	Goldman Sachs International	4/24/2018	148
70,493	EUR	87,934	USD	Goldman Sachs International	4/24/2018	63
31,298	EUR	38,509	USD	JPMorgan Chase Bank N.A.	4/24/2018	561
821	EUR	1,010	USD	Royal Bank of Canada	4/24/2018	15
9,179	EUR	11,293	USD	Societe Generale	4/24/2018	165
184,722	GBP	256,193	USD	Citibank, N.A.	4/24/2018	6,924
155,400	GBP	215,221	USD	Goldman Sachs International	4/24/2018	6,130
40,588	GBP	56,024	USD	Goldman Sachs International	4/24/2018	1,790
61,314	GBP	86,583	USD	Goldman Sachs International	4/24/2018	752
30,590	GBP	42,439	USD	JPMorgan Chase Bank N.A.	4/24/2018	1,133
226,633	GBP	314,529	USD	Royal Bank of Canada	4/24/2018	8,286
107,798	GBP	149,531	USD	Societe Generale	4/24/2018	4,016
152,562	GBP	214,881	USD	State Street Bank and Trust Company	4/24/2018	2,428
13,946,167	JPY	126,841	USD	Citibank, N.A.	4/24/2018	1,526
4,240,276	JPY	38,543	USD	Goldman Sachs International	4/24/2018	486
35,608,211	JPY	322,990	USD	Royal Bank of Canada	4/24/2018	4,764
65,571,852	JPY	595,504	USD	State Street Bank and Trust Company	4/24/2018	8,049
95,211	USD	101,575,417	KRW	Goldman Sachs International	4/24/2018	85
20,947,555	KRW	19,570	USD	State Street Bank and Trust Company	4/24/2018	47
1,180,153	MXN	62,003	USD	Goldman Sachs International	4/24/2018	560
2,328,315	NOK	297,956	USD	Citibank, N.A.	4/24/2018	4,857
103,748	NOK	13,205	USD	Goldman Sachs International	4/24/2018	288
115,137	NOK	14,698	USD	JPMorgan Chase Bank N.A.	4/24/2018	276
1,158,786	NOK	148,036	USD	Royal Bank of Canada	4/24/2018	2,672
2,247,380	NOK	286,896	USD	Societe Generale	4/24/2018	5,390
2,007,936	NOK	256,389	USD	State Street Bank and Trust Company	4/24/2018	4,756
1,355,775	NOK	175,960	USD	State Street Bank and Trust Company	4/24/2018	367
182,750	NZD	132,819	USD	Citibank, N.A.	4/24/2018	1,757
129,118	NZD	94,099	USD	Citibank, N.A.	4/24/2018	983
346,935	NZD	252,132	USD	Goldman Sachs International	4/24/2018	3,350
156,549	NZD	113,957	USD	Goldman Sachs International	4/24/2018	1,325
286,409	NZD	208,741	USD	Royal Bank of Canada	4/24/2018	2,170
908,874	SEK	113,914	USD	Citibank, N.A.	4/24/2018	2,074
89,025	SEK	11,170	USD	Citibank, N.A.	4/24/2018	191
1,243,360	SEK	155,624	USD	Goldman Sachs International	4/24/2018	3,050
200,957	SEK	25,548	USD	Goldman Sachs International	4/24/2018	97
2,360,825	SEK	295,902	USD	Royal Bank of Canada	4/24/2018	5,380
1,223,340	SEK	153,287	USD	State Street Bank and Trust Company	4/24/2018	2,832

Total unrealized appreciation						$156,284

115,912	USD	145,314	AUD	Citibank, N.A.	4/24/2018	(1,163)
237,606	USD	299,113	AUD	Citibank, N.A.	4/24/2018	(3,380)
114,382	USD	143,051	AUD	Goldman Sachs International	4/24/2018	(870)
18,961	USD	23,761	AUD	JPMorgan Chase Bank N.A.	4/24/2018	(183)
46,892	USD	58,749	AUD	Royal Bank of Canada	4/24/2018	(440)
654,575	USD	821,412	AUD	State Street Bank and Trust Company	4/24/2018	(7,213)
13,168	USD	16,392	CAD	Goldman Sachs International	4/24/2018	(172)
108,312	USD	134,634	CAD	Goldman Sachs International	4/24/2018	(1,253)
334,582	USD	414,754	CAD	Goldman Sachs International	4/24/2018	(2,944)
26,190	USD	32,564	CAD	JPMorgan Chase Bank N.A.	4/24/2018	(310)
462,605	USD	575,397	CAD	Royal Bank of Canada	4/24/2018	(5,652)
111,582	USD	106,527	CHF	Citibank, N.A.	4/24/2018	(3,608)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

119,838	USD	114,206	CHF	Citibank, N.A.	4/24/2018	(3,655)
84,461	USD	80,876	CHF	Goldman Sachs International	4/24/2018	(2,992)
280,415	USD	267,869	CHF	Goldman Sachs International	4/24/2018	(9,236)
63,236	USD	60,373	CHF	JPMorgan Chase Bank N.A.	4/24/2018	(2,046)
308,761	USD	294,719	CHF	Royal Bank of Canada	4/24/2018	(9,923)
765,363	USD	730,784	CHF	Societe Generale	4/24/2018	(24,845)
64,444	USD	60,085	CHF	State Street Bank and Trust Company	4/24/2018	(527)
130,413	USD	105,837	EUR	Citibank, N.A.	4/24/2018	(1,704)
156,474	USD	127,229	EUR	Citibank, N.A.	4/24/2018	(2,347)
132,207	USD	106,506	EUR	State Street Bank and Trust Company	4/24/2018	(746)
1,138,907	USD	925,482	EUR	State Street Bank and Trust Company	4/24/2018	(16,382)
116,019	USD	83,366	GBP	Citibank, N.A.	4/24/2018	(2,727)
213,465	USD	153,334	GBP	Citibank, N.A.	4/24/2018	(4,943)
71,703	GBP	102,638	USD	Goldman Sachs International	4/24/2018	(504)
879,649	USD	635,002	GBP	State Street Bank and Trust Company	4/24/2018	(24,844)
13,130	USD	1,447,604	JPY	Citibank, N.A.	4/24/2018	(195)
7,417,617	JPY	68,394	USD	Goldman Sachs International	4/24/2018	(119)
165,500	USD	18,177,357	JPY	Goldman Sachs International	4/24/2018	(1,813)
215,637	USD	23,748,985	JPY	Goldman Sachs International	4/24/2018	(2,959)
6,629	USD	730,543	JPY	JPMorgan Chase Bank N.A.	4/24/2018	(96)
141,703	USD	15,617,632	JPY	Societe Generale	4/24/2018	(2,048)
24,349,958	JPY	224,238	USD	State Street Bank and Trust Company	4/24/2018	(110)
61,966	USD	1,179,737	MXN	State Street Bank and Trust Company	4/24/2018	(575)
287,526	NOK	37,546	USD	Citibank, N.A.	4/24/2018	(151)
83,397	USD	642,868	NOK	Goldman Sachs International	4/24/2018	(213)
464,442	USD	3,645,313	NOK	Goldman Sachs International	4/24/2018	(9,654)
59,843	USD	468,739	NOK	State Street Bank and Trust Company	4/24/2018	(1,120)
33,006	USD	44,972	NZD	Citibank, N.A.	4/24/2018	(111)
466,698	USD	641,230	NZD	Citibank, N.A.	4/24/2018	(5,501)
564,947	USD	775,642	NZD	Societe Generale	4/24/2018	(6,233)
63,312	USD	86,735	NZD	State Street Bank and Trust Company	4/24/2018	(559)
658,412	USD	906,180	NZD	State Street Bank and Trust Company	4/24/2018	(8,895)
109,272	USD	873,304	SEK	Citibank, N.A.	4/24/2018	(2,176)
112,512	USD	899,182	SEK	Citibank, N.A.	4/24/2018	(2,239)
20,234	USD	161,498	SEK	JPMorgan Chase Bank N.A.	4/24/2018	(376)
124,428	USD	993,096	SEK	Societe Generale	4/24/2018	(2,309)
194,843	USD	1,531,034	SEK	State Street Bank and Trust Company	4/24/2018	(544)
60,769	USD	485,191	SEK	State Street Bank and Trust Company	4/24/2018	(1,150)
6	USD	72	ZAR	State Street Bank and Trust Company	4/24/2018	(0)	(a)

Total unrealized depreciation						$(183,758)

Total net unrealized depreciation						$(27,474)

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
KRW = South Korean Won(b)
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
ZAR = South African Rand

(a) Amount less than one dollar.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(b) Non-deliverable forward contracts.

Total return swap contracts ("total return swaps")

At January 31, 2018, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:

Long Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(m)	Maturity Date	Variable- Rate(l)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Europe ex UK Financials Index	EUR 83,868	9/15/2018	(0.18)%(a)	$6,015	$14	$6,029
JPMorgan Chase Bank N.A.	STOXX Europe 600 Travel & Leisure (Net Return) Index	EUR 202,193	11/15/2018	(0.45)%(b)	12,317	210	12,527
Goldman Sachs International	S&P 500 Energy Sector TR Index	$109,402	6/13/2018	2.10%(c)	8,415	(299)	8,116
Goldman Sachs International	S&P 500 Financials Sector TR Index	107,661	6/13/2018	2.24%(d)	7,205	(317)	6,888
Citibank, N.A.	S&P Industrials Sector TR Index	169,906	6/19/2018	2.27%(e)	9,594	(112)	9,482
Total					$43,546	$(504)	$43,042

Short Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(m)	Maturity Date	Variable- Rate(l)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Daily TR Gross Europe ex UK Index	EUR (82,135)	9/15/2018	(0.18)%(f)	$(3,910)	$(23)	$(3,933)(k)
JPMorgan Chase Bank N.A.	STOXX Europe 600 (Net Return) Index	EUR (99,804)	11/15/2018	(0.67)%(g)	(4,433)	(163)	(4,596)
JPMorgan Chase Bank N.A.	FTSE 100 Net of Tax Index	GBP (88,336)	11/15/2018	(0.35)%(h)	(3,186)	(72)	(3,258)
Goldman Sachs International	S&P 500 TR Index	$(214,937)	6/13/2018	1.56%(i)	(12,618)	587	(12,031)
Citibank, N.A.	S&P 500 Consumer Durables & Apparel Group TR Index	(166,316)	6/19/2018	1.89%(j)	(6,305)	41	(6,264)
Goldman Sachs International	MSCI U.S. REIT Index	(205,093)	7/13/2018	1.93%(j)	(611)	20	(591)
Total					$(31,063)	$390	$(30,673)

(a) Fund pays 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(b) Fund pays 3-month Euribor minus 0.12%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—quarterly.

(c) Fund pays 3-month USD LIBOR plus 0.54%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(d) Fund pays 3-month USD LIBOR plus 0.68%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(e) Fund pays 3-month USD LIBOR plus 0.60%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(f) Fund receives 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(g) Fund receives 3-month EURIBOR minus 0.34%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—quarterly.

(h) Fund receives 3-month EURIBOR minus 0.02%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—quarterly.

(i) Fund receives 3-month USD LIBOR plus 0.50%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(j) Fund receives 3-month USD LIBOR plus 0.22%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

EURIBOR = Euro Interbank Offered Rate
LIBOR (USD) = London Interbank Offered Rate

(k) Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees (the
“Board”).

(l) Effective rate at January 31, 2018.

(m) Notional amount is stated in the currency in which the contract is denominated.

EUR = Euro
GBP = Pound Sterling

Purchased option contracts ("options purchased")

At January 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

S&P 500 Mini Index	11	310,618	$295	2/2/2018	$0	(a)(b)
S&P 500 Mini Index	6	169,428	302.5	2/2/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	310	2/2/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	302.5	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	310	2/9/2018	0	(a)(b)
S&P 500 Mini Index	7	197,666	315	2/9/2018	0	(a)(b)
S&P 500 Mini Index	17	480,046	312.5	2/16/2018	0	(a)(b)
S&P 500 Mini Index	7	197,666	317.5	2/23/2018	21	(a)(b)
Total calls (cost $192)					$21

Puts
Index

S&P 500 Mini Index	11	310,618	$242	2/2/2018	$0	(a)(b)
S&P 500 Mini Index	6	169,428	247	2/2/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	254	2/2/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	247	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	254	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	257.5	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	254	2/16/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	257.5	2/16/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	258	2/23/2018	176	(a)(b)
Total puts(cost $1,052)					$176
Total options purchased (cost $1,244)					$197

(a)    Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board.

(b)    Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Written option contracts ("options written")

At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index

S&P 500 Mini Index	11	(310,618)	$274.0	2/2/2018	$(9,735)
S&P 500 Mini Index	6	(169,428)	280.0	2/2/2018	(1,884)
S&P 500 Mini Index	8	(225,904)	285.0	2/2/2018	(212)
S&P 500 Mini Index	9	(254,142)	280.0	2/9/2018	(3,488)
S&P 500 Mini Index	8	(225,904)	287.0	2/9/2018	(408)
S&P 500 Mini Index	7	(197,666)	289.0	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	(225,904)	288.0	2/16/2018	(544)
S&P 500 Mini Index	9	(254,142)	291.0	2/16/2018	0	(a)(b)
S&P 500 Mini Index	7	(197,666)	290.0	2/23/2018	(336)
Total calls (premium received $4,879)					$(16,607)

Puts
Index
S&P 500 Mini Index	11	(310,618)	$264.0	2/2/2018	$(33)
S&P 500 Mini Index	6	(169,428)	269.0	2/2/2018	0	(a)(b)
S&P 500 Mini Index	8	(225,904)	280.0	2/2/2018	(224)
S&P 500 Mini Index	9	(254,142)	269.0	2/9/2018	(189)
S&P 500 Mini Index	8	(225,904)	278.0	2/9/2018	(616)
S&P 500 Mini Index	8	(225,904)	283.0	2/9/2018	(1,856)
S&P 500 Mini Index	8	(225,904)	277.0	2/16/2018	(956)
S&P 500 Mini Index	8	(225,904)	282.0	2/16/2018	(1,988)
S&P 500 Mini Index	8	(225,904)	281.0	2/23/2018	(2,060)
Total puts (premium received $8,568)					$(7,922)

Total options written (premium received $13,447)					$(24,529)

(a)    Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board.

(b)    Value determined using significant unobservable inputs.

At January 31, 2018, the Fund had securities pledged in the amount of $1,105,197 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1		Level 2	Level 3(b)		Total
Investments:
Common Stocks(a)	$5,507		$—	$—		$5,507
U.S. Treasury Obligations	—		1,612	—		1,612
U.S. Government Agency Securities	—		161	—		161
Mortgage-Backed Securities(a)	—		1,477	—		1,477
Corporate Bonds(a)	—		1,178	—		1,178
Asset-Backed Securities	—		450	—		450
Exchange Traded Funds	532		—	—		532
Investment Companies	—		10,797	—		10,797
Short-Term Investments	—		232	—		232
Options Purchased	0	(c)	—	0	(c)	0	(c)
Total Investments	$6,039		$15,907	$0	(c)	$21,946

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Other Financial Instruments
Options Purchased(d)
Call Options Index	$—	$—	$—	$(0)(c)	$0(c)	$—	$—	$—	$0(c)	$(0)(c)
Put Options Index	$—	$—	$—	$(1)	$1	$—	$—	$—	$0(c)	$(1)
Total	$—	$—	$—	$1	$1	$—	$—	$—	$0(c)	$(1)

(c)  Amount less than one thousand.

(d)  As of the period ended January 31, 2018, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $146,068 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of January 31, 2018. These securities had been categorized as Level 2 as of October 31, 2017, due to the use of Interactive Data Pricing and Reference Data LLC adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments Investments or due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)		Total
Futures(a)
Assets	$173	$—	$—		$173
Liabilities	(68)	—	—		(68)
Forward Contracts(a)
Assets	—	156	—		156
Liabilities	—	(184)	—		(184)
Swaps
Assets	—	43	—		43
Liabilities	—	(31)	—		(31)
Options Written
Liabilities	(25)	—	(0	)(c)	(25)
Total	$80	$(16)	$(0	)(c)	$64

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Other Financial Instruments
Options Written(d)
Call Options Index	(0)(c)	—	0(c)	2	0(c)	(2)	—	—	—	2
Put Options Index	(0)(c)	—	0(c)	0(c)	0(c)	(0)(c)	—	—	—	0(c)
Total	$(0)(c)	$—	$0(c)	$2	$0(c)	$(2)	$—	$—	$—	$2

(c)	Amount less than one thousand.

(d)
As of the period ended January 31, 2018, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2018	Value January 31, 2018	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	56,739	56,329	-	113,068	$1,061,707	$9,243	$-	$31,327
Neuberger Berman Emerging Markets Equity Fund Class R6	60,542	1,263	(2,809)	58,996	1,347,474	8,129	14,739	109,565
Neuberger Berman Floating Rate Income Fund Institutional Class	43,487	437	-	43,924	437,481	4,409	-	448
Neuberger Berman Genesis Fund Class R6	21,219	3,409	(8,151)	16,477	978,230	165,517	23,591	(98,680)
Neuberger Berman High Income Bond Fund Class R6	133,662	1,812	(23,015)	112,459	979,519	14,806	(568)	(13,319)
Neuberger Berman International Select Fund Class R6	279,073	8,245	(57,794)	229,524	3,160,539	41,040	124,009	95,917
Neuberger Berman Long Short Credit Fund Class R6	73,328	1,447	(32,414)	42,361	407,509	3,904	3,032	(7,044)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	144,206	74,750	(6,178)	212,778	1,385,183	33,237	(4,726)	29,523
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	91,300	11,651	(8,431)	94,520	1,039,723	53,568	4,565	(33,751)

Total(c)					$10,797,365	$333,853	$164,642	$113,986

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management..

(c)	At January 31, 2018, the value of these securities amounted to approximately 50.6% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 95.3%
	U.S. Treasury Notes
$800	1.13%, due 6/15/18	$799
2,800	1.00%, due 9/15/18 – 3/15/19	2,778
1,400	1.25%, due 12/15/18	1,392	(a)
4,000	0.88%, due 6/15/19 – 9/15/19	3,929
2,900	1.38%, due 12/15/19 – 9/15/20	2,848	(a)
2,400	1.63%, due 3/15/20 – 6/30/20	2,370	(a)(b)
1,400	1.50%, due 6/15/20	1,377
1,500	1.88%, due 12/15/20	1,483
	Total U.S. Treasury Obligations (Cost $17,100)	16,976

NUMBER OF SHARES
	Total Options Purchased 0.0%(d)(e) (Cost $9)	6

Short-Term Investments 3.7%

Investment Companies 3.7%
657,096	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(b)(c) (Cost $657)	657

	Total Investments 99.0% (Cost $17,766)	17,639

	Other Assets Less Liabilities 1.0%	185	(f)

	Net Assets 100.0%	$17,824

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $1,643,000.
(c)	Represents 7-day effective yield as of January 31, 2018.
(d)	Represents less than 0.05% of net assets.
(e)	See “Purchased option contracts” under Derivative Instruments.
(f)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At January 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
Russell 2000 Index	2	$314,996	$1,710	2/2/2018	$0	(a)(b)
Russell 2000 Index	2	314,996	1,750	2/2/2018	0	(a)(b)
Russell 2000 Index	1	157,498	1,760	2/2/2018	0	(a)(b)
Russell 2000 Index	1	157,498	1,750	2/9/2018	0	(a)(b)
Russell 2000 Index	4	629,993	1,760	2/9/2018	0	(a)(b)
Russell 2000 Index	2	314,996	1,750	2/16/2018	60
Russell 2000 Index	2	314,996	1,760	2/16/2018	0	(a)(b)
Russell 2000 Index	2	314,996	1,760	2/23/2018	100	(a)(b)
S&P 500 Index	6	1,694,286	3,000	2/2/2018	30
S&P 500 Index	9	2,541,429	3,100	2/2/2018	0	(a)(b)
S&P 500 Index	7	1,976,667	3,050	2/9/2018	35
S&P 500 Index	4	1,129,524	3,100	2/9/2018	8
S&P 500 Index	6	1,694,286	3,150	2/9/2018	0	(a)(b)
S&P 500 Index	6	1,694,286	3,080	2/16/2018	0	(a)(b)
S&P 500 Index	5	1,411,905	3,150	2/16/2018	0	(a)(b)
S&P 500 Index	7	1,976,667	3,150	2/23/2018	0	(a)(b)
Total calls (cost $1,307)					$233

Puts
Index
Russell 2000 Index	2	$314,996	$1,400	2/2/2018	$10
Russell 2000 Index	2	314,996	1,430	2/2/2018	14
Russell 2000 Index	1	157,498	1,435	2/2/2018	0	(a)(b)
Russell 2000 Index	1	157,498	1,430	2/9/2018	75
Russell 2000 Index	2	314,996	1,435	2/9/2018	155
Russell 2000 Index	2	314,996	1,445	2/9/2018	175
Russell 2000 Index	2	314,996	1,430	2/16/2018	275
Russell 2000 Index	2	314,996	1,445	2/16/2018	300
Russell 2000 Index	2	314,996	1,445	2/23/2018	505
S&P 500 Index	6	1,694,286	2,460	2/2/2018	30
S&P 500 Index	5	1,411,905	2,505	2/2/2018	50
S&P 500 Index	5	1,411,905	2,520	2/2/2018	50
S&P 500 Index	6	1,694,286	2,505	2/9/2018	270
S&P 500 Index	5	1,411,905	2,520	2/9/2018	250
S&P 500 Index	6	1,694,286	2,575	2/9/2018	450
S&P 500 Index	6	1,694,286	2,520	2/16/2018	615
S&P 500 Index	5	1,411,905	2,575	2/16/2018	738
S&P 500 Index	7	1,976,667	2,575	2/23/2018	1,592
Total puts (cost $8,092)					$5,554
Total options purchased (cost $9,399)					$5,787

(a)	Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees (the “Board”).

(b)	Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
Russell 2000 Index	2	$(314,996)	$1,590	2/2/2018	$(565)

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont’d)

Russell 2000 Index	2	(314,996)	1,605	2/2/2018	(220)
Russell 2000 Index	1	(157,498)	1,620	2/2/2018	(60)
Russell 2000 Index	1	(157,498)	1,615	2/9/2018	(298)
Russell 2000 Index	2	(314,996)	1,620	2/9/2018	(475)
Russell 2000 Index	2	(314,996)	1,630	2/9/2018	(270)
Russell 2000 Index	2	(314,996)	1,625	2/16/2018	(760)
Russell 2000 Index	2	(314,996)	1,630	2/16/2018	(650)
Russell 2000 Index	2	(314,996)	1,635	2/23/2018	(870)
S&P 500 Index	6	(1,694,286)	2,790	2/2/2018	(22,410)
S&P 500 Index	4	(1,129,524)	2,825	2/2/2018	(4,460)
S&P 500 Index	5	(1,411,905)	2,830	2/2/2018	(4,325)
S&P 500 Index	7	(1,976,667)	2,840	2/9/2018	(9,905)
S&P 500 Index	4	(1,129,524)	2,845	2/9/2018	(4,820)
S&P 500 Index	6	(1,694,286)	2,890	2/9/2018	(1,200)
S&P 500 Index	6	(1,694,286)	2,860	2/16/2018	(6,870)
S&P 500 Index	5	(1,411,905)	2,900	2/16/2018	(1,525)
S&P 500 Index	7	(1,976,667)	2,915	2/23/2018	(2,065)
Total calls (premium received $51,044)					$(61,748)

Puts
Index
Russell 2000 Index	2	$(314,996)	$1,525	2/2/2018	$(165)
Russell 2000 Index	3	(472,495)	1,575	2/2/2018	(2,010)
Russell 2000 Index	2	(314,996)	1,565	2/9/2018	(2,050)
Russell 2000 Index	1	(157,498)	1,570	2/9/2018	(1,195)
Russell 2000 Index	2	(314,996)	1,590	2/9/2018	(4,300)
Russell 2000 Index	2	(314,996)	1,560	2/16/2018	(2,580)
Russell 2000 Index	2	(314,996)	1,580	2/16/2018	(4,110)
Russell 2000 Index	2	(314,996)	1,570	2/23/2018	(3,980)
S&P 500 Index	6	(1,694,286)	2,680	2/2/2018	(180)
S&P 500 Index	5	(1,411,905)	2,740	2/2/2018	(250)
S&P 500 Index	5	(1,411,905)	2,775	2/2/2018	(537)
S&P 500 Index	6	(1,694,286)	2,725	2/9/2018	(1,785)
S&P 500 Index	5	(1,411,905)	2,760	2/9/2018	(2,775)
S&P 500 Index	6	(1,694,286)	2,830	2/9/2018	(14,250)
S&P 500 Index	6	(1,694,286)	2,745	2/16/2018	(5,010)
S&P 500 Index	5	(1,411,905)	2,815	2/16/2018	(11,925)
S&P 500 Index	7	(1,976,667)	2,800	2/23/2018	(16,135)
Total puts (premium received $69,755)					$(73,237)

Total options written (premium received $120,799)					$(134,985)

At January 31, 2018, the Fund had securities pledged in the amount of $2,673,625 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)		Total
Investments:
U.S. Treasury Obligations	$—	$16,976	$—		$16,976
Options Purchased(a)	6	—	0	(c)	6
Short-Term Investments	—	657	—		657
Total Investments	$6	$17,633	$0	(c)	$17,639

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities: (000’s omitted)
Options Purchased(d)
Call Options Index	$0(c)	$—	$—	$(1)	$1	$—	$—	$—	$0(c)	$(0)(c)
Put Options Index	—	—	—	(0)(c)	0(c)	—	—	—	0	(0)(c)
Total	$0(c)	$—	$—	$(1)	$1	$—	$—	$—	$0(c)	$(0)(c)

(c)	Amount less than one thousand.

(d)
As of the period ended January 31, 2018, these investments were valued in accordance with procedures approved by the Board. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(135)	$—	$—	$(135)
Total	$(135)	$—	$—	$(135)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) January 31, 2018

NUMBER OF SHARES		VALUE† (000's omitted)
Long Positions 95.4%

Common Stocks 76.1%

Aerospace & Defense 2.3%
184,000	General Dynamics Corp.	$40,936
183,900	Raytheon Co.	38,424
		79,360
Air Freight & Logistics 0.5%
242,900	Expeditors International of Washington, Inc.	15,776

Airlines 1.3%
796,000	Delta Air Lines, Inc.	45,189

Banks 4.5%
373,700	Comerica, Inc.	35,584
693,300	JPMorgan Chase & Co.	80,194
674,200	U.S. Bancorp	38,524
		154,302
Beverages 0.6%
182,000	PepsiCo, Inc.	21,895

Biotechnology 1.3%
538,200	Gilead Sciences, Inc.	45,101

Capital Markets 4.3%
68,787	BlackRock, Inc.	38,644
1,020,898	Brookfield Asset Management, Inc. Class A	42,745
280,100	CME Group, Inc.	42,990
81,500	Goldman Sachs Group, Inc.	21,833
		146,212
Chemicals 1.8%
471,000	Ashland Global Holdings, Inc.	34,190
243,100	PPG Industries, Inc.	28,863
		63,053
Communications Equipment 0.2%
267,600	Juniper Networks, Inc.	6,998

Construction & Engineering 0.7%
141,700	Valmont Industries, Inc.	23,182

Consumer Finance 0.8%
666,528	Synchrony Financial	26,448

Diversified Financial Services 1.2%
465,000	CF Corp. Class A	4,101	*(a)(l)
4,023,000	FGL Holdings	36,046	*
		40,147
Electric Utilities 2.5%
1,324,199	Brookfield Infrastructure Partners LP	56,835
177,200	NextEra Energy, Inc.	28,072
		84,907
Electrical Equipment 0.5%
204,000	Eaton Corp. PLC	17,130

Electronic Equipment, Instruments & Components 2.3%
317,200	Amphenol Corp. Class A	29,427

NUMBER OF SHARES		VALUE† (000's omitted)
668,900	CDW Corp.	$50,027
		79,454
Energy Equipment & Services 1.2%
548,600	Schlumberger Ltd.	40,366

Equity Real Estate Investment Trusts 0.9%
95,900	SBA Communications Corp.	16,734	*
368,400	Weyerhaeuser Co.	13,830
		30,564
Food & Staples Retailing 3.5%
157,000	Costco Wholesale Corp.	30,595
579,000	CVS Health Corp.	45,561
1,034,000	Sprouts Farmers Market, Inc.	28,880	*
141,600	Wal-Mart Stores, Inc.	15,094
		120,130
Food Products 2.9%
1,589,300	Conagra Brands, Inc.	60,393
563,700	Hain Celestial Group, Inc.	21,500	*
276,000	Pinnacle Foods, Inc.	17,095
		98,988
Health Care Equipment & Supplies 2.5%
1,097,948	DENTSPLY SIRONA, Inc.	66,766
321,200	DexCom, Inc.	18,694	*
		85,460
Health Care Providers & Services 2.8%
820,100	DaVita, Inc.	64,001	*
141,600	UnitedHealth Group, Inc.	33,528
		97,529
Hotels, Restaurants & Leisure 1.7%
119,200	Marriott International, Inc. Class A	17,563
201,100	McDonald's Corp.	34,416
90,000	Starbucks Corp.	5,113
18,900	Wynn Resorts Ltd.	3,130
		60,222
Independent Power and Renewable Electricity Producers 1.0%
621,600	Calpine Corp.	9,380	*
688,400	NRG Energy, Inc.	17,905
355,000	NRG Yield, Inc. Class C	6,710
		33,995
Internet & Direct Marketing Retail 1.8%
30,800	Amazon.com, Inc.	44,687	*
8,200	Priceline Group, Inc.	15,679	*
		60,366
Internet Software & Services 5.1%
56,000	Alphabet, Inc. Class A	66,204	*
10,353	Alphabet, Inc. Class C	12,112	*
813,500	eBay, Inc.	33,012	*
340,300	Facebook, Inc. Class A	63,599	*(c)
		174,927
IT Services 4.3%
283,800	PayPal Holdings, Inc.	24,214	*
572,800	Visa, Inc. Class A	71,159

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE† (000's omitted)
345,000	WEX, Inc.	$53,409	*
		148,782
Machinery 0.9%
365,203	Allison Transmission Holdings, Inc.	16,156
730,600	Gates Industrial Corp. PLC	14,320	*
		30,476
Multi-Utilities 0.3%
170,600	WEC Energy Group, Inc.	10,970

Oil, Gas & Consumable Fuels 3.1%
572,301	Cabot Oil & Gas Corp.	15,080	(c)
469,620	Cheniere Energy, Inc.	26,562	*
1,768,300	Enbridge, Inc.	64,773
		106,415
Pharmaceuticals 1.0%
528,600	Bristol-Myers Squibb Co.	33,090

Professional Services 3.1%
136,500	Equifax, Inc.	17,053
1,401,000	IHS Markit Ltd.	66,870	*
241,000	Verisk Analytics, Inc.	24,112	*
		108,035
Real Estate Management & Development 0.2%
541,654	Five Point Holdings LLC Class A	7,475	*

Road & Rail 1.7%
640,800	CSX Corp.	36,378
152,800	Norfolk Southern Corp.	23,055	(c)
		59,433
Semiconductors & Semiconductor Equipment 1.4%
83,500	Analog Devices, Inc.	7,672
150,000	ASML Holding NV	30,444
74,200	NXP Semiconductors NV	8,928	*
		47,044
Software 1.3%
100,600	Manhattan Associates, Inc.	5,314	*
424,400	Microsoft Corp.	40,322
		45,636
Specialty Retail 4.7%
155,000	Asbury Automotive Group, Inc.	11,261	*
464,000	Dick's Sporting Goods, Inc.	14,597
320,600	Home Depot, Inc.	64,409
270,900	Michaels Cos., Inc.	7,279	*
272,000	National Vision Holdings, Inc.	10,641	*
2,033,000	Party City Holdco, Inc.	29,478	*
294,429	Tractor Supply Co.	22,450
		160,115
Technology Hardware, Storage & Peripherals 1.6%
220,300	Apple, Inc.	36,885
218,000	Western Digital Corp.	19,397
		56,282
Textiles, Apparel & Luxury Goods 1.8%
148,600	lululemon Athletica, Inc.	11,622	*
330,000	PVH Corp.	51,176	(c)
		62,798

NUMBER OF SHARES	VALUE† (000's omitted)
Tobacco 0.5%
163,700	Philip Morris International, Inc.	$17,554

Trading Companies & Distributors 1.4%
1,227,800	HD Supply Holdings, Inc.	47,749	*

Water Utilities 0.6%
233,000	American Water Works Co., Inc.	19,379

Total Common Stocks (Cost $1,941,503)		2,612,934

Preferred Stocks 0.4%

Health Care 0.4%
1,315,490	Moderna Therapeutics Ser. F	13,234	*(a)(d)(l)
175,905	Moderna Therapeutics Ser. G	1,769	*(a)(d)(l)

Total Preferred Stocks (Cost $13,320)		15,003

PRINCIPAL AMOUNT (000's omitted)

Corporate Bonds 4.8%

Commercial Services 1.5%
$14,612	APX Group, Inc., 8.75%, due 12/1/20	14,886
26,225	IHS Markit Ltd., 4.00%, due 3/1/26	25,471	(e)
8,100	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	8,961	(c)(e)
		49,318
Healthcare - Services 0.0%(f)
925	Kindred Healthcare, Inc., 8.75%, due 1/15/23	983

Household Products - Wares 0.3%
9,983	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	9,808	(e)

Oil & Gas 0.2%
	Endeavor Energy Resources LP/EER Finance, Inc.
4,675	5.50%, due 1/30/26	4,733	(e)
2,800	5.75%, due 1/30/28	2,849	(e)
		7,582
Pipelines 0.2%
5,262	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	5,308

Real Estate 0.2%
6,525	Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/25	6,656	(b)(e)

Retail 2.1%
21,924	Argos Merger Sub, Inc., 7.13%, due 3/15/23	13,785	(e)
	PetSmart, Inc.
20,085	5.88%, due 6/1/25	15,490	(e)
54,679	8.88%, due 6/1/25	34,721	(e)
8,592	Rite Aid Corp., 9.25%, due 3/15/20	8,646
		72,642

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT (000's omitted)		VALUE† (000's omitted)

Semiconductors 0.3%
$11,252	MagnaChip Semiconductor Corp., 6.63%, due 7/15/21	$10,917

Total Corporate Bonds (Cost $185,715)		163,214

Convertible Bonds 0.6%

Health Care Equipment & Supplies 0.5%
17,590	DexCom, Inc., 0.75%, due 5/15/22	16,588	(e)

Semiconductors 0.1%
3,090	MagnaChip Semiconductor SA, 5.00%, due 3/1/21	4,957

Total Convertible Bonds (Cost $19,406)		21,545

NUMBER OF SHARES

Master Limited Partnerships 1.4%

Capital Markets 1.2%
1,158,800	Blackstone Group LP	42,354

Oil, Gas & Consumable Fuels 0.2%
449,600	Enbridge Energy Partners LP	6,501

Total Master Limited Partnerships (Cost $47,708)		48,855

Warrants 0.0%(f)

Diversified Financial Services 0.0%(f)
463,850	FGL Holdings, Expires 12/1/22 (Cost $660)	668	*

Total Options Purchased(i) 0.5% (Cost $5,980)		17,908

Short-Term Investments 11.6%

Investment Companies 11.6%
399,725,373	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(h) (Cost $399,725)	399,725	(g)

Total Long Positions (95.4%) (Cost $2,614,017)		3,279,852

Short Positions ((13.4)%)(j)

Common Stocks Sold Short (9.8)%

Auto Components (0.1)%
(88,000)	BorgWarner, Inc.	(4,951)

Automobiles (0.1)%
(76,756)	Harley-Davidson, Inc.	(3,720)

Banks (0.2)%
(129,800)	CIT Group, Inc.	(6,580)

Capital Markets (0.5)%
(32,000)	FactSet Research Systems, Inc.	(6,422)
(289,800)	Federated Investors, Inc. Class B	(10,050)
		(16,472)
Commercial Services & Supplies (0.2)%
(241,900)	Ritchie Bros Auctioneers, Inc.	(7,867)

Diversified Consumer Services (0.3)%
(352,300)	H&R Block, Inc.	(9,350)
NUMBER OF SHARES		VALUE† (000's omitted)

Diversified Telecommunication Services (0.3)%
(293,200)	AT&T, Inc.	(10,980)

Electric Utilities (0.4)%
(80,000)	PG&E Corp.	(3,394)
(239,500)	Southern Co.	(10,804)
		(14,198)
Energy Equipment & Services (0.4)%
(134,400)	Core Laboratories NV	(15,362)

Equity Real Estate Investment Trusts (0.9)%
(214,600)	Lamar Advertising Co. Class A	(15,451)
(188,700)	Realty Income Corp.	(10,037)
(277,000)	STORE Capital Corp.	(6,789)
		(32,277)
Food Products (0.6)%
(167,800)	General Mills, Inc.	(9,815)
(143,100)	Kellogg Co.	(9,746)
		(19,561)
Health Care Equipment & Supplies (0.9)%
(25,100)	Align Technology, Inc.	(6,576)	*
(51,100)	Becton Dickinson and Co.	(12,414)
(16,900)	Straumann Holding AG	(12,910)
		(31,900)
Health Care Providers & Services (0.2)%
(71,700)	HCA Healthcare, Inc.	(7,253)	*

Hotels, Restaurants & Leisure (0.2)%
(93,000)	DineEquity, Inc.	(5,150)

Household Durables (0.3)%
(150,800)	Tempur Sealy International, Inc.	(8,994)	*

Insurance (0.3)%
(232,220)	Athene Holding Ltd. Class A	(11,648)	*

IT Services (0.8)%
(173,597)	CGI Group, Inc. Class A	(9,920)	*
(826,323)	Western Union Co.	(17,179)
		(27,099)
Life Sciences Tools & Services (0.2)%
(80,700)	Agilent Technologies, Inc.	(5,926)

Media (0.4)%
(422,600)	Discovery Communications, Inc. Class A	(10,595)	*
(5,634)	Entercom Communications Corp. Class A	(62)
(198,400)	New Media Investment Group, Inc.	(3,353)
		(14,010)
Multi-Utilities (0.7)%
(235,000)	Consolidated Edison, Inc.	(18,885)
(126,600)	SCANA Corp.	(5,145)
		(24,030)
Multiline Retail (0.2)%
(120,000)	Ollie's Bargain Outlet Holdings, Inc.	(6,666)	*

Semiconductors & Semiconductor Equipment (0.4)%
(49,400)	NVIDIA Corp.	(12,142)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE† (000's omitted)

Specialty Retail (0.5)%
(166,000)	Five Below, Inc.	$(10,778) *
(170,000)	Gap, Inc.	(5,651)
		(16,429)
Technology Hardware, Storage & Peripherals (0.4)%
(218,000)	Seagate Technology PLC	(12,034)

Textiles, Apparel & Luxury Goods (0.3)%
(102,100)	Ralph Lauren Corp.	(11,671)

Total Common Stocks Sold Short (Proceeds $(305,006))		(336,270)

PRINCIPAL AMOUNT (000's omitted)

Corporate Bonds Sold Short (0.5)%

Advertising (0.1)%
$(4,000)	Anna Merger Sub, Inc., 7.75%, due 10/1/22	(2,800) (e)

Media (0.2)%
(7,000)	CBS Radio, Inc., 7.25%, due 11/1/24	(7,420) (e)

Oil & Gas (0.1)%
(4,000)	Apache Corp., 4.25%, due 1/15/44	(3,922)

Retail (0.1)%
(4,000)	Rite Aid Corp., 6.13%, due 4/1/23	(3,760) (e)

Total Corporate Bonds Sold Short (Cost $(17,744))		(17,902)

NUMBER OF SHARES

Exchange Traded Funds Sold Short (2.8)%
(373,000)	Consumer Discretionary Select Sector SPDR Fund	(40,213)
(154,000)	iShares Core S&P Small-Cap ETF	(12,126)
(390,000)	Technology Select Sector SPDR Fund	(26,695)
(231,600)	Vanguard REIT ETF	(18,401)

Total Exchange Traded Funds Sold Short (Proceeds $(75,334))		(97,435)

Master Limited Partnerships Sold Short (0.3)%

Oil, Gas & Consumable Fuels (0.3)%
(152,500)	BP Midstream Partners LP	(3,178)
(192,800)	Tallgrass Energy Partners LP	(8,483)

Total Master Limited Partnerships Sold Short (Proceeds $(11,724))		(11,661)

Total Short Positions (Proceeds $(409,808))		(463,268)

Total Investments 82.0% (Cost $2,204,209)		2,816,584

Other Assets Less Liabilities 18.0%		616,294 (k)

Net Assets 100.0%		$3,432,878

(a)
Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees (the "Board"). Total value of all such securities at January 31, 2018 amounted to approximately $19,104,000, which represents 0.6% of net assets of the Fund.

(b)	Illiquid security.
(c)	All or a portion of the security is pledged as collateral for options written.
(d)	Value determined using significant unobservable inputs.
(e)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $139,062,000 of long positions and $(13,980,000) of short positions, which represents 4.1% and (0.4)%, respectively, of net assets of the Fund. Securities denoted with a (e) but without a (b) or (l) have been deemed by the investment manager to be liquid.

(f)	Represents less than 0.05% of net assets.
(g)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of approximately $399,725,000.
(h)	Represents 7-day effective yield as of January 31, 2018.
(i)	See “Purchased option contracts” under Derivative Instruments.
(j)	At January 31, 2018 the fund had approximately $536,366,000 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(k)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.
See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

(l) These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.
At January 31, 2018, these securities amounted to approximately $19,104,000, which represents 0.5% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 1/31/2018	Fair Value Percentage of Net Assets as of 1/31/2018
CF Corp. Class A	11/27/2017	$4,650	0.1%	$4,101	0.1%
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	11,550	0.5%	13,234	0.4%
Moderna Therapeutics (Ser. G Preferred Shares)	1/30/2018	1,769	0.1%	1,769	0.0%
Total		$17,969	0.7%	$19,104	0.5%

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Short Futures
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	598	NASDAQ 100 E-Mini Index	$(83,271,500)	$(6,068,586)
3/2018	408	Russell 2000 Mini Index	(32,150,400)	(1,322,104)
3/2018	2,168	S&P 500 E-Mini Index	(306,316,720)	(21,019,736)
3/2018	50	U.S. Treasury Long Bond	(7,390,625)	311,698
Total Futures			$(429,129,245)	$(28,098,728)

At January 31, 2018, the Fund had $43,180,243 deposited in a segregated account to cover margin requirements on open futures.

Total return swap contracts (“total return swaps”)

At January 31, 2018, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:

Short Total Return Swaps

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable- rate(h)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Citibank N.A.	Consumer Staples S&P U.S. Select Sector Index	$(14,170,067)	5/13/2019	1.38%(a)	$(227,559)	$19,891	$(207,668)
Goldman Sachs International	Prospect Capital Corp.	(1,635,623)	4/1/2019	(0.54)%(b)	50,717	(460)	50,257
Citibank N.A.	Prospect Capital Corp.	(1,825,995)	2/28/2019	(1.69)%(c)	65,708	(1,366)	64,342
Citibank N.A.	Prospect Capital Corp.	(1,655,322)	2/28/2019	(1.69)%(c)	48,453	(1,325)	47,128
Citibank N.A.	Prospect Capital Corp.	(1,825,802)	2/28/2019	(1.69)%(c)	62,077	(1,363)	60,714
Citibank N.A.	Prospect Capital Corp.	(1,935)	2/28/2019	(1.69)%(c)	129	(9)	120
Citibank N.A.	Prospect Capital Corp.	(143,145)	2/28/2019	(1.69)%(c)	9,543	(700)	8,843
Citibank N.A.	Prospect Capital Corp.	(1,061,831)	2/28/2019	(1.69)%(c)	71,068	(5,192)	65,876
Citibank N.A.	Prospect Capital Corp.	(195,319)	2/28/2019	(1.69)%(c)	13,021	(828)	12,193
Citibank N.A.	Prospect Capital Corp.	(25,677)	2/28/2019	(1.69)%(c)	1,730	(34)	1,696
Goldman Sachs International	Russell Mid-Cap Index	(39,828,954)	1/31/2019	1.01%(d)	(4,263,655)	14,653	(4,249,002)	(g)
Citibank N.A.	SPDR S&P 500 Growth Index	(114,230,416)	5/13/2019	1.38%(a)	(2,889,724)	77,649	(2,812,075)
Citibank N.A.	SPDR S&P 500 Growth Index	(34,353,782)	5/13/2019	1.38%(a)	(869,059)	14,929	(854,130)
Citibank N.A.	SPDR S&P 500 Growth Index	(12,064,721)	5/13/2019	1.38%(a)	(305,205)	5,243	(299,962)
Citibank N.A.	SPDR S&P Retail ETF	(19,124,100)	1/22/2019	0.16%(e)	684,450	704	685,154
Citibank N.A.	Utilities Select Sector SPDR Fund	(22,457,600)	9/21/2018	1.49%(f)	1,337,600	8,992	1,346,592
Total					$(6,210,706)	$130,784	$(6,079,922)

(a) Fund receives 3-month USD LIBOR minus 0.35%. Payment frequency-quarterly. Fund pays return on reference entity. Payment frequency-quarterly.
(b) Fund receives 1-month USD LIBOR minus 2.10%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(c) Fund receives 1-month USD LIBOR minus 3.25%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(d) Fund receives 1-month USD LIBOR minus 0.55%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(e) Fund receives 1-month USD LIBOR minus 1.40%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-monthly.
(f) Fund receives 1-month USD LIBOR minus 0.07%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

(g) Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board.
(h) Effective rate at January 31, 2018.

At January 31, 2018, the Fund had cash collateral of $2,990,000 and $4,290,000 deposited in segregated accounts for Citibank, N.A and Goldman Sachs International, respectively, to cover collateral requirements on OTC derivatives.

Purchased option contracts (“options purchased”)
At January 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls
Capital Markets
KKR & Co. LP	4,600	$12,006,000	$24.5	2/16/2018	$184,000

Food Products
Hain Celestial Group, Inc.	2,770	10,564,780	48	2/16/2018	34,625

Health Care Providers & Services
DaVita, Inc.	1,241	9,684,764	85	2/16/2018	31,025

Independent Power and Renewable Electricity Producers
NRG Yield, Inc.	3,680	6,955,200	20	5/18/2018	119,600

Index
Citigroup High Tax Sector Neutral Custom Index	153,484	27,734,328	142	2/16/2018	1,121,943	(a)
S&P 500 Index	1,747	493,319,607	3,000	12/21/2018	11,626,285
					12,748,228

IT Services
Visa, Inc.	310	3,851,130	120	3/16/2018	211,575

Oil, Gas & Consumable Fuels
Enbridge, Inc.	1,230	4,505,490	40	4/20/2018	27,675

Professional Services
Equifax, Inc.	1,064	13,292,552	130	1/18/2019	1,122,520
IHS Markit Ltd.	1,242	5,928,066	50	2/16/2018	14,904
					1,137,424

Specialty Retail
Party City Holdco, Inc.	3,132	4,541,400	12.5	2/16/2018	673,380
Party City Holdco, Inc.	7,750	11,237,500	12.5	4/20/2018	1,995,625
					2,669,005

Textiles, Apparel & Luxury Goods
lululemon Athletica, Inc.	1,425	11,144,925	82.5	6/15/2018	744,562
Total options purchased (cost $5,980,316)					$17,907,719

(a)
OTC option. Counterparty is Citibank, N.A. The following table represents required component disclosures associated with the Citigroup High Tax Sector Neutral Custom Index option as of January 31, 2018:

Description	Number of Contracts	Notional Amount	Value
Fiserv, Inc.	6,300	$1,414,979	$73,440
Jack Henry & Associates Inc.	7,052	1,240,906	72,764
Fidelity National Information Services, Inc.	7,146	847,808	60,545
FactSet Research Systems, Inc.	3,197	1,457,987	53,105
Automatic Data Processing, Inc.	4,890	846,202	50,033
UnitedHealth Group, Inc.	2,163	1,372,907	42,384
S&P Global, Inc.	2,351	872,972	35,236
Charles Schwab Corp.	6,582	212,045	29,059
Raymond James Financial, Inc.	3,479	366,007	27,757
Moody's Corp.	2,069	613,125	27,702
Monster Beverage Corp.	4,796	252,781	27,082
Quest Diagnostics, Inc.	2,915	369,590	25,531
Brown & Brown, Inc.	5,830	181,804	25,323
NVR, Inc.	94	10,754,185	24,735
Laboratory Corp of America Holdings	1,693	583,561	24,446

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Eaton Vance Corp.	4,890	184,962	23,392
T Rowe Price Group, Inc.	2,409	339,964.	22,262
Ross Stores Inc.	3,009	231,272	20,519
Home Depot, Inc.	1,222	558,633	20,326
Sysco Corp.	3,855	172,542	20,061
Chevron Corp.	1,881	334,581	19,511
AmerisourceBergen Corp.	2,351	264,419	19,393
Exxon Mobil Corp.	2,445	210,972	17,665
Cintas Corp.	1,142	366,899	15,921
DaVita, Inc.	2,445	168,590	15,791
Copart, Inc.	4,326	95,119	15,777
Walgreens Boots Alliance, Inc.	2,445	156,792	15,229
Kroger Co.	5,830	60,844	14,650
Occidental Petroleum Corp.	2,351	149,602	14,587
Scotts Miracle-Gro Co.	1,881	173,516	14,051
MEDNAX, Inc.	3,197	100,957	13,974
Patterson Cos., Inc.	4,608	67,199	13,687
Old Dominion Freight Line, Inc.	1,128	274,021	13,677
CVS Health Corp.	1,881	131,854	12,248
Target Corp.	1,881	120,481	11,708
Southwest Airlines Co.	2,257	94,459	11,357
Genuine Parts Co.	1,316	161,437	11,339
Landstar System, Inc.	1,162	162,184	10,676
Bemis Co., Inc.	2,727	67,453	10,549
FedEx Corp.	470	366,763	10,214
Kohl's Corp.	1,881	89,331	10,082
CDK Global, Inc.	1,630	93,791	9,617
Apache Corp.	2,445	55,732	9,079
CH Robinson Worldwide, Inc.	1,128	106,873	8,542
Advance Auto Parts, Inc.	846	131,148	8,194
Atmos Energy Corp.	1,128	87,804	7,742
Fastenal Co.	1,598	54,672	7,272
H&R Block, Inc.	3,291	26,248	7,229
Robert Half International Inc.	1,505	57,069	7,207
Nordstrom Inc.	1,712	47,129	6,987
MSC Industrial Direct Co., Inc.	878	87,590	6,820
Aqua America, Inc.	2,257	33,504	6,763
WEC Energy Group, Inc.	1,222	57,225	6,506
Public Service Enterprise Group, Inc.	1,505	45,833	6,459
Waddell & Reed Financial, Inc.	3,385	20,276	6,444
WW Grainger, Inc.	282	232,262	6,296
FirstEnergy Corp.	1,693	20,744	4,609
Stericycle, Inc.	658	42,326	4,106
Kirby Corp.	658	41,810	4,080
California Resources Corp.	116	587	203
Total		$27,734,328	$1,121,943

Written option contracts (“options written”)
At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls
Aerospace & Defense
General Dynamics Corp.	310	$(6,896,880)	$230	5/18/2018	$(207,700)

Food & Staples Retailing
Sprouts Farmers Market, Inc.	2,800	(7,820,400)	27.5	3/16/2018	(504,000)

Health Care Providers & Services
DaVita, Inc.	1	(7,804)	65	4/20/2018	(1,390)

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	3,680	(9,571,680)	33	6/15/2018	(257,600)

IT Services
PayPal Holdings, Inc.	800	(6,825,600)	90	4/20/2018	(274,000)
PayPal Holdings, Inc.	496	(4,231,872)	92.5	4/20/2018	(134,664)
					(408,664)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	4,235	(11,159,225)	33	4/20/2018	(52,938)

Specialty Retail
Party City Holdco, Inc.	4,600	(6,670,000)	17.5	4/20/2018	(184,000)
Total calls (premium received $1,802,442)					$(1,616,292)

Puts
Capital Markets
KKR & Co. LP	4,600	$(12,006,000)	$21	6/15/2018	$(207,000)

Chemicals
Ashland Global Holdings, Inc.	1,243	(9,022,937)	70	4/20/2018	(270,352)

Consumer Finance
Synchrony Financial	1,567	(6,217,856)	30	3/16/2018	(11,752)

Energy Equipment & Services
Schlumberger Ltd.	1,550	(11,404,900)	67.5	6/15/2018	(315,425)

Food & Staples Retailing
Costco Wholesale Corp.	449	(8,749,663)	180	2/16/2018	(14,368)
Sprouts Farmers Market, Inc.	9,240	(25,807,320)	17.5	3/16/2018	(46,200)	(a)(b)
					(60,568)

Food Products
Hain Celestial Group, Inc.	2,070	(7,894,980)	38	2/16/2018	(346,725)

Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	1,150	(6,993,150)	60	2/18/2018	(126,500)

Health Care Providers & Services
DaVita, Inc.	1,380	(10,769,520)	57.5	4/20/2018	(69,000)	(a)(b)
DaVita, Inc.	1,241	(9,684,764)	67.5	4/20/2018	(77,563)
					(146,563)

Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	369	(6,110,271)	150	1/18/2019	(565,493)

Independent Power and Renewable Electricity Producers
NRG Yield, Inc.	3,680	(6,955,200)	17.5	5/18/2018	(138,000)

Index
S&P 500 Index	321	(90,644,301)	2,200	12/21/2018	(929,295)

IT Services
PayPal Holdings, Inc.	1,240	(10,579,680)	70	4/20/2018	(102,920)
PayPal Holdings, Inc.	800	(6,825,600)	75	4/20/2018	(124,800)
PayPal Holdings, Inc.	606	(5,170,392)	50	6/15/2018	(10,605)
Visa, Inc.	930	(11,553,390)	115	6/15/2018	(295,275)
Wex, Inc.	558	(8,638,398)	110	2/16/2018	(0)	(a)(b)
Wex, Inc.	736	(11,394,016)	140	5/18/2018	(255,760)
					(789,360)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	2,310	(13,065,360)	50	6/15/2018	(400,785)
Cheniere Energy, Inc.	650	(3,676,400)	45	1/18/2019	(130,000)
Enbridge, Inc.	1,230	(4,505,490)	35	4/20/2018	(107,625)
					(638,410)

Professional Services
Equifax, Inc.	1,200	(14,991,600)	105	1/18/2019	(570,000)
IHS Markit Ltd.	1,552	(7,407,696)	45	2/16/2018	(0)	(a)(b)
					(570,000)

Road & Rail
CSX Corp.	1,550	(8,799,350)	55	5/18/2018	(390,600)

Software
Manhattan Associates, Inc.	1,380	(7,289,160)	40	4/20/2018	(55,200)	(a)(b)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Specialty Retail
Party City Holdco, Inc.	4,607	(6,680,150)	12.5	2/16/2018	(46,070)
Party City Holdco, Inc.	11,383	(16,505,350)	10	4/20/2018	(142,287)
Party City Holdco, Inc.	4,600	(6,670,000)	12.5	4/20/2018	(241,500)
					(429,857)
Textiles, Apparel & Luxury Goods
lululemon Athletica, Inc.	2,850	(22,289,850)	70	6/15/2018	(926,250)
Total puts (premium received $11,350,044)					$(6,917,350)

Total options written (premium received $13,152,486)					$(8,533,642)

(a)	Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board.

(b)	Value determined using significant unobservable inputs.

At January 31, 2018, the Fund had securities pledged in the amount of $74,246,925 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Diversified Financial Services	$36,046	$4,101	$—	$40,147
Other Common Stocks(a)	2,572,787	—	—	2,572,787
Total Common Stocks	2,608,833	4,101	—	2,612,934
Preferred Stocks(a)	—	—	15,003	15,003
Corporate Bonds(a)	—	163,214	—	163,214
Convertible Bonds(a)	—	21,545	—	21,545
Master Limited Partnerships(a)	48,855	—	—	48,855
Warrants(a)	668	—	—	668
Options Purchased
Index	—	1,122	—	1,122
Other Options Purchased(b)	16,786	—	—	16,786
Total Options Purchased	16,786	1,122	—	17,908
Short-Term Investments	—	399,725	—	399,725
Total Long Positions	$2,675,142	$589,707	$15,003	$3,279,852

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
(000’s omitted)
Preferred Stocks Health Care	$11,550	$-	$-	$1,684	$1,769	$-	$-	$-	$15,003	$1,684
Total	$11,550	$-	$-	$1,684	$1,769	$-	$-	$-	$15,003	$1,684

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2018:

Asset class	Fair value at 1/31/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation From decrease in input(d)
Preferred Stock	$13,233,829	Market Transaction Method	Transaction Price	$8.78 - $10.06	$10.06	Decrease

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Preferred Stock	1,769,604	Market Transaction Method	Transaction Price	10.06	10.06	Decrease

(d
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Liabilities Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(336,270)	$—	$—	$(336,270)
Corporate Bonds Sold Short(a)	—	(17,902)	—	(17,902)
Exchange Traded Funds Sold Short	(97,435)	—	—	(97,435)
Master Limited Partnerships Sold Short(a)	(11,661)	—	—	(11,661)
Total Short Positions	$(445,366)	$(17,902)	$—	$(463,268)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$312	$—	$—	$312
Liabilities	(28,411)	—	—	(28,411)
Swaps
Assets	—	2,343	—	2,343
Liabilities	—	(8,423)	—	(8,423)
Options Written
Liabilities	(8,364)	—	(170)	(8,534)
Total	$(36,463)	$(6,080)	$(170)	$(42,713)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities: (000’s omitted)
Options Written(c)
Put Options
Food & Staples Retailing	$—	$—	$—	$1,409	$—	$—	$(1,455)	$—	$(46)	$1,409
Health Care Providers & Services	—	—	—	283	—	(352)	—	—	(69)	283
IT Services	—	—	—	124	—	—	(124)	—	(0)	124
Professional Services	—	—	—	67	—	(67)	—	—	(0)	67
Software	—	—	—	220	—	(275)	—	—	(55)	220
Total	$—	$—	$—	$2,103	$—	$(694)	$(1,579)	$—	$(170)	$2,103

(c)
As of the period ended January 31, 2018, these investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $(1,579,000) was transferred from Level 2 to Level 3. Transfers of options written into or out of Level 3 were primarily due to the pricing methodology using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3). As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) January 31, 2018

NUMBER OF SHARES		VALUE† (000's omitted)

Common Stocks 1.0%

Airlines 0.3%
25,000	B2Gold Corp.	$76	*

Hotels, Restaurants & Leisure 0.2%
5,000	Caesars Entertainment Corp.	70	*

Media 0.5%
6,500	Liberty Latin America Ltd.	147	*

	Total Common Stocks (Cost $288)	293

Preferred Stocks 2.7%

Banks 2.7%
30	GMAC Capital Trust I, Ser. 2, 3 month USD LIBOR + 5.79% (7.20%)(Cost $752)	781	(a)

PRINCIPAL AMOUNT (000's omitted)

Loan Assignments(a) 9.6%

Electronics - Electrical 4.2%
	Digicert Holdings
$800	First Lien Term Loan B2, 3 month USD LIBOR + 4.75%, (6.30%), due 10/31/24	813
400	Second Lien Term Loan, 3 month USD LIBOR + 8.00%, (9.42%), due 9/15/25	405
		1,218
Health Care 0.8%
234	Grifols SA, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.72%), due 1/19/25	235

Metals & Mining 1.7%
500	Consol Mining, First Lien Term Loan B, 3 month USD LIBOR + 6.00%, due 10/30/22	509	(b)(c)

Oil & Gas 2.2%
600	Chesapeake Energy Corp., First Lien Term Loan, 3 month USD LIBOR + 7.50%, (8.95%), due 8/23/21	642

Steel 0.7%
200	Big River Steel, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.69%), due 8/15/23	204	(d)
	Total Loan Assignments (Cost $2,738)	2,808

Convertible Bonds 0.9%

Electrical Equipment 0.9%
250	SolarCity Corp., 2.75%, due 11/1/18 (Cost $249)	248

Corporate Bonds 83.2%

Banks 10.4%
500	Barclays Bank PLC, 7.63%, due 11/21/22	566	(e)
550	HSBC Holdings PLC, 5 year USD ICE Swap + 5.51%, (6.88%), due 12/29/49	591	(a)(f)
800	JPMorgan Chase & Co., Ser. 1, 3 month USD LIBOR + 3.47%, (7.90%), due 12/29/49	811	(a)
300	Royal Bank of Scotland Group PLC, 5 year USD Swap + 7.60%, (8.63%), due 12/29/49	335	(a)(f)
700	Societe Generale SA, 5 year USD Swap + 6.24%, (7.38%), due 12/29/49	755	(a)(f)(g)
		3,058
Building Materials 1.5%
410	Cemex SAB de CV, 7.25%, due 1/15/21	425	(g)

Chemicals 3.3%
900	Braskem Finance Ltd., 5.75%, due 4/15/21	961	(g)

Commercial Services 0.7%
189	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	209	(g)

Computers 0.8%
246	Project Homestake Merger Corp., 8.88%, due 3/1/23	236	(g)

Diversified Financial Services 8.5%
300	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, due 4/1/20	306	(g)
900	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 5/1/19	916	(e)
500	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	517	(g)
750	SLM Corp., 5.50%, due 1/25/23	753
		2,492
Food 5.2%
	JBS USA LUX SA/JBS USA Finance, Inc.
500	7.25%, due 6/1/21	510	(g)
500	7.25%, due 6/1/21	510	(g)
500	SUPERVALU, Inc., 6.75%, due 6/1/21	492
		1,512
Healthcare - Services 4.1%
750	CHS/Community Health Systems, Inc., 5.13%, due 8/1/21	699
300	HCA, Inc., 5.25%, due 6/15/26	314
200	Rede D'or Finance Sarl, 4.95%, due 1/17/28	198	(g)
		1,211
Iron/Steel 3.8%
300	Allegheny Technologies, Inc., 7.88%, due 8/15/23	330	(e)
500	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, due 5/15/21	520	(g)
250	Steel Dynamics, Inc., 5.13%, due 10/1/21	256
		1,106
Media 15.6%
250	Altice Financing SA, 7.50%, due 5/15/26	260	(g)(e)
700	Altice Luxembourg SA, 7.75%, due 5/15/22	672	(g)(e)
1,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 5/1/23	1,019	(g)
200	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	201	(g)
419	CSC Holdings LLC, 10.88%, due 10/15/25	499	(g)
700	DISH DBS Corp., 5.00%, due 3/15/23	656	(h)
684	NBCUniversal Enterprise, Inc., 3M USD LIBOR + 0.69%, (2.41%), due 4/15/18	685	(a)(g)
350	Sinclair Television Group, Inc., 5.13%, due 2/15/27	347	(g)
250	Univision Communications, Inc., 5.13%, due 2/15/25	243	(g)
		4,582
Mining 5.8%
200	Ferroglobe PLC/Globe Specialty Metals, Inc., 9.38%, due 3/1/22	218	(g)
500	First Quantum Minerals Ltd., 7.00%, due 2/15/21	517	(g)
	Hudbay Minerals, Inc.
290	7.25%, due 1/15/23	310	(g)
310	7.63%, due 1/15/25	341	(g)
312	Teck Resources Ltd., 5.20%, due 3/1/42	314
		1,700
Oil & Gas 7.4%
400	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, due 6/15/25	421
450	Petrobras Global Finance BV, 6.13%, due 1/17/22	480
250	Seadrill Ltd., 6.13%, due 9/15/17	57	(g)
1,100	YPF SA, 8.50%, due 3/23/21	1,218	(g)
		2,176
Packing & Containers 0.7%
200	ARD Securities Finance SARL, 8.75%Cash/8.75% PIK, due 1/31/23	207	(g)(i)

Pharmaceuticals 2.6%
800	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, due 7/21/21	745

Pipelines 1.1%
300	Williams Cos., Inc., 5.75%, due 6/24/44	331

Semiconductors 0.7%
200	NXP BV/NXP Funding LLC, 4.63%, due 6/1/23	209	(g)

Software 4.4%
700	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	714	(g)(i)
550	Rackspace Hosting, Inc., 8.63%, due 11/15/24	585	(g)
		1,299
Telecommunications 6.6%
500	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/27	527	(g)
300	CenturyLink, Inc., Ser. W, 6.75%, due 12/1/23	292
300	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	235
500	Qwest Corp., 6.75%, due 12/1/21	535	(h)
300	Telesat Canada/Telesat LLC, 8.88%, due 11/15/24	334	(g)
		1,923
	Total Corporate Bonds (Cost $24,567)	24,382

Foreign Government Securities 0.5%
220	Argentine Republic Government International Bond, 2.50%, due 12/31/38 (Cost $160)	154

Total Options Purchased 0.0%(l)(m) (Cost $9)		3

Total Swaptions Purchased 0.1%(l) (Cost $50)		28

NUMBER OF SHARES

Short-Term Investments 0.9%

Investment Companies 0.9%
264,847	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(j) (Cost $265)	265	(e)

	Total Investments 98.8% (Cost $29,078)	$28,962

	Other Assets Less Liabilities 1.2%	330	(k)

	Net Assets 100.0%	$29,292

*	Non-income producing security.
(a)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR (USD)—London Interbank Offered Rate
ICE- Intercontinental Exchange

(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security has not settled as of January 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)
All or a portion of this security is segregated in connection with obligations for delayed delivery securities, forward foreign currency contracts, futures, written options, reverse repurchase agreements, written swaptions  and/or swaps with a total value of approximately $3,008,000.

(f)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $14,310,000, which represents 48.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(h)	All or a portion of the security is pledged as collateral for reverse repurchase agreements.
(i)	Payment-in-kind (PIK) security.
(j)	Represents 7-day effective yield as of January 31, 2018.
(k)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.
(l)	See “Purchased option contracts” and “Purchased swaption contracts” under Derivative Instruments.
(m)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Reverse Repurchase Agreements

At January 31, 2018, open positions in reverse repurchase agreements for the Fund were as follows:

Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Citigroup Global Markets, Inc.	1/24/2018	Open/Demand	2.40%	$972,000	$972,518	Corporate Bonds	$1,191,495	Overnight and Continuous

(a) Open reverse repurchase agreement with no specific maturity date.  Either party may terminate the agreement upon demand.

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
03/2018	7	MSCI Emerging Markets Index	$440,230	$23,354
03/2018	11	Euro Stoxx 600 Banks Index	130,971	5,117
Total Long Positions $ 571,201				$28,471
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
03/2018	7	Euro-Bund	$(1,380,280)	$37,182
03/2018	1	Euro-Buxl Bond, 30 Year	(200,808)	1,513
03/2018	10	U.S. Treasury Note, 10 Year	(1,215,781)	31,406
Total Short Positions $2,796,869				$70,101
Total Futures				$98,572

Forward foreign currency contracts ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
74,913	EUR	93,865	USD	Goldman Sachs International	4/24/2018	$(351)
92,289	USD	74,913	EUR	Goldman Sachs International	4/24/2018	(1,225)
Total unrealized depreciation						$(1,576)

EUR=Euro

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Credit default swap contracts ("credit default swaps")

At January 31, 2018, the Fund had outstanding credit default swaps as follows:

OTC Credit Default Swaps — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(a)	Financing Rate Paid by the Fund	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Bank of America, N.A.	AK Steel Corp., Senior Securities	$ 250,000	5.00% b)	6/20/2020	$(18,664)	$(2,419)	$(1,493)	$(22,576)
Bank of America, N.A.	United States Steel Corp., Senior Securities	250,000	5.00% b)	6/20/2020	(16,517)	(7,712)	(1,493)	(25,722)
BNP Paribas SA	Natixis, Senior Securities	EUR 250,000	1.00% b)	6/20/2020	(5,166)	(1,479)	(362)	(7,007)
Goldman Sachs International	KB Home, Senior Securities	$ 250,000	5.00% b)	12/20/2022	(38,217)	(4,138)	(1,493)	(43,848)
Goldman Sachs International	SuperValue, inc., Senior Securities	500,000	5.00% b)	6/20/2021	3,108	(2,857)	(2,986)	(2,735)
Total					$(75,456)	$(18,605)	$(7,827)	$(101,888)

(a)	Notional amount is stated in the currency in which the contract is denominated.
EUR=Euro
(b)	Payment frequency-quarterly.

OTC Credit Default Swaps — Sell Protection

Swap Counterparty	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Citibank, N.A.	Petrobas Global Finance, Senior Securities	$300,000	1.00%(a)	12/20/2022	$(20,477)	$9,414	$$358	$(10,705)
Goldman Sachs International	Republic of Argentina, Senior Securities	650,000	5.00%(a)	12/20/2022	62,680	12,191	3,882	78,753
Total					$42,203	$21,605	$$4,240	$$68,048

(a)	Payment frequency-quarterly.

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Paid by the Fund		Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX North American Investment Grade Index, Ser. 28 V1	$10,000,000	1.00	%(a)	6/20/2022	$(204,827)	$(23,683)	$(10,044)	$(238,554)
ICE Clear Credit LLC	CDX North America High Yield Index, Ser. 29 V1	13,000,000	5.00	%(a)	12/20/2022	(1,079,606)	(8,169)	(73,639)	(1,161,414)
Total						$(1,284,433)	$(31,852)	$(83,683)	$(1,399,968)

(a)	Payment frequency-quarterly.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Centrally Cleared Credit Default Swaps — Sell Protection
Clearinghouse	Reference Entity	Notional Amount	Financing Rate Received by the Fund		Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX Emerging Markets Index, Ser. 28 V2	$2,910,000	1.00	%(a)	12/20/2022	$(116,248)	$97,505	$3,476	$(15,267)
Total
							$97,505	$3,476	$(15,267)

(a)	Payment frequency-quarterly.

At January 31, 2018, the Fund had $2,292,598 deposited in a segregated account to cover margin requirements for centrally cleared credit default swaps.

Total return basket swap contracts (“total return basket swaps”) At January 31, 2018, the Fund had outstanding total return basket swap(a) as follows:

Counterparty	Description	Maturity Date(s)	Value
Goldman Sachs International	The Fund receives the total return, and pays the floating rate plus or minus a spread on a portfolio of long positions. The receipts, based on the specified benchmark floating rates,*are denominated in various foreign currencies based on the local currencies of the positions within the swaps.	3/14/2019	$23,360

(a)	The following table represents required component disclosures associated with the total return basket swaps with Goldman Sachs International as of January 31, 2018.

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Percentage of Net Assets
Long Positions
GSCBEN12(b)
BP PLC	389	$29,726	$4,000	0.0%
ConocoPhillips	307	32,272	4,343	0.1%
Royal Dutch Shell PLC	243	30,572	4,114	0.0%
TOTAL SA	263	27,239	3,666	0.0%
Exxon Mobil Corp	175	27,361	3,682	0.0%
Chevron Corp	123	27,445	3,693	0.0%
		$174,615	$23,498	0.1%
Accrued Net Interest Receivable/ (Payable)			(138)
Total Return Basket Swaps, at Value			$23,360

(b)  Fund pays 1-month LIBOR (USD) plus 0.50% (effective rate at 1/31/2018 was 2.06%;  Fund receives the return on investment monthly.  Payment frequency-upon termination.

*
Benchmark Floating Rates
LIBOR (USD) - London Interbank Offered Rate

Total return swap contracts ("total return swaps")

At January 31, 2018, the Fund had outstanding OTC total return swaps as follows:

Long Total Return Swaps

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable-Rate(b)		Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	SPDR S&P Regional Banking ETF	$311,500	6/15/2019	1.96%	(a)	$—	$16,318	$(683)	$15,635
Goldman Sachs International	SPDR S&P Regional Banking ETF	62,300	7/19/2019	1.93%	(a)	—	(543)	(31)	(574)
Goldman Sachs International	iShares Russell 2000 Growth ETF	193,750	7/19/2019	1.93%	(a)	—	(1,142)	(96)	(1,238)
Goldman Sachs International	SPDR S&P MidCap 400 ETF	355,000	7/16/2019	1.94%	(a)	—	(2,184)	(272)	(2,456)
Total							$12,449	$(1,082)	$11,367

(a)	Fund pays 1-month USD LIBOR plus 0.40%. Payment frequency-monthly. Fund receives return on reference entity. Payment frequency-upon termination.
(b)	Effective rate at January 31, 2018.

Short Total Return Swaps

Counterparty	Reference Entity	Notional Amount(a)		Maturity Date	Variable-Rate(k)		Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
BNP Paribas, SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		$158,214	3/22/2018	1.06%	(b)	$—	$(1,828)	$42	$(1,786)
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		309,708	8/20/2018	1.06%	(b)	—	9,567	141	9,708
BNP Paribas SA	GRIFLS SA , Senior Unsecured Notes, 3.20%, due 5/1/2025	EUR	220,336	9/18/2018	(1.41)	%(c)	—	(5,649)	(141)	(5,790)
BNP Paribas SA	Care Capital Properties LP, 5.125%, due 9/26/2018		$204,894	9/26/2018	1.06%	(b)	—	4,800	94	4,894
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		90,063	11/15/2018	1.06%	(d)	—	(55)	118	63
BNP Paribas SA	Macy's Retail Holdings, Inc., Senior Unsecured Notes, 3.875%, due 1/55/2022		505,463	11/15/2018	2.06%	(e)	—	5,005	458	5,463
BNP Paribas SA	Michael’s Stores, Inc., Senior Subordinated Notes, 5.875%, due 12/15/2020		506,288	11/15/2018	1.06%	(b)	—	6,053	235	6,288
BNP Paribas SA	SBA Communications Corp., Senior Unsecured Notes, 4.875%, due 7/15/2022		253,369	11/15/2018	1.06%	(b)	—	3,251	118	3,369

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

BNP Paribas SA	CHS/Community Health Systems, Inc. Senior Unsecured Notes, 8.00%, due 11/15/2019		210,574	12/15/2018	1.81%	(f)	—	10,413	161	10,574
BNP Paribas SA	CHS/Community Health Systems, Inc. Senior Unsecured Notes, 8.00%, due 11/15/2019		421,417	12/15/2018	1.81%	(f)	—	21,095	322	21,417
BNP Paribas SA	CHS/Community Health Systems, Inc. Senior Unsecured Notes, 8.00%, due 11/15/2019		148,281	12/17/2018	(0.19)	%(g)	—	(1,706)	(13)	(1,719)
BNP Paribas SA	SFR/Numericable Group SA, 5.375%, due 5/15/2022	EUR	246,805	12/17/2018	(1.16)	%(h)	—	(3,742)	(225)	(3,967)
Goldman Sachs International	CenturyLink, Inc.		$54,817	5/14/2019	1.16%	(i)	—	(17,117)	133	(16,984)
Goldman Sachs International	CenturyLink, Inc.		60,750	7/19/2019	1.13%	(i)	—	(14,150)	22	(14,128)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF		441,000	5/22/2019	1.41%	(j)	—	2,250	948	3,198
Total								$18,187	$2,413	$20,600

(a)	Notional amount is stated in the currency in which the contract is denominated.

EUR	=	Euro
(b)		Fund receives 1-month USD LIBOR minus 0.50%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(c)		Fund receives 1-month EURIBOR minus 1.00%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(d)		Fund receives 3-month USD LIBOR minus 0.50%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(e)		Fund receives 1-month USD LIBOR plus 0.50%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(f)		Fund receives 1-month USD LIBOR plus 0.25%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(g)		Fund receives 1-month USD LIBOR minus 1.75%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(h)		Fund receives 1-month EURIBOR minus 0.75%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(i)		Fund receives 1-month USD LIBOR minus 0.40%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(j)		Fund receives 1-month USD LIBOR minus 0.15%. Payment frequency-monthly. Fund pays return on reference entity. Payment frequency-upon termination.
(k)		Effective rate at January 31, 2018.

Benchmark Floating Rates
LIBOR (USD) - London Interbank Offered Rate
EURIBOR- Euro Interbank Offered Rate

At January 31, 2018, the Fund had cash collateral of $520,000 deposited in a segregated account for BNP Paribas to cover collateral requirements on OTC derivatives.

Purchased option contracts (“options purchased”)

At January 31, 2018, the Fund had outstanding options purchased as follows:

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Description	Number of Contracts	Notional Amount(b)	Exercise Price(b)	Expiration Date	Value
Calls
Exchange Traded Funds
iShares iBoxx High Yield Corporate Bond ETF(a)	100	$873,000	$88	2/16/2018	$660
SPDR KBW Regional Banking ETF(a)	50	311,500	64	2/16/2018	1,837
Total					2,497
Index
Euro Stoxx Banks(a)	20	EUR 174,853	EUR 145	2/16/2018	636
Total					636
Total options purchased (cost $8,678)					$3,133

(a) OTC option. Counterparty is Goldman Sachs International.
EUR=Euro

Purchased swaption contracts (“swaptions purchased”)

At January 31, 2018, the Fund had outstanding swaptions purchased as follows:

Description	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
CDX North American High Yield Index Ser. 29 V1, 5 year Swaption(a)	$20,000,000	$108.5	2/21/2018	$28,113
Total swaptions purchased (cost $50,000)				$28,113

(a) OTC swaption. Counterparty is Goldman Sachs International.
(b) Notional amount and price are stated in the currency in which the contract is denominated.

Written option contracts ("options written")

At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount(b)	Exercise Price	Expiration Date	Value
Puts

Exchange Traded Funds
iShares iBoxx High Yield Corporate Bond ETF(a)	100	$(873,000)	$84	2/16/2018	$(611)
SPDR KBW Regional Banking ETF (a)	50	(311,500)	60	2/16/2018	(1,620)
					(2,231)
Index
Euro Stoxx Banks(a)	20	EUR (174,853)	EUR 135	2/16/2018	(421)
Total options written (premium received $8,767)					$(2,652)

(a) OTC option. Counterparty is Goldman Sachs International.
(b) Notional amount and price are stated in the currency in which the contract is denominated.
EUR= Euro

Written swaption contracts ("swaptions written")

At January 31, 2018, the Fund had outstanding swaptions written as follows:

Description	Notional Amount	Exercise Price	Expiration Date	Value
Puts

Index
CDX North American High Yield Ser. 29 V1, 5 year Swaption(a)	$(10,000,000)	$106.5	2/21/2018	$(8,939)
CDX North American High Yield Ser. 29 V1, 5 year Swaption(a)	(10,000,000)	106.5	2/21/2018	(8,939)
				(17,878)
Total swaptions written (premium received $35,000)				$(17,878)

(a) OTC swaption. Counterparty is Goldman Sachs International.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(d)	Total
Investments:
Common Stocks(a)	$293	$—	$—	$293
Loan Assignments
Steel	—	—	204	204
Other Loan Assignments(a)	—	2,604	—	2,604
Total Loan Assignments	—	2,604	204	2,808
Preferred Stocks(a)	781	—	—	781
Convertible Bonds(a)	—	248	—	248
Corporate Bonds(a)	—	24,382	—	24,382
Foreign Government Securities	—	154	—	154
Options Purchased(b)	—	28	—	28
Swaptions Purchased(c)	—	3	—	3
Short-Term Investments	—	265	—	265
Total Investments	$1,074	$27,684	$204	$28,962

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The “Purchased swaption contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(d)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Loan Assignments(c)
Steel	$204	$0(d)	$0(d)	$1	$—	$(1)	$—	$—	$204	$1
Total	$204	$0(d)	$0(d)	$1	$—	$(1)	$—	$—	$204	$1

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of January 31, 2018:

Liability Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Reverse Repurchase Agreements	$—	$(972)	$—	$(972)
Total Investments	$—	$(972)	$—	$(972)

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2		Level 3	Total

Futures(a)
Assets	$99		$—	$—	$99
Forward Contracts(a)
Liabilities	—		(2)	—	(2)
Swaps	—		—	—	—
Assets	—		183	—	183
Liabilities	—		(1,573)	—	(1,573)
Options Written
Liabilities	—		(3)	—	(3)
Swaptions Written
Liabilities	—		(18)	—	(18)
Total	$99	$	$(1,411)	$—	$(1,312)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) January 31, 2018

Number of Shares		Value† (000's omitted)

Common Stocks 34.0%

Aerospace & Defense 0.6%
4,600	BAE Systems PLC	$39
74	Boeing Co.	26
234	Lockheed Martin Corp.	83
		148
Air Freight & Logistics 0.2%
668	bpost SA	22
3,391	Royal Mail PLC	23
		45
Airlines 0.1%
88	Copa Holdings SA Class A	12

Automobiles 0.4%
245	Daimler AG	23
2,272	Ford Motor Co.	25
2,100	Nissan Motor Co. Ltd.	22
206	Renault SA	23
25	Volkswagen AG, Preference Shares	6
		99
Banks 2.1%
500	Aozora Bank Ltd.	20
711	Australia & New Zealand Banking Group Ltd.	16
576	BB&T Corp.	32
350	Citigroup, Inc.	28
134	Danske Bank A/S	6
1,480	First Hawaiian, Inc.	43
1,400	FNB Corp.	20
1,120	ING Groep NV	22
625	JPMorgan Chase & Co.	72
242	KBC Group NV	23
426	Nordea Bank AB	5
977	People's United Financial, Inc.	19
250	PNC Financial Services Group, Inc.	40
258	Royal Bank of Canada	22
438	Skandinaviska Enskilda Banken AB, Class A	6
375	SunTrust Banks, Inc.	27
528	U.S. Bancorp	30
2,414	Umpqua Holdings Corp.	52
478	Wells Fargo & Co.	31
		514
Beverages 0.3%
2,359	Coca-Cola Amatil Ltd.	16
625	Coca-Cola Co.	30
209	Heineken Holding NV	22
		68
Biotechnology 0.2%
625	Gilead Sciences, Inc.	52

Building Products 0.1%
311	JELD-WEN Holding, Inc.	12	*

Number of Shares		Value† (000's omitted)
Capital Markets 0.3%
192	CME Group, Inc.	$30
378	Lazard Ltd. Class A	22
1,150	Virtu Financial, Inc. Class A	22
		74
Chemicals 0.9%
177	Air Products & Chemicals, Inc.	30
182	BASF SE	21
312	Eastman Chemical Co.	31
281	Kronos Worldwide, Inc.	8
365	LyondellBasell Industries NV Class A	44
450	Nutrien Ltd.	23	*
187	Praxair, Inc.	30
140	Scotts Miracle-Gro Co.	13
150	Solvay SA	22
		222
Commercial Services & Supplies 0.2%
136	ISS A/S	5
396	KAR Auction Services, Inc.	22
337	Waste Management, Inc.	30
		57
Communications Equipment 0.4%
1,503	Cisco Systems, Inc.	62
4,406	Nokia Oyj	21
500	VTech Holdings Ltd.	7
		90
Construction Materials 0.0%(a)
88	LafargeHolcim Ltd.	5	*

Containers & Packaging 0.5%
949	International Paper Co.	60
243	Packaging Corp. of America	30
341	WestRock Co.	23
		113
Diversified Consumer Services 0.1%
522	H&R Block, Inc.	14

Diversified Telecommunication Services 0.9%
785	AT&T, Inc.	29
434	BCE, Inc.	20
14,201	Bezeq Israeli Telecommunication Corp. Ltd.	24
1,704	CenturyLink, Inc.	30
528	Elisa OYJ	23
1,186	Orange SA	21
226	Sunrise Communications Group AG	21	*(c)(d)
39	Swisscom AG	21
546	Verizon Communications, Inc.	30
		219
Electric Utilities 1.6%
150	ALLETE, Inc.	11
75	American Electric Power Co., Inc.	5
1,000	CK Infrastructure Holdings Ltd.	9
2,000	CLP Holdings Ltd.	20

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Number of Shares		Value† (000's omitted)
943	Endesa SA	$21
461	Eversource Energy	29
1,132	Exelon Corp.	44
930	FirstEnergy Corp.	31
1,013	Fortum OYJ	22
317	Hawaiian Electric Industries, Inc.	11
87	IDACORP, Inc.	8
300	NextEra Energy, Inc.	48
658	PG&E Corp.	28
91	Pinnacle West Capital Corp.	7
262	Portland General Electric Co.	11
2,500	Power Assets Holdings Ltd.	22
889	PPL Corp.	28
1,176	SSE PLC	22
495	Terna Rete Elettrica Nazionale SpA	3
164	Xcel Energy, Inc.	7
		387
Electrical Equipment 0.3%
389	ABB Ltd.	11
375	Eaton Corp. PLC	32
421	Emerson Electric Co.	30
		73
Electronic Equipment, Instruments & Components 0.1%
343	National Instruments Corp.	17

Energy Equipment & Services 0.2%
400	Helmerich & Payne, Inc.	29
257	Schlumberger Ltd.	19
		48
Equity Real Estate Investment Trusts 4.4%
337	Alexandria Real Estate Equities, Inc.	44
257	American Campus Communities, Inc.	10
147	American Tower Corp.	22
657	Apple Hospitality REIT, Inc.	13
5,200	Ascendas Real Estate Investment Trust	11
397	Brandywine Realty Trust	7
85	Camden Property Trust	7
14,400	CapitaLand Commercial Trust	21
520	Colony NorthStar, Inc. Class A	5
422	CoreSite Realty Corp.	46
602	Crown Castle International Corp.	68
227	CyrusOne, Inc.	13
625	DCT Industrial Trust, Inc.	37
750	Douglas Emmett, Inc.	29
123	EPR Properties	7
60	Equinix, Inc.	27
493	Extra Space Storage, Inc.	41
49	Fonciere Des Regions	5
586	Gaming and Leisure Properties, Inc.	21
1,262	H&R Real Estate Investment Trust	22
425	Highwoods Properties, Inc.	20
2,400	Host Hotels & Resorts, Inc.	50
816	Iron Mountain, Inc.	29
707	Kimco Realty Corp.	11
245	Lamar Advertising Co. Class A	18
234	LaSalle Hotel Properties	7
645	Medical Properties Trust, Inc.	8

Number of Shares		Value† (000's omitted)
123	Mid-America Apartment Communities, Inc.	$12
10,992	Mirvac Group	19
93	National Health Investors, Inc.	7
574	OMEGA Healthcare Investors, Inc.	16
4	Orix JREIT, Inc.	6
1,050	Outfront Media, Inc.	24
872	Park Hotels & Resorts, Inc.	25
188	Pebblebrook Hotel Trust	7
360	Piedmont Office Realty Trust, Inc. Class A	7
270	Prologis, Inc.	18
81	PS Business Parks, Inc.	10
59	Public Storage	12
1,057	RioCan Real Estate Investment Trust	21
714	Senior Housing Properties Trust	12
59	Simon Property Group, Inc.	10
526	STAG Industrial, Inc.	13
5,693	Stockland	19
327	Sun Communities, Inc.	29
687	Ventas, Inc.	38
982	VEREIT, Inc.	7
7,137	Vicinity Centres	15
86	Vornado Realty Trust	6
589	Welltower, Inc.	35
1,638	Weyerhaeuser Co.	62
312	WP Carey, Inc.	20
		1,049
Food & Staples Retailing 0.8%
694	CVS Health Corp.	55
384	Kesko OYJ, B Shares	22
867	Wal-Mart Stores, Inc.	93
602	Wesfarmers Ltd.	21
		191
Food Products 1.1%
718	Archer-Daniels-Midland Co.	31
300	Bunge Ltd.	24
591	Campbell Soup Co.	27
1,212	Flowers Foods, Inc.	24
250	Hershey Co.	27
440	Kellogg Co.	30
367	Kraft Heinz Co.	29
62	Nestle SA	5
1,991	Orkla ASA	21
723	Salmar ASA	20
19,000	WH Group Ltd.	23	(c)
		261
Gas Utilities 0.1%
2,343	APA Group	15

Health Care Equipment & Supplies 0.2%
127	Abbott Laboratories	8
351	Medtronic PLC	30
		38
Health Care Providers & Services 0.2%
282	Encompass Health Corp.	15
193	Patterson Cos., Inc.	7
289	Quest Diagnostics, Inc.	30
		52

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Number of Shares		Value† (000's omitted)

Hotels, Restaurants & Leisure 1.1%
1,248	Carnival Corp.	$89
309	Carnival PLC	22
69	Cracker Barrel Old Country Store, Inc.	12
2,074	Crown Resorts Ltd.	22
576	Extended Stay America, Inc.	12
20,700	Genting Singapore PLC	21
401	Las Vegas Sands Corp.	31
166	McDonald's Corp.	29
218	Six Flags Entertainment Corp.	15
		253
Household Durables 0.2%
92	Berkeley Group Holdings PLC	5
492	Garmin Ltd.	31
15	MDC Holdings, Inc.	1
115	Tupperware Brands Corp.	6
		43
Household Products 0.2%
64	Kimberly-Clark Corp.	7
450	Procter & Gamble Co.	39
		46
Independent Power and Renewable Electricity Producers 0.5%
2,424	NextEra Energy Partners LP	109

Industrial Conglomerates 0.4%
121	3M Co.	30
1,639	General Electric Co.	27
550	Siemens AG ADR	42
		99
Insurance 0.6%
33	Baloise Holding AG	5
547	FNF Group	21
5,710	Legal & General Group PLC	22
2,735	Poste Italiane SpA	23	(c)(d)
807	Power Corp. of Canada	21
377	Power Financial Corp.	10
15	Swiss Life Holding AG	6	*
109	Swiss Re AG	11
124	Talanx AG	5
419	Tryg A/S	10
17	Zurich Insurance Group AG	6
		140
Internet & Direct Marketing Retail 0.0%(a)
157	Liberty Expedia Holdings, Inc. Class A	7	*

IT Services 0.3%
170	Automatic Data Processing, Inc.	21
188	IBM Corp.	31
1,322	Western Union Co.	27
		79
Media 0.4%
1,650	Interpublic Group of Cos., Inc.	36
92	Metropole Television SA	3
433	News Corp. Class B	8
488	NOS SGPS SA	3
390	Omnicom Group, Inc.	30
500	TEGNA, Inc.	7
		87

Number of Shares		Value† (000's omitted)

Metals & Mining 0.9%
964	BHP Billiton Ltd.	$23
1,070	BHP Billiton PLC	24
5,496	Fortescue Metals Group Ltd.	22
335	Franco-Nevada Corp.	26
414	Rio Tinto PLC	23
1,250	Rio Tinto PLC ADR	70
775	Southern Copper Corp.	38
		226
Mortgage Real Estate Investment 0.6%
1,410	AGNC Investment Corp.	27
3,809	Annaly Capital Management, Inc.	40
626	Blackstone Mortgage Trust, Inc. Class A	19
551	Chimera Investment Corp.	9
902	MFA Financial, Inc.	7
1,005	New Residential Investment Corp.	17
787	Starwood Property Trust, Inc.	16
438	Two Harbors Investment Corp.	7
		142
Multi-Utilities 1.5%
935	Ameren Corp.	53
1,029	CenterPoint Energy, Inc.	29
11,200	Centrica PLC	21
464	DTE Energy Co.	49
1,198	Engie SA	21
263	Innogy SE	10	(c)(d)
850	NiSource, Inc.	21
120	NorthWestern Corp.	7
1,200	Sempra Energy	128
436	WEC Energy Group, Inc.	28
		367
Multiline Retail 0.1%
450	Target Corp.	34

Oil, Gas & Consumable Fuels 3.6%
228	AltaGas Ltd.	5
3,036	BP PLC	22
196	Caltex Australia Ltd.	5
241	Chevron Corp.	30
203	CVR Energy, Inc.	7
180	Enagas SA	5
890	Enbridge Income Fund Holdings, Inc.	20
1,246	Eni SpA	22
350	Exxon Mobil Corp.	31
1,116	Galp Energia SGPS SA	21
1,221	Kinder Morgan, Inc.	22
105	Marathon Petroleum Corp.	7
407	Occidental Petroleum Corp.	31
3,306	ONEOK, Inc.	195
329	PBF Energy, Inc. Class A	11
1,100	Pembina Pipeline Corp.	37
291	Phillips 66	30
28	Repsol SA	1
636	Royal Dutch Shell PLC, A Shares	22
4,214	Snam SpA	20
599	Suncor Energy, Inc.	22
1,725	Suncor Energy, Inc.	63
1,525	Targa Resources Corp.	73
600	Total SA ADR	35
327	Valero Energy Corp.	31

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Number of Shares		Value† (000's omitted)
295	Washington H Soul Pattinson & Co. Ltd.	$4
2,959	Williams Cos., Inc.	93
		865
Paper & Forest Products 0.3%
146	Domtar Corp.	7
449	Navigator Co. SA	3
977	Stora Enso OYJ, R Shares	17
2,030	Svenska Cellulosa AB SCA, B Shares	21
664	UPM-Kymmene OYJ	22
		70
Personal Products 0.1%
369	Unilever PLC	21

Pharmaceuticals 1.6%
230	AstraZeneca PLC	16
468	Bristol-Myers Squibb Co.	29
333	Eli Lilly & Co.	27
1,196	GlaxoSmithKline PLC	22
503	Johnson & Johnson	70
513	Merck & Co., Inc.	30
191	Merck KGaA	21
243	Novartis AG	22
568	Orion OYJ Class B	23
1,781	Pfizer, Inc.	66
83	Roche Holding AG	21
230	Sanofi	20
200	Takeda Pharmaceutical Co. Ltd.	12
22	Teva Pharmaceutical Industries Ltd.	0	(e)
		379
Professional Services 0.4%
274	Adecco SA	23
391	Nielsen Holdings PLC	15
907	RELX NV	20
895	RELX PLC	20
8	SGS SA	21
		99
Real Estate Management & Development 0.4%
748	Brookfield Property Partners LP	16
313	Castellum AB	5
1,294	First Capital Realty, Inc.	22
55	PSP Swiss Property AG	6
2,000	Swire Pacific Ltd. Class A	20
230	Swiss Prime Site AG	22	*
		91
Road & Rail 0.1%
250	Union Pacific Corp.	33

Semiconductors & Semiconductor Equipment 1.0%
258	KLA-Tencor Corp.	28
1,392	Maxim Integrated Products, Inc.	85
400	QUALCOMM, Inc.	27
1,375	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	62
277	Texas Instruments, Inc.	31
12,000	Xinyi Solar Holdings Ltd.	6
		239
Software 0.4%
590	CA, Inc.	21

Number of Shares		Value† (000's omitted)
625	Microsoft Corp.	$59
1,816	Playtech PLC	21
		101
Specialty Retail 0.4%
1,529	CECONOMY AG	22
900	L Brands, Inc.	45
675	Williams-Sonoma, Inc.	35
		102
Technology Hardware, Storage & Peripherals 1.0%
425	Apple, Inc.	71
500	Canon, Inc.	20
1,346	HP, Inc.	31
1,300	Ricoh Co. Ltd.	13
490	Seagate Technology PLC	27
583	Western Digital Corp.	52
721	Xerox Corp.	25
		239
Textiles, Apparel & Luxury Goods 0.1%
241	HUGO BOSS AG	22
13	Swatch Group AG	6
		28
Thrifts & Mortgage Finance 0.1%
1,406	New York Community Bancorp, Inc.	20

Tobacco 0.4%
390	Altria Group, Inc.	27
500	Imperial Brands PLC	21
600	Japan Tobacco, Inc.	20
242	Philip Morris International, Inc.	26
324	Vector Group Ltd.	7
		101
Trading Companies & Distributors 0.3%
1,200	ITOCHU Corp.	24
3,000	Marubeni Corp.	22
1,300	Mitsui & Co. Ltd.	23
80	Watsco, Inc.	14
		83
Transportation Infrastructure 0.2%
2,700	Hutchison Port Holdings Trust	1
224	Macquarie Infrastructure Corp.	15
4,000	Sydney Airport	22
		38
Water Utilities 0.1%
1,857	United Utilities Group PLC	19

Wireless Telecommunication Services 0.4%
557	Freenet AG	21
700	NTT DOCOMO, Inc.	17
412	Rogers Communications, Inc. Class B	20
280	Telephone & Data Systems, Inc.	8
6,759	Vodafone Group PLC	22
		88
Total Common Stocks (Cost $7,353)		8,123

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Number of Shares	Value† (000's omitted)

Preferred Stocks 1.1%

Equity Real Estate Investment Trusts 1.1%
746	American Homes 4 Rent, Ser. D, 6.50%	$19
200	Ashford Hospitality Trust, Inc., Ser. F, 7.38%	5
529	Ashford Hospitality Trust, Inc., Ser. H, 7.50%	12
156	Cedar Realty Trust, Inc., Ser. B, 7.25%	4
793	Colony NorthStar, Inc., Ser. J, 7.13%	18
648	Digital Realty Trust, Inc., Ser. C, 6.63%	17
400	Farmland Partners, Inc., Ser. B, 6.00%	10	(f)
1,226	GGP, Inc., Ser. A, 6.38%	31
225	Hersha Hospitality Trust, Ser. D, 6.50%	5
764	Hersha Hospitality Trust, Ser. C, 6.88%	19
675	National Retail Properties, Inc., Ser. F, 5.20%	16
746	Pebblebrook Hotel Trust, Ser. D, 6.38%	18
575	Public Storage, Ser. E, 4.90%	13
533	Rexford Industrial Realty, Inc., Ser. A, 5.88%	13
986	Sabra Health Care REIT, Inc., Ser. A, 7.13%	25
200	Saul Centers, Inc., Ser. D, 6.13%	5
500	Sunstone Hotel Investors, Inc., Ser. E, 6.95%	13
125	UMH Properties, Inc., Ser. D, 6.38%	3
1,014	VEREIT, Inc., Ser. F, 6.70%	26
Total Preferred Stocks (Cost $279)		272

Principal Amount ($000's omitted)

Convertible Bonds 0.7%

Communications Equipment 0.0%(a)
$5	Finisar Corp., 0.50%, due 12/15/36	5
Equity Real Estate Investment Trusts 0.3%
50	Extra Space Storage LP, 3.13%, due 10/1/35	54	(b)
10	IH Merger Sub LLC, 3.50%, due 1/15/22	11	(b)
		65
Independent Power and Renewable Electricity Producers 0.1%
15	NextEra Energy Partners L.P., 1.50%, due 9/15/20	15	(b)

Internet & Direct Marketing Retail 0.0%(a)
10	Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47	10	(b)

Internet Software & Services 0.0%(a)
10	Zillow Group, Inc., 2.00%, due 12/1/21	11

Principal Amount (000's omitted)		Value† (000's omitted)

Metals & Mining 0.1%
$20	Endeavour Mining Corp., 3.00%, due 2/15/23	$20	(b)

Oil Field Equipment & Services 0.1%
20	Ensco Jersey Finance Ltd., 3.00%, due 1/31/24	18

Oil, Gas & Consumable Fuels 0.1%
15	Golar LNG Ltd., 2.75%, due 2/15/22	15	(b)
10	Teekay Corp., 5.00%, due 1/15/23	10	(b)(d)
		25

Total Convertible Bonds (Cost $165)		169

Corporate Bonds 9.4%

Agriculture 0.3%
60	BAT Capital Corp., 4.54%, due 8/15/47	62	(b)

Banks 2.6%
40	Banco Santander SA, 3.80%, due 2/23/28	40
45	Bank of America Corp., Ser. L, 3.95%, due 4/21/25	46
100	Citigroup, Inc., 4.40%, due 6/10/25	104
	Goldman Sachs Group, Inc.
40	3 month USD LIBOR + 1.51%, (3.69%), due 6/5/28	40	(g)
75	3 month USD LIBOR + 1.16%, (3.81%), due 4/23/29	75	(g)
35	3 month USD LIBOR + 1.37%, (4.02%), due 10/31/38	36	(g)
30	5.15%, due 5/22/45	34
65	HSBC Holdings PLC, 5 year USD ICE Swap + 3.74%, (6.00%), due 12/31/99	68	(g)
	JPMorgan Chase & Co.
30	3 month USD LIBOR + 1.36%, (3.88%), due 7/24/38	30	(g)
30	3 month USD LIBOR + 1.22%, (3.90%), due 1/23/49	30	(g)
60	Morgan Stanley, 3 month USD LIBOR + 1.14%, (3.77%), due 1/24/29	60	(g)
65	Westpac Banking Corp., 5 year USD ICE Swap + 2.89%, (5.00%), due 12/31/99	64	(g)
		627

Beverages 0.1%
20	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	22

Computers 1.3%
35	Apple, Inc., 4.65%, due 2/23/46	40
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
80	5.45%, due 6/15/23	86	(b)
35	6.02%, due 6/15/26	38	(b)
80	Hewlett Packard Enterprise Co., 4.65%, due 12/9/21	85
50	HP Enterprise Co., 4.90%, due 10/15/25	52
		301

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Principal Amount (000's omitted)		Value† (000's omitted)

Food 0.4%

$55	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	$54	(b)
30	Kroger Co., 4.45%, due 2/1/47	30
		84
Healthcare - Products 0.2%
35	Abbott Laboratories, 4.90%, due 11/30/46	40

Iron - Steel 0.1%
30	Vale Overseas Ltd., 6.25%, due 8/10/26	35

Media 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
90	4.91%, due 7/23/25	94
35	6.48%, due 10/23/45	41
55	5.38%, due 5/1/47	57
	Discovery Communications LLC
30	5.00%, due 9/20/37	31
25	5.20%, due 9/20/47	26
20	Viacom, Inc., 4.38%, due 3/15/43	18
		267
Miscellaneous Manufacturers 0.6%
145	General Electric Co., Ser. D, 3 month USD LIBOR + 3.33%, (5.00%), due 12/29/49	146	(g)

Oil & Gas 0.5%
30	Hess Corp., 4.30%, due 4/1/27	30
35	Noble Energy, Inc., 5.25%, due 11/15/43	39
40	Petroleos Mexicanos, 6.50%, due 3/13/27	44	(b)
		113
Pharmaceuticals 0.2%
40	AbbVie, Inc., 4.70%, due 5/14/45	44

Pipelines 0.7%
	Energy Transfer Partners L.P.
25	6.50%, due 2/1/42	29
55	Ser. B, 3 month USD LIBOR + 4.16%, (6.63%), due 12/31/99	55	(g)
50	Kinder Morgan, Inc., 5.55%, due 6/1/45	55
35	MPLX L.P., 4.13%, due 3/1/27	35
		174
Semiconductors 0.5%
130	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	127	(b)

Software 0.1%
30	Microsoft Corp., 4.50%, due 2/6/57	34

Telecommunications 0.7%
	AT&T, Inc.
35	4.75%, due 5/15/46	34
65	5.45%, due 3/1/47	70
	Verizon Communications, Inc.
30	4.13%, due 8/15/46	28

Principal Amount (000's omitted)		Value† (000's omitted)
$40	4.67%, due 3/15/55	$39
		171
Total Corporate Bonds (Cost $2,202)		2,247

Mortgage-Backed Securities 12.6%

Collateralized Mortgage Obligations 3.1%
	Fannie Mae Connecticut Avenue Securities
230	Ser. 2017-C02, Class 2M2, 1 month USD LIBOR + 3.65%, (5.21%), due 9/25/29	251	(g)
45	Ser. 2017-C03, Class 1M2, 1 month USD LIBOR + 3.00%, (4.56%), due 10/25/29	48	(g)
120	Ser. 2017-C04, Class 2M2, 1 month USD LIBOR + 2.85%, (4.41%), due 11/25/29	126	(g)
35	Ser. 2017-C05, Class 1M2, 1 month USD LIBOR + 2.20%, (3.76%), due 1/25/30	35	(g)
250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, 1 month USD LIBOR + 3.45%, (5.01%), due 10/25/29	273	(g)
		733
Fannie Mae 4.9%
	Pass-Through Certificates
160	3.00%, TBA, 15 Year Maturity	161	(h)
365	3.50%, TBA, 30 Year Maturity	369	(h)
620	4.00%, TBA, 30 Year Maturity	640	(h)
		1,170
Freddie Mac 4.6%
	Pass-Through Certificates
215	3.00%, TBA, 15 Year Maturity	216	(h)
390	3.50%, TBA, 30 Year Maturity	394	(h)
485	4.00%, TBA, 30 Year Maturity	501	(h)
		1,111
Total Mortgage-Backed Securities (Cost $2,993)		3,014

U.S. Treasury Obligations 14.1%

100	U.S. Treasury Bill 1.15%, due 5/24/18	100	(i)(k)
	U.S. Treasury Bonds
231	4.50%, due 2/15/36	287
181	3.88%, due 8/15/40	211
	U.S. Treasury Inflation-Indexed Bonds(j)
125	0.25%, due 1/15/25	122
606	2.00%, due 1/15/26	673	(k)
110	2.38%, due 1/15/27	127
12	1.75%, due 1/15/28	13
138	2.50%, due 1/15/29	165
224	3.88%, due 4/15/29	300	(k)
21	3.38%, due 4/15/32	28
43	0.63%, due 2/15/43	41
	U.S. Treasury Notes
110	2.63%, due 4/30/18	110
305	1.50%, due 8/31/18–2/28/23	302
420	1.38%, due 11/30/18–4/30/20	418

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Principal Amount (000's omitted)		Value† (000's omitted)
$350	0.88%, due 4/15/19	$345
60	2.13%, due 12/31/21	59
30	1.63%, due 2/15/26	28
45	2.25%, due 2/15/27	43

Total U.S. Treasury Obligations (Cost $3,425)		3,372

U.S. Government Agency Securities 1.4%
120	Federal Home Loan Bank, 5.50%, due 7/15/36	160
100	Federal National Mortgage Association, 6.63%, due 11/15/30	137
30	Federal National Mortgage Association, 5.63%, due 7/15/37	41

Total U.S. Government Agency Securities (Cost $353)		338

Asset-Backed Securities 3.2%
18	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	18
37	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1 month USD LIBOR + 1.13%, (2.69%), due 9/25/33	35	(g)
170	Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2, 1 month USD LIBOR + 0.80%, (2.36%), due 6/25/36	157	(g)
	Capital One Multi-Asset Execution Trust
30	Ser. 2015-A1, Class A1, 1.39%, due 1/15/21	30
20	Ser. 2016-A1, Class A1, 1 month LIBOR + 0.45%, (2.01%), due 2/15/22	20	(g)
168	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class M1, 1 month USD LIBOR + 0.35%, (1.91%), due 2/25/36	165	(g)
170	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	168
135	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 1 month USD LIBOR + 0.48%, (2.04%), due 12/25/35	129	(g)
46	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	46
Total Asset-Backed Securities (Cost $752)		768

Numbe of Shares

Exchange-Traded Funds 3.4%
29,700	PowerShares Senior Loan Portfolio	690
6,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	118
Total Exchange-Traded Funds (Cost $811)		808

Master Limited Partnerships 4.0%

Hotels, Restaurants & Leisure 0.4%
1,400	Cedar Fair LP	95

Number of Shares	Value† (000's omitted)

Oil, Gas & Consumable Fuels 3.6%
1,325	Alliance Holdings GP LP	$39
2,300	Antero Midstream Partners LP	70
2,850	Dominion Energy Midstream Partners LP	85
7,000	Energy Transfer Equity LP	128
2,000	Energy Transfer Partners LP	40
5,100	Enterprise Products Partners LP	141
2,000	EQT GP Holdings LP	55
1,050	EQT Midstream Partners LP	78
1,400	MPLX LP	52
900	NuStar Energy LP	30
3,400	Western Gas Equity Partners LP	134
		852
Total Master Limited Partnerships (Cost $959)		947

Investment Companies 20.6%
156,464	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,469	(l)(m)
107,940	Neuberger Berman Floating Rate Income Fund Institutional Class	1,075	(l)(m)
219,953	Neuberger Berman High Income Bond Fund Class R6	1,916	(l)(m)
49,251	Neuberger Berman Long Short Credit Fund Class R6	474	(l)(m)

Total Investment Companies (Cost $4,865)		4,934

Total Options Purchased 0.00%(a)(o) (Cost $1)		0	(e)

Short-Term Investments 5.7%

Investment Companies 5.7%
1,375,466	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(n) (Cost $1,375)	1,375	(m)

Total Investments 110.2% (Cost $25,533)		26,367

Liabilities Less Other Assets (10.2)%		(2,448	)(p)

Net Assets 100.0%		$23,919

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
Securities were purchased  under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018 these securities amounted to approximately $546,000, which represents 2.3% of net assets of the Fund. Securities denoted with a (b) but without a (d) have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $77,000, which represents 0.3% of net assets of the Fund.

(d)	Illiquid security.
(e)	Amount less than one thousand.
(f)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2018.

(g)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR (USD) = London Interbank Offered Rate
ICE = Intercontinental Exchange

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2018 amounted to approximately $2,281,000, which represents 9.5% of net assets of the Fund.

(i)	Rate shown was the discount rate at the date of purchase.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	All or a portion of the security is pledged as collateral for futures and/or options written.
(l)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(m)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts, options written and/or swaps with a total value of approximately $6,309,000.

(n)	Represents 7-day effective yield as of January 31, 2018.
(o)	See “Purchased option contracts” under Derivative Instruments.
(p)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:
Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2018	2	Brazilian Real	$62,570	$(988)
3/2018	2	Euro STOXX 50 Index	89,392	752
3/2018	1	FTSE 100 Index	106,020	(215)
3/2018	5	MSCI EAFE Index	536,375	30,305
3/2018	26	MSCI Emerging Markets Index	1,635,140	152,015
3/2018	2	S&P 500 E-Mini Index	282,580	15,783
3/2018	5	Mexican Peso	133,325	3,580
3/2018	1	Canadian Bond, 10 Year	107,504	(3,646)
3/2018	6	U.S. Treasury Note, 10 Year	729,469	(19,868)
3/2018	5	United Kingdom Long Gilt Bond	867,102	(14,000)
3/2018	8	U.S. Treasury Note, 5 Year	917,688	(5,724)
Total Long Positions $5,467,165				$157,994
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	4	Euro-Bund	$(788,732)	$20,798
3/2018	4	S&P 500 E-Mini Index	(565,160)	(31,624)
3/2018	1	U.S.Dollar Interest Rate Swap, 10 Year	(95,188)	2,974
3/2018	10	U.S. Treasury Long Bond	(1,478,125)	33,242
3/2018	6	U.S. Treasury Note, 10 Year	(729,469)	12,947
3/2018	1	U.S. Treasury Note, Ultra 10 Year	(130,203)	3,090
3/2018	1	U.S. Treasury Ultra Long Bond	(161,938)	(205)
3/2018	3	United Kingdom Long Gilt Bond	(520,261)	8,510
Total Short Positions $(4,469,076)				$49,732
Total Futures				$207,726

At January 31, 2018, the Fund had $51,332 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,544 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

164,228	AUD	130,898	USD	Citibank, N.A.	4/24/2018	$1,416
234,828	AUD	188,095	USD	Citibank, N.A.	4/24/2018	1,099
47,467	USD	58,645	AUD	Citibank, N.A.	4/24/2018	218
544,337	AUD	433,739	USD	Goldman Sachs International	4/24/2018	4,818
35,766	USD	44,305	AUD	Goldman Sachs International	4/24/2018	70
115,029	AUD	91,777	USD	Societe Generale	4/24/2018	899
173,249	USD	214,425	AUD	State Street Bank and Trust Company	4/24/2018	493
311,486	CAD	250,091	USD	Citibank, N.A.	4/24/2018	3,396
169,533	CAD	136,517	USD	Citibank, N.A.	4/24/2018	1,448
131,739	CAD	106,018	USD	Goldman Sachs International	4/24/2018	1,191
21,213	CAD	17,228	USD	Goldman Sachs International	4/24/2018	35
688,453	CAD	553,762	USD	Societe Generale	4/24/2018	6,500
687,012	CAD	551,122	USD	State Street Bank and Trust Company	4/24/2018	7,967
18,314	CAD	14,736	USD	State Street Bank and Trust Company	4/24/2018	168
21,854	CAD	17,722	USD	State Street Bank and Trust Company	4/24/2018	63
57,311	CHF	61,672	USD	Citibank, N.A.	4/24/2018	299
166,916	CHF	175,321	USD	Goldman Sachs International	4/24/2018	5,168
180,695	CHF	193,239	USD	Goldman Sachs International	4/24/2018	2,150

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

239,630	CHF	251,033	USD	State Street Bank and Trust Company	4/24/2018	8,083
58,894	CHF	61,710	USD	State Street Bank and Trust Company	4/24/2018	1,973
170,643	EUR	209,853	USD	Citibank, N.A.	4/24/2018	3,162
42,932	USD	34,327	EUR	Citibank, N.A.	4/24/2018	81
278,672	EUR	342,755	USD	Goldman Sachs International	4/24/2018	5,114
17,209	EUR	21,257	USD	Goldman Sachs International	4/24/2018	225
76,546	EUR	95,485	USD	Goldman Sachs International	4/24/2018	69
30,804	EUR	37,901	USD	JPMorgan Chase Bank N.A.	4/24/2018	552
10,388	EUR	12,782	USD	Royal Bank of Canada	4/24/2018	186
184,966	GBP	256,532	USD	Citibank, N.A.	4/24/2018	6,933
179,263	GBP	248,270	USD	Goldman Sachs International	4/24/2018	7,071
46,374	GBP	64,010	USD	Goldman Sachs International	4/24/2018	2,045
68,857	GBP	97,235	USD	Goldman Sachs International	4/24/2018	845
38,066	GBP	52,811	USD	JPMorgan Chase Bank N.A.	4/24/2018	1,410
237,880	GBP	330,138	USD	Royal Bank of Canada	4/24/2018	8,697
103,937	GBP	144,175	USD	Societe Generale	4/24/2018	3,872
170,344	GBP	239,926	USD	State Street Bank and Trust Company	4/24/2018	2,711
14,304,357	JPY	130,099	USD	Citibank, N.A.	4/24/2018	1,565
4,844,748	JPY	44,038	USD	Goldman Sachs International	4/24/2018	555
28,017,660	JPY	254,139	USD	Royal Bank of Canada	4/24/2018	3,748
84,239,297	JPY	765,036	USD	State Street Bank and Trust Company	4/24/2018	10,340
93,910	USD	100,187,520	KRW	Goldman Sachs International	4/24/2018	84
8,325,304	KRW	7,778	USD	State Street Bank and Trust Company	4/24/2018	19
999,944	MXN	52,535	USD	Goldman Sachs International	4/24/2018	475
2,576,498	NOK	329,716	USD	Citibank, N.A.	4/24/2018	5,374
118,538	NOK	15,088	USD	Goldman Sachs International	4/24/2018	329
124,586	NOK	15,905	USD	JPMorgan Chase Bank N.A.	4/24/2018	299
1,286,296	NOK	164,325	USD	Royal Bank of Canada	4/24/2018	2,966
2,030,667	NOK	259,231	USD	Societe Generale	4/24/2018	4,870
2,543,418	NOK	324,764	USD	State Street Bank and Trust Company	4/24/2018	6,024
1,488,931	NOK	193,242	USD	State Street Bank and Trust Company	4/24/2018	403
208,802	NZD	151,753	USD	Citibank, N.A.	4/24/2018	2,008
176,392	NZD	128,551	USD	Citibank, N.A.	4/24/2018	1,343
379,524	NZD	275,815	USD	Goldman Sachs International	4/24/2018	3,665
175,585	NZD	127,814	USD	Goldman Sachs International	4/24/2018	1,486
82,343	NZD	60,013	USD	Royal Bank of Canada	4/24/2018	624
1,016,158	SEK	127,360	USD	Citibank, N.A.	4/24/2018	2,319
1,220,661	SEK	152,783	USD	Goldman Sachs International	4/24/2018	2,994
220,543	SEK	28,038	USD	Goldman Sachs International	4/24/2018	107
2,289,380	SEK	286,947	USD	Royal Bank of Canada	4/24/2018	5,217
1,880,399	SEK	235,618	USD	State Street Bank and Trust Company	4/24/2018	4,353
Total unrealized appreciation						$151,594

132,696	USD	166,355	AUD	Citibank, N.A.	4/24/2018	(1,332)
271,482	USD	341,757	AUD	Citibank, N.A.	4/24/2018	(3,862)
128,293	USD	160,449	AUD	Goldman Sachs International	4/24/2018	(976)
20,700	USD	25,940	AUD	JPMorgan Chase Bank N.A.	4/24/2018	(199)
69,155	USD	86,641	AUD	Royal Bank of Canada	4/24/2018	(649)
651,097	USD	817,048	AUD	State Street Bank and Trust Company	4/24/2018	(7,175)
21,518	USD	26,787	CAD	Goldman Sachs International	4/24/2018	(281)
135,846	USD	168,860	CAD	Goldman Sachs International	4/24/2018	(1,572)
252,681	USD	313,228	CAD	Goldman Sachs International	4/24/2018	(2,224)
25,702	USD	31,957	CAD	JPMorgan Chase Bank N.A.	4/24/2018	(305)
202,385	USD	251,730	CAD	Royal Bank of Canada	4/24/2018	(2,473)
114,018	USD	108,660	CHF	Citibank, N.A.	4/24/2018	(3,478)
113,584	USD	108,439	CHF	Citibank, N.A.	4/24/2018	(3,672)
89,344	USD	85,552	CHF	Goldman Sachs International	4/24/2018	(3,165)
348,612	USD	333,015	CHF	Goldman Sachs International	4/24/2018	(11,482)
71,087	USD	67,868	CHF	JPMorgan Chase Bank N.A.	4/24/2018	(2,300)
355,965	USD	339,776	CHF	Royal Bank of Canada	4/24/2018	(11,440)
527,069	USD	503,256	CHF	Societe Generale	4/24/2018	(17,110)
66,652	USD	62,144	CHF	State Street Bank and Trust Company	4/24/2018	(545)
133,727	USD	108,526	EUR	Citibank, N.A.	4/24/2018	(1,748)
192,945	USD	156,883	EUR	Citibank, N.A.	4/24/2018	(2,894)
11,102	USD	9,024	EUR	Societe Generale	4/24/2018	(163)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

142,533	USD	114,825	EUR	State Street Bank and Trust Company	4/24/2018	(804)
1,082,985	USD	880,039	EUR	State Street Bank and Trust Company	4/24/2018	(15,578)
80,524	GBP	115,264	USD	Goldman Sachs International	4/24/2018	(566)
239,516	USD	172,042	GBP	Goldman Sachs International	4/24/2018	(5,539)
919,779	USD	663,971	GBP	State Street Bank and Trust Company	4/24/2018	(25,978)
133,273	USD	95,764	GBP	Citibank, N.A.	4/24/2018	(3,133)
35,404	USD	3,903,461	JPY	Citibank, N.A.	4/24/2018	(525)
8,654,983	JPY	79,803	USD	Goldman Sachs International	4/24/2018	(139)
189,816	USD	20,848,064	JPY	Goldman Sachs International	4/24/2018	(2,079)
226,072	USD	24,898,240	JPY	Goldman Sachs International	4/24/2018	(3,102)
5,167	USD	569,454	JPY	JPMorgan Chase Bank N.A.	4/24/2018	(74)
133,817	USD	14,748,487	JPY	Societe Generale	4/24/2018	(1,934)
26,811,369	JPY	246,905	USD	State Street Bank and Trust Company	4/24/2018	(121)
52,500	USD	999,514	MXN	State Street Bank and Trust Company	4/24/2018	(487)
327,053	NOK	42,707	USD	Citibank, N.A.	4/24/2018	(172)
94,312	USD	727,008	NOK	Goldman Sachs International	4/24/2018	(240)
477,614	USD	3,748,700	NOK	Goldman Sachs International	4/24/2018	(9,928)
78,663	USD	616,155	NOK	State Street Bank and Trust Company	4/24/2018	(1,472)
36,649	USD	49,936	NZD	Citibank, N.A.	4/24/2018	(124)
508,424	USD	698,560	NZD	Citibank, N.A.	4/24/2018	(5,993)
412,606	USD	566,486	NZD	Societe Generale	4/24/2018	(4,552)
64,632	USD	88,543	NZD	State Street Bank and Trust Company	4/24/2018	(571)
819,162	USD	1,127,422	NZD	State Street Bank and Trust Company	4/24/2018	(11,067)
3,535	USD	28,177	SEK	Citibank, N.A.	4/24/2018	(61)
124,851	USD	997,810	SEK	Citibank, N.A.	4/24/2018	(2,487)
132,556	USD	1,059,373	SEK	Citibank, N.A.	4/24/2018	(2,638)
21,881	USD	174,643	SEK	JPMorgan Chase Bank N.A.	4/24/2018	(406)
111,427	USD	889,331	SEK	Societe Generale	4/24/2018	(2,067)
218,862	USD	1,719,777	SEK	State Street Bank and Trust Company	4/24/2018	(611)
68,965	USD	550,630	SEK	State Street Bank and Trust Company	4/24/2018	(1,305)
6	USD	73	ZAR	State Street Bank and Trust Company	4/24/2018	(0)	(a)
Total unrealized depreciation						$(182,798)
Net unrealized depreciation						$(31,204)
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
KRW = South Korean Won (b)
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
ZAR = South African Rand
(a)	Amount less than one dollar.
(b)	Non-deliverable forward contracts.

Total return swap contracts (“total return swaps”)

At January 31, 2018, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:

        Long Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(o)	Maturity Date	Variable- Rate(n)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value

Goldman Sachs International	MSCI Europe ex UK Financials Index	EUR 89,165	9/15/2018	(0.18)%(a)	$7,290	$24	$7,314

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

JPMorgan Chase Bank N.A.	STOXX Europe 600 Travel & Leisure (Net Return) Index	EUR 205,396	11/15/2018	(0.45)%(b)	12,515	213	12,728
Goldman Sachs International	S&P 500 Energy Sector TR Index	$125,717	6/13/2018	2.10%(c)	9,670	(343)	9,327
Goldman Sachs International	S&P 500 Financials Sector TR Index	123,041	6/13/2018	2.24%(d)	8,234	(362)	7,872
Citibank, N.A.	S&P 500 Industrials Sector TR Index	197,689	6/19/2018	2.27%(e)	11,163	(131)	11,032
Total					$48,872	$(599)	$48,273

Short Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(n)	Maturity Date	Variable- Rate(m)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	MSCI Daily TR Gross Europe ex UK Index	EUR (87,335)	9/15/2018	(0.18)%(f)	$(4,157)	$(44)	$(4,201)(l)
JPMorgan Chase Bank N.A.	STOXX Europe 600 (Net Return) Index	EUR (101,385)	11/15/2018	(0.67)%(g)	(3,630)	(84)	(3,714)
JPMorgan Chase Bank N.A.	FTSE 100 Net of Tax Index	GBP (89,740)	11/15/2018	(0.35)%(h)	(3,238)	(73)	(3,311)
Goldman Sachs International	S&P 500 TR Index	(248,005)	6/13/2018	1.56%(i)	(14,559)	677	(13,882)
Citibank, N.A.	S&P 500 Consumer Durables & Apparel Group TR Index	(193,606)	6/19/2018	1.89%(j)	(7,340)	48	(7,292)
Goldman Sachs International	MSCI U.S. REIT TR Index	(224,261)	7/13/2018	1.78%(k)	(1,983)	95	(1,888)
Total					$(34,907)	$619	$(34,288)

(a) Fund pays 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(b) Fund pays 3-month EURIBOR minus 0.12%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—quarterly.

(c) Fund pays 3-month USD LIBOR plus 0.54%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(d) Fund pays 3-month USD LIBOR plus 0.68%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(e) Fund pays 3-month USD LIBOR plus 0.60%. Payment frequency—quarterly. Fund receives return on reference entity.
Payment frequency—upon termination.

(f) Fund receives 3-month EURIBOR plus 0.15%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(g) Fund receives 3-month EURIBOR minus 0.34%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—quarterly.

(h) Fund receives 3-month EURIBOR minus 0.02%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—quarterly.

(i) Fund receives 3-month USD LIBOR plus 0.50%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

(j) Fund receives 3-month USD LIBOR plus 0.22%. Payment frequency—quarterly. Fund pays return on reference entity. Payment frequency—upon termination.

(k) Fund receives 1-month USD LIBOR plus 0.22%. Payment frequency—monthly. Fund pays return on reference entity. Payment frequency—upon termination.

EURIBOR = Euro Interbank Offered Rate
LIBOR (USD) = London Interbank Offered Rate

(l) Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees (the
“Board”).

(m) Effective rate at January 31, 2018.

(n) Notional amount is stated in the currency in which the contract is denominated.
EUR = Euro
GBP = Pound Sterling

Purchased option contracts ("options purchased")

At January 31, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	12	$338,856	$295	2/2/2018	$0	(a)(b)
S&P 500 Mini Index	7	197,666	302.5	2/2/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	310	2/2/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	302.5	2/9/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	310	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	315	2/9/2018	0	(a)(b)
S&P 500 Mini Index	18	508,284	312.5	2/16/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	317.5	2/23/2018	24	(a)(b)
Total calls (cost $207)					$24

Puts
Index
S&P 500 Mini Index	12	$338,856	$242	2/2/2018	$0	(a)(b)
S&P 500 Mini Index	7	197,666	247	2/2/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	254	2/2/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	247	2/9/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	254	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	257.5	2/9/2018	0	(a)(b)
S&P 500 Mini Index	8	225,904	254	2/16/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	257.5	2/16/2018	0	(a)(b)
S&P 500 Mini Index	9	254,142	258	2/23/2018	198	(a)(b)
Total puts (cost $1,132)					$198
Total options purchased (cost $1,339) $222

(a) Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board. (b) Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Index
S&P 500 Mini Index	12	$(338,856)	$274	2/2/2018	$(10,620)
S&P 500 Mini Index	7	(197,666)	280	2/2/2018	(2,198)
S&P 500 Mini Index	8	(225,904)	285	2/2/2018	(212)
S&P 500 Mini Index	9	(254,142)	280	2/9/2018	(3,488)
S&P 500 Mini Index	9	(254,142)	287	2/9/2018	(459)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

S&P 500 Mini Index	8	(225,904)	289	2/9/2018	(0)	(a)(b)
S&P 500 Mini Index	9	(254,142)	288	2/16/2018	(612)
S&P 500 Mini Index	9	(254,142)	291	2/16/2018	(0)	(a)(b)
S&P 500 Mini Index	8	(225,904)	290	2/23/2018	(384)
Total calls (premium received $5,295)					$(17,973)

Puts
Index
S&P 500 Mini Index	12	$(338,856)	$264	2/2/2018	$(36)
S&P 500 Mini Index	7	(197,666)	269	2/2/2018	(0)	(a)(b)
S&P 500 Mini Index	8	(225,904)	280	2/2/2018	(224)
S&P 500 Mini Index	9	(254,142)	269	2/9/2018	(189)
S&P 500 Mini Index	9	(254,142)	278	2/9/2018	(693)
S&P 500 Mini Index	8	(225,904)	283	2/9/2018	(1,856)
S&P 500 Mini Index	8	(225,904)	277	2/16/2018	(956)
S&P 500 Mini Index	9	(254,142)	282	2/16/2018	(2,237)
S&P 500 Mini Index	9	(254,142)	281	2/23/2018	(2,318)
Total puts (premium received $9,177)					$(8,509)

Total options written (premium received $14,472)					$(26,482)

(a) Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board.

(b) Value determined using significant unobservable inputs.

At January 31, 2018, the Fund had securities pledged in the amount of $533,292 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)		Total
Investments:
Common Stocks(a)	$8,123	$—	$—		$8,123
Preferred Stocks(a)	272	—	—		272
Convertible Bonds(a)	—	169	—		169
Corporate Bonds(a)	—	2,247	—		2,247
Mortgage-Backed Securities(a)	—	3,014	—		3,014
U.S. Treasury Obligations	—	3,372	—		3,372
U.S. Government Agency Securities	—	338	—		338
Asset-Backed Securities	—	768	—		768
Exchange-Traded Funds	808	—	—		808
Master Limited Partnerships(a)	947	—	—		947
Investment Companies	—	4,934	—		4,934
Options Purchased(b)	—	—	0	(d)	0	(d)
Short-Term Investments	—	1,375	—		1,375
Total Investments	$10,150	$16,217	$0	(d)	$26,367

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Other Financial Instruments: (000’s omitted)
Options Purchased(e)
Call Options Index	$—	$—	$—	$(0)(d)	$0(d)	$—	$—	$—	$0(d)	$(0)(d)
Put Options Index	—	—	—	(1)	1	—	—	—	0(d)	(1)
Total	$—	$—	$—	$(1)	$1	$—	$—	$—	$0(d)	$(1)

(d)   Amount less than one thousand.

(e)  As of the period ended January 31, 2018, these securities were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $72,569 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of January 31, 2018. These securities had been categorized as Level 2 as of October 31, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments or due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$284	$—	$—	$284
Liabilities	(76)	—	—	(76)
Forward Contracts(a)
Assets	—	152	—	152
Liabilities	—	(183)	—	(183)
Swaps
Assets	—	48	—	48
Liabilities	—	(34)	—	(34)
Options Written
Liabilities	(26)	—	(0)	(26)
Total	$182	$(17)	$(0)	$165

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1//31/2018
Other Financial Instruments: (000’s omitted)
Options Written Call Option Index(c)	$(0)(d)	$—	$0(d)	$2(d)	$0(d)	$(2)	$—	$—	$(0)	$2
Options Written Put Option Index(c)	—	—	—	0(d)	—	(0)(d)	—	—	(0)	0(d)
Total	$(0)(d)	$—	$0(d)	$2	$0(d)	$(2)	$—	$—	$(0)	$2

(c)    As of the period ended January 31, 2018, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.  These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs in formulating valuations is not presented.

(d)	Amount less than one thousand.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2018	Value January 31, 2018(c)	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	114,486	41,978	—	156,464	$1,469,199	$18,372	$—	$59,376

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont'd)

Neuberger Berman Floating Rate Income Fund Institutional Class	106,866	1,074	—	107,940	1,075,085	10,836	—	(24,754)
Neuberger Berman High Income Bond Fund Class R6	245,375	3,347	28,769	219,953	1,915,788	27,863	(1,193)	1,101
Neuberger Berman Long Short Credit Fund Class R6	48,970	281	—	49,251	473,799	2,684	—	(1,449)
Total					$4,933,871	$59,755	$(1,193)	$34,274

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

(c)	At January 31, 2018, the value of these securities amounted to approximately 20.6% of net assets of the Fund.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 7.1%
$10,000	U.S. Treasury Bill, 1.08%, due 4/12/18 (Cost $9,973)	$9,974	(a)

Asset-Backed Securities 18.5%
	Ally Auto Receivables Trust
2,059	Ser. 2017-3, Class A2, 1.53%, due 3/16/20	2,054
529	Ser. 2016-1, Class A3, 1.47%, due 4/15/20	527
930	Ser. 2017-5, Class A2, 1.81%, due 6/15/20	928
1,840	Ser. 2018-1, Class A2, 2.08%, due 9/15/20	1,840	(b)
1,160	American Express Credit Account Master Trust, Ser. 2013-1, Class A, 1 month USD LIBOR + 0.42%, (1.98%), due 2/16/21	1,162	(d)
1,139	BMW Vehicle Lease Trust, Ser. 2017-1, Class A2, 1.64%, due 7/22/19	1,138
	BMW Vehicle Owner Trust
237	Ser. 2016-A, Class A2A, 0.99%, due 5/28/19	236
750	Ser. 2018-A, Class A2A, 2.09%, due 11/25/20	750
600	Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Class A2A, 1.77%, due 12/19/19	599	(e)
2,100	Chase Issuance Trust, Ser. 2015-A1, Class A1, 1 month USD LIBOR + 0.32%, (1.88%), due 2/18/20	2,100	(d)
	Citibank Credit Card Issuance Trust
445	Ser. 2013-A2, Class A2, 1 month USD LIBOR + 0.28%, (1.84%), due 5/26/20	445	(d)
1,125	Ser. 2017-A1, Class A1, 1 month USD LIBOR + 0.25%, (1.81%), due 1/19/21	1,127	(d)
	Ford Credit Auto Owner Trust
248	Ser. 2016-C, Class A2A, 1.04%, due 9/15/19	247
429	Ser. 2017-A, Class A2A, 1.33%, due 12/15/19	428
	GM Financial Consumer Automobile Receivables Trust
1,310	Ser. 2017-3A, Class A2A, 1.71%, due 9/16/20	1,306	(e)
1,080	Ser. 2018-1, Class A2A, 2.08%, due 1/19/21	1,079
1,100	Honda Auto Receivables Owner Trust, Ser. 2017-3, Class A2, 1.57%, due 1/21/20	1,096
235	Huntington Auto Trust, Ser. 2016-1, Class A2, 1.29%, due 5/15/19	235
55	Hyundai Auto Receivables Trust, Ser. 2016-A, Class A2A, 1.21%, due 6/17/19	55
204	Mercedes-Benz Auto Receivables Trust, Ser. 2016-1, Class A2A, 1.11%, due 3/15/19	203
364	Navient Student Loan Trust, Ser. 2016-3A, Class A1, 1 month USD LIBOR + 0.60%, (2.16%), due 6/25/65	365	(d)(e)
	Nissan Auto Receivables Owner Trust
43	Ser. 2016-B, Class A2A, 1.05%, due 4/15/19	43
278	Ser. 2016-C, Class A2A, 1.07%, due 5/15/19	278
1,350	Ser. 2017-B, Class A2A, 1.56%, due 5/15/20	1,345
	Securitized Term Auto Receivables Trust
257	Ser. 2017-1A, Class A2A, 1.51%, due 4/25/19	256	(e)
480	Ser. 2017-2A, Class A2A, 1.78%, due 1/27/20	479	(e)
	Toyota Auto Receivables Owner Trust
43	Ser. 2016-C, Class A2A, 1.00%, due 1/15/19	43
38	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	38
1,850	Ser. 2017-C, Class A2A, 1.58%, due 7/15/20	1,843
1,090	Ser. 2017-D, Class A2A, 1.74%, due 8/17/20	1,086
	World Omni Auto Receivables Trust
1,480	Ser.2017-B, Class A2A, 1.61%, due 2/16/21	1,473
1,090	Ser. 2018-A, Class A2, 2.19%, due 5/17/21	1,090	(c)(f)
	Total Asset-Backed Securities (Cost $25,945)	25,894

Corporate Bonds 54.0%

Aerospace & Defense 1.4%
1,945	Northrop Grumman Corp., 1.75%, due 6/1/18	1,944

Agriculture 1.4%
1,980	BAT Capital Corp., 3 month USD LIBOR + 0.59%, (2.00%), due 8/14/20	1,992	(d)(e)(g)

Auto Manufacturers 3.3%
	American Honda Finance Corp.
785	3 month USD LIBOR + 0.34%, (1.75%), due 2/14/20	788	(d)
520	3 month USD LIBOR + 0.27%, (2.01%), due 7/20/20	521	(d)
520	Daimler Finance N.A. LLC, 3 month USD LIBOR + 0.25%, (1.64%), due 11/5/18	520	(d)(e)
1,500	Ford Motor Credit Co. LLC, 3 month USD LIBOR + 0.83%, (2.24%), due 8/12/19	1,510	(d)
	Toyota Motor Credit Corp.
335	3 month USD LIBOR + 0.82%, (2.26%), due 2/19/19	338	(d)
880	3 month USD LIBOR + 0.26%, (1.99%), due 4/17/20	882	(d)
		4,559
Banks 15.8%
2,835	Bank of America Corp., 3 month USD LIBOR + 0.87%, (2.56%), due 4/1/19	2,860	(d)
2,425	Capital One Financial Corp., 3 month USD LIBOR + 0.76%, (2.17%), due 5/12/20	2,438	(d)
2,145	Citigroup, Inc., 3 month USD LIBOR + 1.31%, (3.06%), due 10/26/20	2,190	(d)
	Goldman Sachs Group, Inc.
1,645	3 month USD LIBOR + 1.16%, (2.90%), due 4/23/20	1,672	(d)
1,125	3 month USD LIBOR + 0.73%, (2.40%), due 12/27/20	1,131	(d)
2,925	JPMorgan Chase Bank N.A., 3 month USD LIBOR + 0.29%, (2.06%), due 2/1/21	2,928	(d)
2,855	Morgan Stanley, 3 month USD LIBOR + 0.80%, (2.21%), due 2/14/20	2,870	(d)
765	Sumitomo Mitsui Banking Corp., 3 month USD LIBOR + 0.35%, (2.08%), due 1/17/20	766	(d)
675	U.S. Bank N.A., 3 month USD LIBOR + 0.32%, (2.06%), due 1/24/20	677	(d)
	Wells Fargo & Co.
1,255	Ser. N, 3 month USD LIBOR + 0.68%, (2.45%), due 1/30/20	1,269	(d)
685	3 month USD LIBOR + 0.88%, (2.62%), due 7/22/20	696	(d)
870	3 month USD LIBOR + 1.01%, (2.53%), due 12/7/20	887	(d)
1,705	Westpac Banking Corp., 3 month USD LIBOR + 0.43%, (1.94%), due 3/6/20	1,711	(d)
		22,095
Beverages 1.8%
2,555	Anheuser-Busch InBev Finance, Inc., 3 month USD LIBOR + 0.40%, (2.17%), due 2/1/19	2,564	(d)

Biotechnology 1.1%
1,480	Gilead Sciences, Inc., 3 month USD LIBOR + 0.17%, (1.80%), due 9/20/18	1,481	(d)

Commercial Services 0.7%
940	Moody's Corp., 3 month USD LIBOR + 0.35%, (1.84%), due 9/4/18	941	(d)

Computers 0.3%
450	Apple, Inc., 3 month USD LIBOR + 0.82%, (2.27%), due 2/22/19	454	(d)(g)

Diversified Financial Services 2.2%
835	AIG Global Funding, 3 month USD LIBOR + 0.48%, (2.17%), due 7/2/20	837	(d)(e)
1,505	American Express Co., 3 month USD LIBOR + 0.33%, (2.10%), due 10/30/20	1,507	(d)
785	Protective Life Global Funding, 3 month USD LIBOR + 0.55%, (2.07%), due 6/8/18	786	(d)(e)
		3,130
Electric 2.5%
2,505	Dominion Energy, Inc., 3 month USD LIBOR + 0.55%, (2.03%), due 6/1/19	2,514	(d)(e)
910	Pacific Gas & Electric Co., 3 month USD LIBOR + 0.23%, (1.71%), due 11/28/18	910	(d)(e)
		3,424

Gas 1.7%
2,430	Sempra Energy, 3 month USD LIBOR + 0.50%, (2.21%), due 1/15/21	2,434	(d)

Insurance 1.9%
470	Berkshire Hathaway Finance Corp., 3 month USD LIBOR + 0.69%, (2.28%), due 3/15/19	474	(d)
2,110	Principal Life Global Funding II, 3 month USD LIBOR + 0.30%, (1.74%), due 5/21/18	2,111	(d)(e)
		2,585
Machinery - Construction & Mining 2.0%
	Caterpillar Financial Services Corp.
1,250	3 month USD LIBOR + 0.70%, (2.15%), due 2/23/18	1,250	(d)
930	3 month USD LIBOR + 0.08%, (1.62%), due 9/11/18	930	(d)
615	3 month USD LIBOR + 0.18%, (1.69%), due 12/6/18	616	(d)
		2,796
Machinery-Diversified 1.6%
2,230	John Deere Capital Corp., 3 month USD LIBOR + 0.29%, (1.95%), due 6/22/20	2,237	(d)

Media 1.8%
2,560	NBCUniversal Enterprise, Inc., 3 month USD LIBOR + 0.69%, (2.41%), due 4/15/18	2,563	(d)(e)

Miscellaneous Manufacturer 3.1%
2,370	General Electric Co., 3 month USD LIBOR + 0.27%, (1.66%), due 8/7/18	2,371	(d)
1,965	Siemens Financieringsmaatschappij NV, 3 month USD LIBOR + 0.34%, (1.94%), due 3/16/20	1,973	(d)(e)
		4,344
Oil & Gas 6.4%
2,355	BP Capital Markets PLC, 3 month USD LIBOR + 0.35%, (1.76%), due 8/14/18	2,359	(d)
1,035	Canadian Natural Resources Ltd., 5.90%, due 2/1/18	1,035
1,350	Chevron Corp., 3 month USD LIBOR + 0.17%, (1.66%), due 3/2/18	1,350	(d)
1,525	Exxon Mobil Corp., 3 month USD LIBOR + 0.60%, (2.07%), due 2/28/18	1,526	(d)
	Total Capital Int'l SA
2,075	3 month USD LIBOR + 0.57%, (1.98%), due 8/10/18	2,081	(d)
620	3 month USD LIBOR + 0.35%, (1.96%), due 6/19/19	622	(d)
		8,973
Pipelines 1.3%
1,790	Enterprise Products Operating LLC, 6.65%, due 4/15/18	1,807

Telecommunications 3.7%
2,500	AT&T, Inc., 3 month USD LIBOR + 0.93%, (2.62%), due 6/30/20	2,531	(d)
2,575	Verizon Communications, Inc., 3 month USD LIBOR + 0.55%, (2.00%), due 5/22/20	2,589	(d)
		5,120
	Total Corporate Bonds (Cost $75,339)	75,443
NUMBER OF SHARES

Short-Term Investments 15.8%

Investment Companies 15.8%
3,987	State Street Institutional Treasury Money Market Fund Premier Class, 1.23%(h)	4	(g)
21,998,707	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(h)	21,999	(g)(i)
	Total Short-Term Investments (Cost $22,003)	22,003

	Total Investments 95.4% (Cost $133,260)	133,314

	Other Assets Less Liabilities 4.6%	6,355	(j)

	Net Assets 100.0%	$139,669

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees (the "Board"). Total value of all such securities at January 31, 2018 amounted to approximately $1,090,000, which represents 0.8% of net assets of the Fund.

(d)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR (USD)—London Interbank Offered Rate

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $17,211,000, which represents 12.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(f)	When-issued security. Total value of all such securities at January 31, 2018 amounted to approximately $1,090,000, which represents 0.7% of net assets of the Fund.
(g)	All or a portion of this security is segregated in connection with obligations for futures with a total value of approximately $24,448,000.
(h)	Represents 7-day effective yield as of January 31, 2018.
(i)	All or a portion represents positions held by the Neuberger Berman Cayman Commodity Fund I Ltd., a wholly owned subsidiary (the “RBCS Subsidiary").
(j)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures(a) for the Fund were as follows:
Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	82	Low Sulphur Gasoil	$5,022,500	$400,333
3/2018	80	Lead	5,236,000	259,535
3/2018	68	Nickel	5,540,436	725,777
3/2018	66	Primary Aluminum	3,652,688	96,509
3/2018	55	Zinc	4,880,563	432,799
3/2018	123	Natural Gas	3,517,800	49,113
3/2018	35	Feeder Cattle	2,538,375	(203,111)
4/2018	87	Gold 100 Oz.	11,684,970	59,221
4/2018	138	Platinum	6,929,670	818,814
4/2018	134	Brent Crude Oil	9,144,160	(159,230)
4/2018	57	Sugar 11	853,541	(6,718)
5/2018	222	Hard Red Winter Wheat	5,350,200	359,529
5/2018	185	Wheat	4,305,875	167,823
5/2018	69	Cocoa	1,393,800	7,440
5/2018	137	WTI Crude Oil	8,762,520	1,258,240
5/2018	64	High Grade Copper	5,144,000	(7,688)
5/2018	65	Silver	5,632,250	(49,711)
5/2018	108	New York Harbor ULSD	9,205,358	889,403
6/2018	77	Live Cattle	3,544,310	(154,213)
7/2018	571	Corn	10,770,488	(64,203)
7/2018	66	Soybean	3,353,625	79,103
7/2018	162	Soybean Meal	5,567,940	178,285
7/2018	27	Coffee 'C'	1,281,319	(29,521)
11/2018	122	RBOB Gasoline	9,066,406	58,978
12/2018	90	Cotton No.2	3,352,950	(48,225)
12/2018	147	Lean Hogs	3,764,670	(31,917)
12/2018	66	Soybean Oil	1,337,292	21,746
Total Long Positions			$ 140,833,704	$5,108,111

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	2	Lead	$(130,900)	$(5,112)
3/2018	9	Nickel	(733,293)	(55,617)
3/2018	1	Zinc	(88,737)	(9,668)
Total Short Positions			$ (952,930)	$(70,397)
Total Futures				$5,037,714

(a)   The Fund invests in commodity-related instruments through the RBCS Subsidiary, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the RBCS Subsidiary with the intent that the Fund will remain the sole shareholder of the RBCS Subsidiary. The RBCS Subsidiary is governed by its own Board of Directors.

At January 31, 2018, the Fund had $1,820,407 deposited in a segregated account to cover margin requirements on open futures.

As of January 31, 2018, the value of the Fund’s investment in the RBCS Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$ 27,470,712	19.7%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$9,974	$—	$9,974
Asset-Backed Securities	—	24,054	1,840	25,894
Corporate Bonds(a)	—	75,443	—	75,443
Short-Term Investments(a)	—	22,003	—	22,003
Total Investments	$—	$131,474	$1,840	$133,314

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Asset-Backed Securities (c)	$480	$—	$—	$0	(d)	$1,840	$—	$—	$(480)	$1,840	$0	(d)
Total	$480	$—	$—	$0	(d)	$1,840	$—	$—	$(480)	$1,840	$0	(d)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $480,000 was transferred from Level 3 to Level 2. Transfers of asset-backed securities out of Level 3 were primarily due to the pricing methodology using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$5,863	$—	$—	$5,863
Liabilities	(825)	—	—	(825)
Total	$5,038	$—	$—	$5,038

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 92.9%
	U.S. Treasury Notes
$38,000	0.88%, due 6/15/19 – 9/15/19	$37,336	(a)
50,100	1.00%, due 3/15/18 – 3/15/19	49,758	(a)
19,600	1.13%, due 6/15/18	19,569
18,200	1.25%, due 12/15/18	18,096	(a)
32,700	1.38%, due 12/15/19 – 9/15/20	32,128
18,400	1.50%, due 6/15/20	18,096
31,800	1.63%, due 3/15/20 – 6/30/20	31,401
	Total U.S. Treasury Obligations (Cost $208,062)	206,384
NUMBER OF SHARES

Short-Term Investments 7.5%

Investment Companies 7.5%
16,706,742	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(c) (Cost $16,707)	16,707	(b)

	Total Investments 100.4% (Cost $224,769)	223,091

	Liabilities Less Other Assets (0.4)%	(978)	(d)

	Net Assets 100.0%	$222,113

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $16,707,000.
(c)	Represents 7-day effective yield as of January 31, 2018.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At January 31, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	3	$(472,495)	$1,550	2/2/2018	$(495)
Russell 2000 Index	12	(1,889,978)	1,555	2/2/2018	(2,100)
Russell 2000 Index	1	(157,498)	1,600	2/2/2018	(2,390)
Russell 2000 Index	17	(2,677,469)	1,595	2/2/2018	(33,235)
Russell 2000 Index	30	(4,724,946)	1,555	2/9/2018	(22,350)
Russell 2000 Index	10	(1,574,982)	1,580	2/9/2018	(16,200)
Russell 2000 Index	9	(1,417,484)	1,590	2/9/2018	(19,350)
Russell 2000 Index	44	(6,929,921)	1,585	2/16/2018	(100,980)
Russell 2000 Index	5	(787,491)	1,580	2/16/2018	(10,275)
Russell 2000 Index	29	(4,567,448)	1,600	2/23/2018	(100,775)
Russell 2000 Index	18	(2,834,968)	1,605	2/23/2018	(68,310)
Russell 2000 Index	2	(314,996)	1,595	2/23/2018	(6,380)
Russell 2000 Index	3	(472,495)	1,600	3/2/2018	(11,400)
Russell 2000 Index	14	(2,204,975)	1,605	3/2/2018	(57,400)
Russell 2000 Index	14	(2,204,975)	1,580	3/2/2018	(38,850)
S&P 500 Index	1	(282,381)	2,780	2/2/2018	(130)
S&P 500 Index	5	(1,411,905)	2,790	2/2/2018	(1,013)
S&P 500 Index	4	(1,129,524)	2,795	2/2/2018	(1,030)
S&P 500 Index	57	(16,095,717)	2,815	2/2/2018	(39,045)
S&P 500 Index	42	(11,860,002)	2,830	2/2/2018	(55,860)
S&P 500 Index	7	(1,976,667)	2,835	2/2/2018	(11,375)
S&P 500 Index	23	(6,494,763)	2,850	2/2/2018	(62,445)
S&P 500 Index	29	(8,189,049)	2,760	2/9/2018	(16,095)
S&P 500 Index	35	(9,883,335)	2,780	2/9/2018	(28,875)
S&P 500 Index	3	(847,143)	2,830	2/9/2018	(7,125)
S&P 500 Index	1	(282,381)	2,835	2/9/2018	(2,625)
S&P 500 Index	58	(16,378,098)	2,850	2/9/2018	(203,290)
S&P 500 Index	29	(8,189,049)	2,860	2/9/2018	(121,655)
S&P 500 Index	9	(2,541,429)	2,780	2/16/2018	(12,465)
S&P 500 Index	34	(9,600,954)	2,785	2/16/2018	(50,830)
S&P 500 Index	45	(12,707,145)	2,795	2/16/2018	(78,525)
S&P 500 Index	69	(19,484,289)	2,800	2/16/2018	(130,065)
S&P 500 Index	7	(1,976,667)	2,800	2/23/2018	(16,135)
S&P 500 Index	74	(20,896,194)	2,820	2/23/2018	(221,630)
S&P 500 Index	41	(11,577,621)	2,835	2/23/2018	(149,240)
S&P 500 Index	17	(4,800,477)	2,830	2/23/2018	(58,055)
S&P 500 Index	12	(3,388,572)	2,840	2/23/2018	(46,560)
S&P 500 Index	7	(1,976,667)	2,855	2/23/2018	(32,830)
S&P 500 Index	13	(3,670,953)	2,855	3/2/2018	(66,625)
S&P 500 Index	15	(4,235,715)	2,865	3/2/2018	(85,725)
S&P 500 Index	37	(10,448,097)	2,825	3/2/2018	(135,790)
Total (premium received $1,993,310)					$(2,125,528)

At January 31, 2018, the Fund had securities pledged in the amount of $39,073,141 to cover collateral requirements for options written.

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$206,384	$—	$206,384
Short-Term Investments	—	16,707	—	16,707
Total Investments	$—	$223,091	$—	$223,091

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,126)	$—	$—	$(2,126)
	$(2,126)	—	$—	$(2,126)

See Notes to Schedule of Investments

January 31, 2018
Notes to Schedule of Investmentsß (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Global Allocation Fund, Neuberger Berman Hedged Option Premium Strategy Fund, Neuberger Berman Long Short Fund, Neuberger Berman Long Short Credit Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Risk Balanced Commodity Strategy Fund and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, convertible preferred stocks, exchange-traded funds, preferred stocks, master limited partnerships, exchange-traded options purchased and options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The
NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer  quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß  Consolidated Notes to Schedule of Investments for Neuberger Berman Risk Balanced Commodity Strategy.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of swaptions is determined by Management by obtaining valuations from independent pricing services using market data and an industry standard model that considers a number of factors, which may include underlying curve/spread data, default-adjusted forward spread, data sources, delta adjustment, volatility skews and skew fallbacks (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate or Federal Funds floating rate (Level 2 inputs).

Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß  Consolidated Notes to Schedule of Investments for Neuberger Berman Risk Balanced Commodity Strategy.

and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß  Consolidated Notes to Schedule of Investments for Neuberger Berman Risk Balanced Commodity Strategy.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds\

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 28, 2018